NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
159,480 shares (cost $2,288,386)	$2,286,942
Stock Index Fund, Inc. - Initial Shares (DSIF)
23,498 shares (cost $617,970)	748,638
Stock Index Fund, Inc. - Service Shares (DSIFS)
52,804 shares (cost $1,391,429)	1,684,441
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,674 shares (cost $66,643)	88,896
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
6,987 shares (cost $27,878)	27,389
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
26,387 shares (cost $105,013)	103,172
Investors Growth Stock Series - Service Class (MIGSC)
124,851 shares (cost $1,192,689)	1,489,471
Mid Cap Growth Series - Service Class (MMCGSC)
236,294 shares (cost $1,325,460)	1,507,555
New Discovery Series - Service Class (MNDSC)
114,689 shares (cost $1,702,469)	1,721,488
Value Series - Service Class (MVFSC)
189,125 shares (cost $2,125,113)	2,689,359
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
19,871 shares (cost $313,997)	340,586
Core Plus Fixed Income Portfolio - Class II (MSVF2)
34,506 shares (cost $344,453)	366,459
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2,199 shares (cost $32,111)	33,446
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
209,237 shares (cost $3,146,524)	4,121,974
American Funds NVIT Bond Fund - Class II (GVABD2)
148,479 shares (cost $1,634,904)	1,741,654
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
76,856 shares (cost $1,521,429)	1,825,320
American Funds NVIT Growth Fund - Class II (GVAGR2)
41,600 shares (cost $2,078,128)	2,515,158
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
16,208 shares (cost $583,023)	670,513
Federated NVIT High Income Bond Fund - Class III (HIBF3)
35,669 shares (cost $248,993)	246,115
NVIT Emerging Markets Fund - Class II (GEM2)
30,264 shares (cost $326,747)	354,696
NVIT Emerging Markets Fund - Class VI (GEM6)
231,693 shares (cost $2,618,815)	2,731,658
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
15,239 shares (cost $142,491)	139,285
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,197 shares (cost $18,594)	18,193
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
271 shares (cost $2,797)	2,963
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
1,341 shares (cost $14,736)	14,687
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
11,731 shares (cost $105,528)	104,642

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Cardinal Balanced Fund - Class II (NVCRB2)
121,722 shares (cost $1,251,391)	1,312,161
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
52,392 shares (cost $478,080)	551,168
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
53,057 shares (cost $550,955)	567,707
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
247,740 shares (cost $2,457,746)	2,635,958
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
54,550 shares (cost $523,939)	552,046
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
145,501 shares (cost $1,534,684)	1,571,411
NVIT Core Bond Fund - Class I (NVCBD1)
5,554 shares (cost $61,208)	62,813
NVIT Core Bond Fund - Class II (NVCBD2)
50,751 shares (cost $553,223)	572,476
NVIT Core Plus Bond Fund - Class II (NVLCP2)
53,158 shares (cost $615,847)	627,259
NVIT Nationwide Fund - Class II (TRF2)
11,416 shares (cost $86,764)	115,870
NVIT Government Bond Fund - Class I (GBF)
730,783 shares (cost $8,678,903)	8,499,007
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
579,489 shares (cost $5,083,780)	5,789,093
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
56,141 shares (cost $742,999)	766,320
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,024 shares (cost $72,597)	75,766
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
898,040 shares (cost $8,715,960)	9,339,613
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,439,390 shares (cost $36,694,417)	38,727,526
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,616,069 shares (cost $17,349,757)	18,035,328
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,147,484 shares (cost $11,554,016)	12,610,851
NVIT Mid Cap Index Fund - Class I (MCIF)
22,757 shares (cost $360,205)	433,069
NVIT Mid Cap Index Fund - Class II (MCIF2)
150,976 shares (cost $2,555,244)	2,859,478
NVIT Money Market Fund - Class I (SAM)
22,667,889 shares (cost $22,667,889)	22,667,889
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
1,858 shares (cost $17,490)	18,655
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
5,772 shares (cost $59,914)	56,218
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
65,769 shares (cost $596,228)	636,640
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
1,871 shares (cost $20,194)	19,629
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
314,259 shares (cost $2,436,278)	2,938,325
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
13,779 shares (cost $148,834)	144,678
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
13,757 shares (cost $131,711)	142,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
48,725 shares (cost $732,384)	824,921
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,944 shares (cost $44,374)	70,141
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
98,976 shares (cost $861,246)	1,151,096
NVIT Multi-Manager Small Company Fund - Class I (SCF)
20,614 shares (cost $377,987)	403,408
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
81,929 shares (cost $1,167,790)	1,562,388
NVIT Short Term Bond Fund - Class II (NVSTB2)
24,647 shares (cost $259,281)	259,538
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,669,077 shares (cost $40,458,837)	46,201,723
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2,177,307 shares (cost $32,906,546)	37,602,099
Templeton NVIT International Value Fund - Class III (NVTIV3)
2,802 shares (cost $34,505)	34,211
NVIT Real Estate Fund - Class II (NVRE2)
159,907 shares (cost $1,318,235)	1,507,925
VPS Growth and Income Portfolio - Class B (ALVGIB)
104,526 shares (cost $1,932,258)	2,159,501
VPS International Value Portfolio - Class B (ALVIVB)
41,524 shares (cost $882,866)	533,167
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
26,167 shares (cost $698,613)	794,964
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
182,681 shares (cost $2,592,088)	3,211,528
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
21,939 shares (cost $178,450)	297,495
Capital Appreciation Fund II - Service Shares (FCA2S)
173,795 shares (cost $1,030,374)	1,087,955
High Income Bond Fund II - Service Shares (FHIBS)
601,865 shares (cost $3,873,088)	4,291,300
Kaufmann Fund II - Primary Shares (FVK2)
11,979 shares (cost $159,482)	180,398
Quality Bond Fund II - Primary Shares (FQB)
177,237 shares (cost $1,897,197)	2,091,401
Quality Bond Fund II - Service Shares (FQBS)
460,554 shares (cost $4,889,183)	5,411,509
Equity-Income Portfolio - Initial Class (FEIP)
486,724 shares (cost $10,825,665)	9,705,285
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
149,559 shares (cost $1,229,327)	1,672,074
High Income Portfolio - Initial Class (FHIP)
1,525,450 shares (cost $8,421,499)	8,862,865
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
92,580 shares (cost $1,257,799)	1,401,663
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
79,648 shares (cost $949,816)	1,197,901
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
25,937 shares (cost $365,224)	388,276
VIP Asset Manager Portfolio - Initial Class (FAMP)
167,262 shares (cost $2,349,668)	2,537,360
VIP Asset Manager Portfolio - Service Class (FAMS)
109,220 shares (cost $1,538,346)	1,647,032

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Asset Manager Portfolio - Service Class 2 (FAM2)
69,775 shares (cost $976,035)	1,041,039
VIP Balanced Portfolio - Initial Class (FBP)
878,998 shares (cost $12,593,073)	13,853,009
VIP Balanced Portfolio - Service Class (FBS)
201,239 shares (cost $2,895,939)	3,161,471
VIP Balanced Portfolio - Service Class 2 (FB2)
119,134 shares (cost $1,686,822)	1,850,146
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
105,692 shares (cost $848,903)	1,038,953
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
17,291 shares (cost $155,987)	172,048
VIP Equity-Income Portfolio - Service Class (FEIS)
409,250 shares (cost $9,284,767)	8,131,802
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
595,912 shares (cost $13,209,180)	11,691,795
VIP Growth & Income Portfolio - Initial Class (FGIP)
341,961 shares (cost $4,710,599)	4,989,206
VIP Growth & Income Portfolio - Service Class (FGIS)
437,049 shares (cost $6,018,768)	6,332,843
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
258,395 shares (cost $3,390,665)	3,707,965
VIP Growth Portfolio - Initial Class (FGP)
218,749 shares (cost $7,223,068)	9,198,416
VIP Growth Portfolio - Service Class (FGS)
238,173 shares (cost $7,298,832)	9,991,338
VIP Growth Portfolio - Service Class 2 (FG2)
163,863 shares (cost $6,064,606)	6,823,269
VIP High Income Portfolio - Initial Class R (FHIPR)
177,257 shares (cost $997,769)	1,026,316
VIP High Income Portfolio - Service Class (FHIS)
694,528 shares (cost $3,790,356)	4,014,371
VIP High Income Portfolio - Service Class 2 (FHI2)
529,325 shares (cost $2,632,552)	2,995,977
VIP High Income Portfolio - Service Class 2R (FHI2R)
253,343 shares (cost $1,391,905)	1,431,389
VIP High Income Portfolio - Service Class R (FHISR)
76,658 shares (cost $422,797)	440,782
VIP Index 500 Portfolio - Initial Class (FIP)
138,923 shares (cost $19,183,989)	20,132,709
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,233,021 shares (cost $15,514,801)	16,103,258
VIP Mid Cap Portfolio - Initial Class (FMCP)
84,342 shares (cost $2,434,708)	2,576,663
VIP Mid Cap Portfolio - Service Class (FMCS)
193,986 shares (cost $5,511,345)	5,895,238
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
480,969 shares (cost $13,455,300)	14,419,458
VIP Money Market Portfolio - Initial Class (FMMP)
9,361,081 shares (cost $9,361,081)	9,361,080
VIP Overseas Portfolio - Initial Class (FOP)
498,062 shares (cost $9,681,088)	8,013,815
VIP Overseas Portfolio - Service Class (FOS)
156,632 shares (cost $2,948,386)	2,509,243
VIP Overseas Portfolio - Service Class 2 (FO2)
100,558 shares (cost $1,989,281)	1,603,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Overseas Portfolio - Service Class 2 R (FO2R)
109,531 shares (cost $1,509,245)	1,730,589
VIP Overseas Portfolio - Service Class R (FOSR)
26,138 shares (cost $399,803)	418,205
VIP Value Portfolio - Service Class 2 (FV2)
28,729 shares (cost $312,262)	359,116
VIP Value Strategies Portfolio - Service Class (FVSS)
13,200 shares (cost $98,139)	146,260
VIP Value Portfolio - Service Class (FVS)
16,106 shares (cost $193,585)	202,933
VIP Growth Strategies Portfolio - Service Class (FAGRS)
5,621 shares (cost $41,899)	51,322
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
51,517 shares (cost $362,068)	458,504
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
49,625 shares (cost $879,829)	1,093,234
Templeton Foreign Securities Fund - Class 1 (TIF)
11,751 shares (cost $168,281)	171,917
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
42,441 shares (cost $322,889)	361,174
Socially Responsive Portfolio - I Class Shares (AMSRS)
12,601 shares (cost $186,971)	200,225
Global Securities Fund/VA - Class 3 (OVGS3)
8,205 shares (cost $189,249)	268,875
Global Securities Fund/VA - Class 4 (OVGS4)
84,392 shares (cost $2,140,928)	2,727,548
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,136 shares (cost $109,057)	134,631
Global Securities Fund/VA - Service Class (OVGSS)
61,290 shares (cost $1,755,918)	1,976,613
Main Street Fund(R)/VA - Service Class (OVGIS)
199,600 shares (cost $4,122,253)	4,746,479
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
16,638 shares (cost $233,275)	335,080
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
16,735 shares (cost $261,960)	334,032
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
43,229 shares (cost $240,785)	245,107
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,316,112 shares (cost $7,003,191)	7,620,288
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
75,092 shares (cost $909,031)	886,833
Low Duration Portfolio - Advisor Class (PMVLAD)
156,863 shares (cost $1,651,152)	1,690,981
Putnam VT Growth and Income Fund - Class IB (PVGIB)
5,630 shares (cost $69,728)	100,938
Putnam VT International Equity Fund - Class IB (PVTIGB)
11,051 shares (cost $145,734)	125,210
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
7,853 shares (cost $90,793)	120,080
Putnam VT Voyager Fund - Class IB (PVTVB)
19,009 shares (cost $680,289)	687,550
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
57,742 shares (cost $1,886,252)	2,052,740
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
355,831 shares (cost $4,358,481)	4,704,085

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

V.I. Core Equity Fund - Series I (AVGI)
6,172 shares (cost $154,609)	186,023
V.I. Core Equity Fund - Series II (AVCE2)
25,104 shares (cost $624,282)	749,599
V.I. International Growth Fund - Series II (AVIE2)
9,679 shares (cost $185,920)	287,275
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
13,102 shares (cost $117,236)	166,524
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
5,045 shares (cost $145,834)	143,163
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
19,531 shares (cost $588,536)	568,934
Variable Insurance Portfolios - Asset Strategy (WRASP)
200,289 shares (cost $1,896,903)	2,148,283
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
16,994 shares (cost $138,330)	133,912

Total Investments	$507,834,647

Accounts Payable	(815)

$507,833,832

Contract Owners’ Equity:
Accumulation units	507,253,613
Contracts in payout (annuitization) period (note 1f)	580,219

Total Contract Owners’ Equity (note 5)	$507,833,832

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	IVKMG1	IVKMG2	MIGSC
Reinvested dividends	$8,275,019	33,413	15,725	31,579	850	-	-	3,356
Mortality and expense risk charges (note 2)	(6,347,957)	(28,665)	(8,618)	(21,077)	(1,057)	(207)	(764)	(18,004)

Net investment income (loss)	1,927,062	4,748	7,107	10,502	(207)	(207)	(764)	(14,648)

Realized gain (loss) on investments	1,276,650	55,182	68,291	(64,470)	5,415	(1,061)	(225)	51,758
Change in unrealized gain (loss) on investments	51,917,047	154,587	(6,581)	206,918	4,874	(489)	(1,840)	103,743

Net gain (loss) on investments	53,193,697	209,769	61,710	142,448	10,289	(1,550)	(2,065)	155,501

Reinvested capital gains	7,400,845	7,548	39,548	98,921	-	8	35	73,948

Net increase (decrease) in contract owners’ equity resulting from operations	$62,521,604	222,065	108,365	251,871	10,082	(1,749)	(2,794)	214,801

Investment Activity:	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$-	-	38,759	4,984	18,682	280	57,026	38,727
Mortality and expense risk charges (note 2)	(18,990)	(20,949)	(34,612)	(3,683)	(4,340)	(329)	(47,405)	(20,309)

Net investment income (loss)	(18,990)	(20,949)	4,147	1,301	14,342	(49)	9,621	18,418

Realized gain (loss) on investments	(59,827)	168,992	(6,775)	(258)	13,983	1,569	184,641	114,481
Change in unrealized gain (loss) on investments	303,215	8,755	383,335	43,260	4,068	332	395,383	(60,994)

Net gain (loss) on investments	243,388	177,747	376,560	43,002	18,051	1,901	580,024	53,487

Reinvested capital gains	-	171,523	20,606	-	-	1,577	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$224,398	328,321	401,313	44,303	32,393	3,429	589,645	71,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2
Reinvested dividends	$15,652	5,385	6,939	19,387	768	6,876	827	254
Mortality and expense risk charges (note 2)	(19,447)	(26,907)	(7,170)	(2,212)	(4,224)	(31,929)	(1,582)	(588)

Net investment income (loss)	(3,795)	(21,522)	(231)	17,175	(3,456)	(25,053)	(755)	(334)

Realized gain (loss) on investments	141,830	193,898	57,874	2,950	(51,005)	105,192	(3,184)	(3,780)
Change in unrealized gain (loss) on investments	193,515	214,263	45,630	2,258	114,178	327,752	21,887	5,003

Net gain (loss) on investments	335,345	408,161	103,504	5,208	63,173	432,944	18,703	1,223

Reinvested capital gains	-	-	-	-	-	-	-	4,052

Net increase (decrease) in contract owners’ equity resulting from operations	$331,550	386,639	103,273	22,383	59,717	407,891	17,948	4,941

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$35	159	908	18,774	7,102	9,737	35,599	6,417
Mortality and expense risk charges (note 2)	(73)	(232)	(875)	(10,305)	(6,055)	(6,023)	(24,276)	(5,754)

Net investment income (loss)	(38)	(73)	33	8,469	1,047	3,714	11,323	663

Realized gain (loss) on investments	1,107	(641)	(127)	17,687	4,269	7,843	50,866	962
Change in unrealized gain (loss) on investments	(225)	3,504	6,365	40,490	45,134	12,333	154,772	49,743

Net gain (loss) on investments	882	2,863	6,238	58,177	49,403	20,176	205,638	50,705

Reinvested capital gains	-	-	3,298	14,596	7,567	8,423	36,826	13,785

Net increase (decrease) in contract owners’ equity resulting from operations	$844	2,790	9,569	81,242	58,017	32,313	253,787	65,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2
Reinvested dividends	$23,921	1,885	15,725	13,434	1,334	193,055	86,913	12,823
Mortality and expense risk charges (note 2)	(13,098)	(494)	(6,211)	(6,979)	(1,554)	(107,181)	(70,580)	(6,239)

Net investment income (loss)	10,823	1,391	9,514	6,455	(220)	85,874	16,333	6,584

Realized gain (loss) on investments	20,712	200	9,950	10,898	10,623	76,916	(648,080)	8,901
Change in unrealized gain (loss) on investments	26,175	810	11,772	5,325	4,720	(276,686)	1,470,060	15,366

Net gain (loss) on investments	46,887	1,010	21,722	16,223	15,343	(199,770)	821,980	24,267

Reinvested capital gains	18,884	400	3,569	13,976	-	299,328	-	6,585

Net increase (decrease) in contract owners’ equity resulting from operations	$76,594	2,801	34,805	36,654	15,123	185,432	838,313	37,436

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM
Reinvested dividends	$1,275	165,239	640,430	293,827	216,806	4,674	24,964	-
Mortality and expense risk charges (note 2)	(647)	(123,807)	(497,528)	(235,167)	(158,808)	(5,932)	(33,930)	(210,914)

Net investment income (loss)	628	41,432	142,902	58,660	57,998	(1,258)	(8,966)	(210,914)

Realized gain (loss) on investments	572	92,099	(758,420)	(764,671)	(119,466)	23,915	(28,148)	-
Change in unrealized gain (loss) on investments	2,247	116,491	4,396,385	2,998,831	901,405	20,331	282,392	-

Net gain (loss) on investments	2,819	208,590	3,637,965	2,234,160	781,939	44,246	254,244	-

Reinvested capital gains	848	131,239	-	-	54,290	36,645	198,403	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,295	381,261	3,780,867	2,292,820	894,227	79,633	443,681	(210,914)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMIG6	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2
Reinvested dividends	$61	210	962	56	32,076	-	1,584	-
Mortality and expense risk charges (note 2)	(122)	(603)	(7,859)	(326)	(36,162)	(1,464)	(1,560)	(10,566)

Net investment income (loss)	(61)	(393)	(6,897)	(270)	(4,086)	(1,464)	24	(10,566)

Realized gain (loss) on investments	199	(13,912)	(60,533)	4,767	100,184	17,378	9,432	(26,824)
Change in unrealized gain (loss) on investments	1,551	21,868	152,667	(2,912)	369,806	(12,493)	(2,718)	151,321

Net gain (loss) on investments	1,750	7,956	92,134	1,855	469,990	4,885	6,714	124,497

Reinvested capital gains	-	-	-	521	-	14,506	13,627	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,689	7,563	85,237	2,106	465,904	17,927	20,365	113,931

Investment Activity:	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$598	6,113	617	-	3,489	331,131	170,106	812
Mortality and expense risk charges (note 2)	(1,148)	(14,474)	(4,384)	(19,553)	(3,033)	(684,377)	(422,522)	(305)

Net investment income (loss)	(550)	(8,361)	(3,767)	(19,553)	456	(353,246)	(252,416)	507

Realized gain (loss) on investments	22,991	66,519	(16,592)	66,922	5,686	981,285	712,772	(5,881)
Change in unrealized gain (loss) on investments	(6,696)	163,591	75,536	165,373	936	7,206,624	5,879,815	9,478

Net gain (loss) on investments	16,295	230,110	58,944	232,295	6,622	8,187,909	6,592,587	3,597

Reinvested capital gains	-	-	-	-	-	-	-	289

Net increase (decrease) in contract owners’ equity resulting from operations	$15,745	221,749	55,177	212,742	7,078	7,834,663	6,340,171	4,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS
Reinvested dividends	$12,395	29,970	7,221	264	9,242	1,775	2,951	335,097
Mortality and expense risk charges (note 2)	(17,615)	(26,251)	(6,655)	(10,055)	(37,969)	(3,884)	(13,163)	(53,001)

Net investment income (loss)	(5,220)	3,719	566	(9,791)	(28,727)	(2,109)	(10,212)	282,096

Realized gain (loss) on investments	201,048	(180,679)	(49,314)	21,089	(106,888)	21,319	12,121	481,962
Change in unrealized gain (loss) on investments	(134,501)	517,027	111,826	117,240	533,345	17,283	32,383	(198,473)

Net gain (loss) on investments	66,547	336,348	62,512	138,329	426,457	38,602	44,504	283,489

Reinvested capital gains	147,583	-	-	-	102,230	13,768	67,044	-

Net increase (decrease) in contract owners’ equity resulting from operations	$208,910	340,067	63,078	128,538	499,960	50,261	101,336	565,585

Investment Activity:	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS
Reinvested dividends	$-	88,938	216,108	299,051	5,886	501,504	19,513	15,363
Mortality and expense risk charges (note 2)	(2,921)	(23,173)	(63,352)	(141,839)	(19,392)	(127,445)	(22,006)	(11,918)

Net investment income (loss)	(2,921)	65,765	152,756	157,212	(13,506)	374,059	(2,493)	3,445

Realized gain (loss) on investments	16,785	9,113	103,551	(418,916)	35,597	(162,029)	66,866	34,272
Change in unrealized gain (loss) on investments	29,206	99,566	189,548	1,111,613	357,830	875,596	134,258	120,135

Net gain (loss) on investments	45,991	108,679	293,099	692,697	393,427	713,567	201,124	154,407

Reinvested capital gains	-	-	-	630,613	-	-	5,015	4,333

Net increase (decrease) in contract owners’ equity resulting from operations	$43,070	174,444	445,855	1,480,522	379,921	1,087,626	203,646	162,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FAMG2	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2
Reinvested dividends	$4,193	38,853	23,315	13,283	237,772	48,716	27,430	4,933
Mortality and expense risk charges (note 2)	(4,151)	(34,624)	(17,608)	(11,637)	(205,612)	(34,411)	(21,056)	(10,912)

Net investment income (loss)	42	4,229	5,707	1,646	32,160	14,305	6,374	(5,979)

Realized gain (loss) on investments	13,199	(8,331)	6,065	2,961	655,462	86,750	23,063	3,523
Change in unrealized gain (loss) on investments	39,729	228,507	173,528	102,816	445,885	179,373	120,105	188,647

Net gain (loss) on investments	52,928	220,176	179,593	105,777	1,101,347	266,123	143,168	192,170

Reinvested capital gains	1,381	18,603	12,141	7,737	726,104	176,056	95,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	$54,351	243,008	197,441	115,160	1,859,611	456,484	245,368	186,191

Investment Activity:	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2	FGP	FGS
Reinvested dividends	$1,155	240,934	333,657	109,606	135,508	74,152	55,781	50,202
Mortality and expense risk charges (note 2)	(1,561)	(86,039)	(138,615)	(72,716)	(63,951)	(42,271)	(141,739)	(105,249)

Net investment income (loss)	(406)	154,895	195,042	36,890	71,557	31,881	(85,958)	(55,047)

Realized gain (loss) on investments	(853)	(342,430)	(694,047)	79,465	264,341	(72,819)	874,350	480,657
Change in unrealized gain (loss) on investments	31,638	915,418	1,511,676	707,966	681,799	637,122	519,985	913,388

Net gain (loss) on investments	30,785	572,988	817,629	787,431	946,140	564,303	1,394,335	1,394,045

Reinvested capital gains	-	527,837	773,172	2,346	3,040	1,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,379	1,255,720	1,785,843	826,667	1,020,737	597,967	1,308,377	1,338,998

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP	FIGBP
Reinvested dividends	$24,441	59,278	225,205	168,441	81,621	24,968	419,845	413,376
Mortality and expense risk charges (note 2)	(81,663)	(15,612)	(41,667)	(34,589)	(15,869)	(4,345)	(250,899)	(210,905)

Net investment income (loss)	(57,222)	43,666	183,538	133,852	65,752	20,623	168,946	202,471

Realized gain (loss) on investments	309,059	26,589	(54,734)	(77,695)	27,492	33,969	244,797	237,254
Change in unrealized gain (loss) on investments	693,199	65,541	387,763	330,708	71,557	224	2,272,204	(134,525)

Net gain (loss) on investments	1,002,258	92,130	333,029	253,013	99,049	34,193	2,517,001	102,729

Reinvested capital gains	-	-	-	-	-	-	283,788	465,030

Net increase (decrease) in contract owners’ equity resulting from operations	$945,036	135,796	516,567	386,865	164,801	54,816	2,969,735	770,230

Investment Activity:	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2	FO2R
Reinvested dividends	$16,161	30,383	55,732	13,357	151,165	44,672	26,352	29,257
Mortality and expense risk charges (note 2)	(35,005)	(60,095)	(166,227)	(119,071)	(110,191)	(25,151)	(17,437)	(18,916)

Net investment income (loss)	(18,844)	(29,712)	(110,495)	(105,714)	40,974	19,521	8,915	10,341

Realized gain (loss) on investments	(15,920)	(45,649)	(70,508)	-	(515,502)	94,994	(31,107)	(132,829)
Change in unrealized gain (loss) on investments	169,851	396,975	921,874	-	1,831,969	325,082	310,811	423,781

Net gain (loss) on investments	153,931	351,326	851,366	-	1,316,467	420,076	279,704	290,952

Reinvested capital gains	201,943	464,956	1,151,935	-	26,012	8,136	5,231	5,743

Net increase (decrease) in contract owners’ equity resulting from operations	$337,030	786,570	1,892,806	(105,714)	1,383,453	447,733	293,850	307,036

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI	TIF
Reinvested dividends	$7,549	5,105	697	3,257	-	-	19,717	6,327
Mortality and expense risk charges (note 2)	(4,425)	(4,067)	(2,164)	(1,954)	(503)	(5,628)	(11,756)	(2,181)

Net investment income (loss)	3,124	1,038	(1,467)	1,303	(503)	(5,628)	7,961	4,146

Realized gain (loss) on investments	(59,358)	(26,840)	47,756	(2,922)	259	2,120	22,178	3,177
Change in unrealized gain (loss) on investments	125,926	97,035	(1,148)	36,895	5,320	52,265	83,345	22,942

Net gain (loss) on investments	66,568	70,195	46,608	33,973	5,579	54,385	105,523	26,119

Reinvested capital gains	1,370	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,062	71,233	45,141	35,276	5,076	48,757	113,484	30,265

Investment Activity:	FTVFA2	AMSRS	OVGS3	OVGS4	OVGS	OVGSS	OVGIS	OVSC
Reinvested dividends	$8,476	375	10,148	56,374	3,349	38,132	32,625	2,140
Mortality and expense risk charges (note 2)	(3,679)	(2,357)	(4,498)	(33,151)	(1,571)	(22,772)	(56,617)	(4,354)

Net investment income (loss)	4,797	(1,982)	5,650	23,223	1,778	15,360	(23,992)	(2,214)

Realized gain (loss) on investments	4,608	31,302	(31,382)	(221,161)	(6,276)	8,614	103,309	10,677
Change in unrealized gain (loss) on investments	32,398	(8,366)	88,730	689,367	29,767	328,908	620,865	51,368

Net gain (loss) on investments	37,006	22,936	57,348	468,206	23,491	337,522	724,174	62,045

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,803	20,954	62,998	491,429	25,269	352,882	700,182	59,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$1,092	-	441,741	48,167	30,622	2,603	2,195	558
Mortality and expense risk charges (note 2)	(3,942)	(465)	(87,733)	(11,634)	(17,971)	(1,638)	(1,167)	(1,366)

Net investment income (loss)	(2,850)	(465)	354,008	36,533	12,651	965	1,028	(808)

Realized gain (loss) on investments	45,482	36	(3,253)	16,281	16,915	9,225	(10,496)	1,812
Change in unrealized gain (loss) on investments	10,771	4,323	451,609	(36,170)	47,797	13,569	30,515	16,694

Net gain (loss) on investments	56,253	4,359	448,356	(19,889)	64,712	22,794	20,019	18,506

Reinvested capital gains	-	-	85,064	20,038	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$53,403	3,894	887,428	36,682	77,363	23,759	21,047	17,698

Investment Activity:	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	VWHAS
Reinvested dividends	$2,564	-	71,544	1,860	6,432	3,581	121	1,066
Mortality and expense risk charges (note 2)	(8,956)	(22,629)	(57,781)	(2,102)	(8,741)	(3,118)	(2,087)	(638)

Net investment income (loss)	(6,392)	(22,629)	13,763	(242)	(2,309)	463	(1,966)	428

Realized gain (loss) on investments	16,979	70,037	(151,765)	4,434	11,318	8,265	(1,024)	2,140
Change in unrealized gain (loss) on investments	86,042	84,182	950,271	18,749	74,790	27,234	20,120	(2,670)

Net gain (loss) on investments	103,021	154,219	798,506	23,183	86,108	35,499	19,096	(530)

Reinvested capital gains	-	-	-	-	-	-	1,567	1,778

Net increase (decrease) in contract owners’ equity resulting from operations	$96,629	131,590	812,269	22,941	83,799	35,962	18,697	1,676

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHA	WRASP	WFVSCG	VFMG2	AVCA2	AVCDI	AVCD2	VWHAR
Reinvested dividends	$3,533	23,273	-	44,834	-	-	-	-
Mortality and expense risk charges (note 2)	(4,281)	(23,631)	(1,483)	(71,161)	(3,168)	(143)	(407)	(2,949)

Net investment income (loss)	(748)	(358)	(1,483)	(26,327)	(3,168)	(143)	(407)	(2,949)

Realized gain (loss) on investments	(11,956)	32,301	5,794	(558,831)	(12,138)	17,192	10,185	(163,192)
Change in unrealized gain (loss) on investments	(19,601)	291,464	(3,020)	724,096	124,397	(11,846)	4,720	149,627

Net gain (loss) on investments	(31,557)	323,765	2,774	165,265	112,259	5,346	14,905	(13,565)

Reinvested capital gains	5,896	-	6,405	-	-	-	-	53,970

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,409)	323,407	7,696	138,938	109,091	5,203	14,498	37,456

Investment Activity:	OVHI3	OVHI
Reinvested dividends	$25,116	18,504
Mortality and expense risk charges (note 2)	(1,445)	(1,023)

Net investment income (loss)	23,671	17,481

Realized gain (loss) on investments	(19,754)	(290,692)
Change in unrealized gain (loss) on investments	14,246	286,504

Net gain (loss) on investments	(5,508)	(4,188)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,163	13,293

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MLVGA3		DSIF		DSIFS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,927,062	2,685,096	4,748	37,837	7,107	6,295	10,502	8,358
Realized gain (loss) on investments	1,276,650	(3,037,299)	55,182	19,934	68,291	57,166	(64,470)	(92,468)
Change in unrealized gain (loss) on investments	51,917,047	(18,698,548)	154,587	(267,348)	(6,581)	(55,786)	206,918	87,319
Reinvested capital gains	7,400,845	2,484,486	7,548	70,272	39,548	6,942	98,921	13,812

Net increase (decrease) in contract owners’ equity resulting from operations	62,521,604	(16,566,265)	222,065	(139,305)	108,365	14,617	251,871	17,021

Equity transactions:
Purchase payments received from contract owners (note 3)	10,934,124	15,285,156	28,979	107,946	3,641	5,332	100,768	14,836
Transfers between funds	-	-	139,335	1,201,740	4,999	(19,479)	(104,167)	70,595
Redemptions (note 3)	(106,457,905)	(157,048,819)	(902,576)	(216,391)	(152,711)	(316,344)	(455,688)	(290,699)
Annuity benefits	(232,066)	(193,349)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(35,514)	(39,388)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(38,924)	(75,384)	(142)	(21)	(44)	(7)	(110)	(173)
Adjustments to maintain reserves	(72,991)	(78,018)	(77)	(166)	(9)	(30)	(60)	(96)

Net equity transactions	(95,903,276)	(142,149,802)	(734,481)	1,093,108	(144,124)	(330,528)	(459,257)	(205,537)

Net change in contract owners’ equity	(33,381,672)	(158,716,067)	(512,416)	953,803	(35,759)	(315,911)	(207,386)	(188,516)
Contract owners’ equity beginning of period	541,215,504	699,931,571	2,799,332	1,845,529	784,413	1,100,324	1,891,826	2,080,342

Contract owners’ equity end of period	$507,833,832	541,215,504	2,286,916	2,799,332	748,654	784,413	1,684,440	1,891,826

CHANGES IN UNITS:
Beginning units	40,215,761	50,317,786	223,926	140,639	60,844	87,671	133,351	147,732
Units purchased	4,045,396	5,408,238	35,094	105,840	1,764	13,638	20,486	37,972
Units redeemed	(10,564,639)	(15,510,263)	(90,703)	(22,553)	(11,901)	(40,465)	(49,486)	(52,353)

Ending units	33,696,518	40,215,761	168,317	223,926	50,707	60,844	104,351	133,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DSRG		IVKMG1		IVKMG2		MIGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(207)	(21)	(207)	-	(764)	-	(14,648)	(15,739)
Realized gain (loss) on investments	5,415	14,659	(1,061)	-	(225)	-	51,758	104,383
Change in unrealized gain (loss) on investments	4,874	(13,702)	(489)	-	(1,840)	-	103,743	(91,923)
Reinvested capital gains	-	-	8	-	35	-	73,948	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,082	936	(1,749)	-	(2,794)	-	214,801	(3,279)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(4)	-	223	-	5,180	9,322
Transfers between funds	(1,795)	(814)	39,439	-	106,385	-	42,985	(47,044)
Redemptions (note 3)	(20,904)	(73,638)	(10,298)	-	(641)	-	(180,778)	(414,031)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(461)
Adjustments to maintain reserves	(16)	(8)	4	-	(73)	-	(12,508)	(978)

Net equity transactions	(22,715)	(74,460)	29,141	-	105,894	-	(145,121)	(453,192)

Net change in contract owners’ equity	(12,633)	(73,524)	27,392	-	103,100	-	69,680	(456,471)
Contract owners’ equity beginning of period	101,540	175,064	-	-	-	-	1,419,661	1,876,132

Contract owners’ equity end of period	$88,907	101,540	27,392	-	103,100	-	1,489,341	1,419,661

CHANGES IN UNITS:
Beginning units	8,467	14,745	-	-	-	-	127,908	169,342
Units purchased	-	430	3,943	-	10,639	-	7,342	19,798
Units redeemed	(1,770)	(6,708)	(1,136)	-	(66)	-	(18,142)	(61,232)

Ending units	6,697	8,467	2,807	-	10,573	-	117,108	127,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MMCGSC		MNDSC		MVFSC		MVIVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(18,990)	(23,779)	(20,949)	(29,881)	4,147	(508)	1,301	497
Realized gain (loss) on investments	(59,827)	(148,111)	168,992	338,829	(6,775)	(220,463)	(258)	4,178
Change in unrealized gain (loss) on investments	303,215	50,831	8,755	(888,191)	383,335	152,407	43,260	(25,210)
Reinvested capital gains	-	-	171,523	276,155	20,606	13,021	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	224,398	(121,059)	328,321	(303,088)	401,313	(55,543)	44,303	(20,535)

Equity transactions:
Purchase payments received from contract owners (note 3)	19,820	19,293	16,632	57,316	4,299	28,451	3,648	38,244
Transfers between funds	10,121	2,155	(172,066)	(150,902)	(77,309)	(84,697)	181,616	198,681
Redemptions (note 3)	(315,573)	(767,296)	(260,007)	(537,526)	(559,678)	(859,326)	(129,853)	(52,331)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(203)	(748)	(1)	(230)	-	(725)	(120)	(524)
Adjustments to maintain reserves	(81)	(153)	(118)	(127)	(120)	(124)	(50)	(17)

Net equity transactions	(285,916)	(746,749)	(415,560)	(631,469)	(632,808)	(916,421)	55,241	184,053

Net change in contract owners’ equity	(61,518)	(867,808)	(87,239)	(934,557)	(231,495)	(971,964)	99,544	163,518
Contract owners’ equity beginning of period	1,569,063	2,436,871	1,808,690	2,743,247	2,920,837	3,892,801	241,030	77,512

Contract owners’ equity end of period	$1,507,545	1,569,063	1,721,451	1,808,690	2,689,342	2,920,837	340,574	241,030

CHANGES IN UNITS:
Beginning units	184,236	266,237	134,957	181,790	211,567	276,669	23,076	7,202
Units purchased	6,689	20,718	10,185	29,681	9,827	17,230	18,086	32,444
Units redeemed	(36,861)	(102,719)	(37,572)	(76,514)	(51,890)	(82,332)	(12,720)	(16,570)

Ending units	154,064	184,236	107,570	134,957	169,504	211,567	28,442	23,076

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVF2		NVAMV2		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$14,342	11,867	(49)	25	9,621	18,157	18,418	25,268
Realized gain (loss) on investments	13,983	5,663	1,569	1,577	184,641	(173,909)	114,481	129,012
Change in unrealized gain (loss) on investments	4,068	3,756	332	(1,035)	395,383	156,384	(60,994)	(68,239)
Reinvested capital gains	-	-	1,577	27	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,393	21,286	3,429	594	589,645	632	71,905	86,041

Equity transactions:
Purchase payments received from contract owners (note 3)	15,474	1,364	-	-	7,849	68,335	5,058	2,424
Transfers between funds	(19,959)	20,488	24,093	2,120	662,005	118,857	117,242	(65,932)
Redemptions (note 3)	(98,850)	(188,458)	(6,409)	(8,376)	(1,394,851)	(1,130,423)	(373,782)	(496,710)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12)	(8)	-	(10)	(649)	(291)	(296)	(339)
Adjustments to maintain reserves	19	(60)	16	5	(72)	(62)	(68)	(111)

Net equity transactions	(103,328)	(166,674)	17,700	(6,261)	(725,718)	(943,584)	(251,846)	(560,668)

Net change in contract owners’ equity	(70,935)	(145,388)	21,129	(5,667)	(136,073)	(942,952)	(179,941)	(474,627)
Contract owners’ equity beginning of period	437,411	582,799	12,333	18,000	4,258,036	5,200,988	1,921,571	2,396,198

Contract owners’ equity end of period	$366,476	437,411	33,462	12,333	4,121,963	4,258,036	1,741,630	1,921,571

CHANGES IN UNITS:
Beginning units	36,118	50,365	896	1,295	412,268	502,659	166,344	216,731
Units purchased	2,137	11,454	1,852	187	78,383	26,675	31,696	32,619
Units redeemed	(10,227)	(25,701)	(612)	(586)	(141,612)	(117,066)	(52,745)	(83,006)

Ending units	28,028	36,118	2,136	896	349,039	412,268	145,295	166,344

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,795)	(897)	(21,522)	(24,130)	(231)	(28)	17,175	11,387
Realized gain (loss) on investments	141,830	(52,147)	193,898	170,778	57,874	119,681	2,950	33,122
Change in unrealized gain (loss) on investments	193,515	(140,534)	214,263	(327,569)	45,630	(161,638)	2,258	(39,505)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	331,550	(193,578)	386,639	(180,921)	103,273	(41,985)	22,383	5,004

Equity transactions:
Purchase payments received from contract owners (note 3)	16,054	9,117	8,985	7,972	15,667	-	285	-
Transfers between funds	116,209	(75,691)	23,293	145,054	37,150	(2,631)	142,875	(72,634)
Redemptions (note 3)	(308,403)	(470,296)	(386,843)	(437,365)	(146,228)	(159,761)	(33,254)	(109,389)
Annuity benefits	(8,662)	(3,334)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(540)	(35)	(148)	(365)	(31)	(195)	-	-
Adjustments to maintain reserves	(282)	(120)	(67)	(125)	(62)	(37)	2	(11)

Net equity transactions	(185,624)	(540,359)	(354,780)	(284,829)	(93,504)	(162,624)	109,908	(182,034)

Net change in contract owners’ equity	145,926	(733,937)	31,859	(465,750)	9,769	(204,609)	132,291	(177,030)
Contract owners’ equity beginning of period	1,679,357	2,413,294	2,483,268	2,949,018	660,733	865,342	113,820	290,850

Contract owners’ equity end of period	$1,825,283	1,679,357	2,515,127	2,483,268	670,502	660,733	246,111	113,820

CHANGES IN UNITS:
Beginning units	163,280	210,497	261,053	292,377	79,874	101,249	8,261	21,643
Units purchased	19,738	18,224	17,354	53,404	12,082	25,621	11,085	3,611
Units redeemed	(35,367)	(65,441)	(51,078)	(84,728)	(22,023)	(46,996)	(3,564)	(16,993)

Ending units	147,651	163,280	227,329	261,053	69,933	79,874	15,782	8,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM2		GEM6		NVIE6		NVNMO2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,456)	(3,818)	(25,053)	(34,110)	(755)	(1,962)	(334)	(514)
Realized gain (loss) on investments	(51,005)	(85,774)	105,192	651,833	(3,184)	(10,430)	(3,780)	1,658
Change in unrealized gain (loss) on investments	114,178	(66,448)	327,752	(1,711,401)	21,887	(48,967)	5,003	(11,336)
Reinvested capital gains	-	-	-	-	-	-	4,052	420

Net increase (decrease) in contract owners’ equity resulting from operations	59,717	(156,040)	407,891	(1,093,678)	17,948	(61,359)	4,941	(9,772)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	42,564	29,106	-	3,359	1,750	8,750
Transfers between funds	(16,084)	(80,700)	(82,734)	(1,613,479)	(14,104)	45,409	-	(15,718)
Redemptions (note 3)	(115,793)	(95,881)	(645,983)	(1,368,322)	(3,207)	(13,101)	(38,526)	(37,890)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(16)	(899)	(653)	-	(8)	(239)	-
Adjustments to maintain reserves	(40)	(72)	(167)	(118)	(8)	(20)	(8)	(5)

Net equity transactions	(131,917)	(176,669)	(687,219)	(2,953,466)	(17,319)	35,639	(37,023)	(44,863)

Net change in contract owners’ equity	(72,200)	(332,709)	(279,328)	(4,047,144)	629	(25,720)	(32,082)	(54,635)
Contract owners’ equity beginning of period	426,905	759,614	3,010,962	7,058,106	138,662	164,382	50,267	104,902

Contract owners’ equity end of period	$354,705	426,905	2,731,634	3,010,962	139,291	138,662	18,185	50,267

CHANGES IN UNITS:
Beginning units	18,184	24,842	171,283	307,087	19,969	21,028	6,528	11,886
Units purchased	-	148	31,186	35,649	1,055	39,896	217	1,705
Units redeemed	(5,101)	(6,806)	(67,777)	(171,453)	(3,441)	(40,955)	(4,683)	(7,063)

Ending units	13,083	18,184	134,692	171,283	17,583	19,969	2,062	6,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(38)	6	(73)	(281)	33	705	8,469	9,745
Realized gain (loss) on investments	1,107	(371)	(641)	4,146	(127)	1,468	17,687	45,288
Change in unrealized gain (loss) on investments	(225)	391	3,504	(5,343)	6,365	(8,072)	40,490	(79,848)
Reinvested capital gains	-	-	-	-	3,298	811	14,596	4,055

Net increase (decrease) in contract owners’ equity resulting from operations	844	26	2,790	(1,478)	9,569	(5,088)	81,242	(20,760)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,600	-	55,185	-	-	1	16,228
Transfers between funds	(4,215)	9,511	(10,411)	(74,013)	50,740	32,870	709,712	49,858
Redemptions (note 3)	-	(5,800)	(10,535)	(18,552)	(6,000)	(17,987)	(104,846)	(107,644)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(42)	-	-	(54)	-	-
Adjustments to maintain reserves	(5)	4	3	(10)	(3)	(23)	(34)	(38)

Net equity transactions	(4,220)	6,315	(20,985)	(37,390)	44,737	14,806	604,833	(41,596)

Net change in contract owners’ equity	(3,376)	6,341	(18,195)	(38,868)	54,306	9,718	686,075	(62,356)
Contract owners’ equity beginning of period	6,341	-	32,885	71,753	50,336	40,618	626,056	688,412

Contract owners’ equity end of period	$2,965	6,341	14,690	32,885	104,642	50,336	1,312,131	626,056

CHANGES IN UNITS:
Beginning units	676	-	3,525	7,407	5,865	4,410	62,474	66,979
Units purchased	689	2,107	47	9,171	5,441	3,599	66,682	16,476
Units redeemed	(1,077)	(1,431)	(2,143)	(13,053)	(628)	(2,144)	(9,752)	(20,981)

Ending units	288	676	1,429	3,525	10,678	5,865	119,404	62,474

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,047	5,962	3,714	8,036	11,323	34,622	663	6,553
Realized gain (loss) on investments	4,269	66,165	7,843	4,540	50,866	279,876	962	880
Change in unrealized gain (loss) on investments	45,134	(73,411)	12,333	(13,653)	154,772	(399,666)	49,743	(42,228)
Reinvested capital gains	7,567	1,718	8,423	2,796	36,826	14,900	13,785	4,740

Net increase (decrease) in contract owners’ equity resulting from operations	58,017	434	32,313	1,719	253,787	(70,268)	65,153	(30,055)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10,400	84,116	5,650	20,220	16,082	-	-
Transfers between funds	47,037	55,557	6,527	(11,424)	536,131	302,171	-	7,542
Redemptions (note 3)	(13,294)	(106,556)	(66,641)	(11,343)	(267,950)	(779,211)	(2,327)	(5,549)
Annuity benefits	-	-	-	-	-	(11,492)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(218)	-	-	-	-	-	(194)
Adjustments to maintain reserves	4	(8)	(18)	(36)	(7,693)	(71,721)	(12)	(18)

Net equity transactions	33,747	(40,825)	23,984	(17,153)	280,708	(544,171)	(2,339)	1,781

Net change in contract owners’ equity	91,764	(40,391)	56,297	(15,434)	534,495	(614,439)	62,814	(28,274)
Contract owners’ equity beginning of period	459,410	499,801	511,394	526,828	2,100,930	2,715,369	489,225	517,499

Contract owners’ equity end of period	$551,174	459,410	567,691	511,394	2,635,425	2,100,930	552,039	489,225

CHANGES IN UNITS:
Beginning units	49,033	50,889	47,563	49,131	213,213	258,090	54,021	53,888
Units purchased	4,695	21,985	16,651	3,179	62,063	48,081	-	790
Units redeemed	(1,330)	(23,841)	(14,489)	(4,747)	(31,729)	(92,958)	(236)	(657)

Ending units	52,398	49,033	49,725	47,563	243,547	213,213	53,785	54,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2012	2011	2012	2011	2012	2011	2012	2011

Investment activity:
Net investment income (loss)	$10,823	13,864	1,391	311	9,514	7,300	6,455	4,671
Realized gain (loss) on investments	20,712	67,792	200	18	9,950	4,619	10,898	5,788
Change in unrealized gain (loss) on investments	26,175	(91,450)	810	544	11,772	7,692	5,325	6,053
Reinvested capital gains	18,884	5,105	400	-	3,569	-	13,976	349

Net increase (decrease) in contract owners’ equity resulting from operations	76,594	(4,689)	2,801	873	34,805	19,611	36,654	16,861

Equity transactions:
Purchase payments received from contract owners (note 3)	180,325	-	398	-	-	6,307	29,616	17,233
Transfers between funds	897,601	(90,081)	43,684	-	150,994	143,658	143,895	409,983
Redemptions (note 3)	(381,234)	(635,330)	(1,331)	-	(91,236)	(170,577)	(137,834)	(176,295)
Annuity benefits	-	-	-	-	(9,431)	(3,381)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(147)	(61)	-	-
Adjustments to maintain reserves	(40)	(34)	1	(5)	(127)	(28)	(24)	(24)

Net equity transactions	696,652	(725,445)	42,752	(5)	50,053	(24,082)	35,653	250,897

Net change in contract owners’ equity	773,246	(730,134)	45,553	868	84,858	(4,471)	72,307	267,758
Contract owners’ equity beginning of period	798,137	1,528,271	17,258	16,390	487,609	492,080	554,956	287,198

Contract owners’ equity end of period	$1,571,383	798,137	62,811	17,258	572,467	487,609	627,263	554,956

CHANGES IN UNITS:
Beginning units	77,901	146,653	1,463	1,463	40,740	42,830	43,614	23,657
Units purchased	99,073	38,989	3,621	-	19,065	18,681	19,643	46,865
Units redeemed	(36,282)	(107,741)	(106)	-	(14,013)	(20,771)	(16,711)	(26,908)

Ending units	140,692	77,901	4,978	1,463	45,792	40,740	46,546	43,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		GVIDA		NVDBL2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(220)	(714)	85,874	188,619	16,333	41,567	6,584	3,387
Realized gain (loss) on investments	10,623	16,152	76,916	(30,633)	(648,080)	(931,810)	8,901	5,654
Change in unrealized gain (loss) on investments	4,720	(19,448)	(276,686)	441,914	1,470,060	556,205	15,366	(10,560)
Reinvested capital gains	-	-	299,328	30,151	-	-	6,585	511

Net increase (decrease) in contract owners’ equity resulting from operations	15,123	(4,010)	185,432	630,051	838,313	(334,038)	37,436	(1,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,315	1,642	83,541	137,911	21,303	159,259	1,564	-
Transfers between funds	(32,987)	(2,798)	(86,337)	(143,395)	(540,824)	(179,678)	467,982	62,793
Redemptions (note 3)	(12,180)	(93,286)	(1,747,707)	(3,178,930)	(996,605)	(1,951,179)	(68,576)	(89,560)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(44)	(725)	(1,657)	(191)	(2,409)	-	-
Adjustments to maintain reserves	(18)	(21)	(13,866)	(1,278)	(117)	(160)	12	(17)

Net equity transactions	(43,870)	(94,507)	(1,765,094)	(3,187,349)	(1,516,434)	(1,974,167)	400,982	(26,784)

Net change in contract owners’ equity	(28,747)	(98,517)	(1,579,662)	(2,557,298)	(678,121)	(2,308,205)	438,418	(27,792)
Contract owners’ equity beginning of period	144,614	243,131	10,078,700	12,635,998	6,467,227	8,775,432	327,912	355,704

Contract owners’ equity end of period	$115,867	144,614	8,499,038	10,078,700	5,789,106	6,467,227	766,330	327,912

CHANGES IN UNITS:
Beginning units	15,998	26,560	684,735	911,816	490,510	632,405	26,280	28,401
Units purchased	165	1,637	84,873	90,827	6,138	44,293	35,622	5,077
Units redeemed	(4,756)	(12,199)	(202,596)	(317,908)	(115,153)	(186,188)	(5,223)	(7,198)

Ending units	11,407	15,998	567,012	684,735	381,495	490,510	56,679	26,280

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVDCA2		GVIDC		GVIDM		GVDMA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$628	162	41,432	148,148	142,902	487,859	58,660	197,268
Realized gain (loss) on investments	572	1,670	92,099	(41,144)	(758,420)	(1,171,600)	(764,671)	(1,053,568)
Change in unrealized gain (loss) on investments	2,247	(1,869)	116,491	70,128	4,396,385	253,901	2,998,831	296,424
Reinvested capital gains	848	14	131,239	38,842	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,295	(23)	381,261	215,974	3,780,867	(429,840)	2,292,820	(559,876)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	60,477	242,802	255,074	1,143,548	56,804	891,517
Transfers between funds	56,268	-	(77,141)	70,323	31,611	(2,008,298)	(1,474,670)	(454,894)
Redemptions (note 3)	-	(8,442)	(1,255,001)	(3,643,696)	(8,474,215)	(16,581,667)	(3,337,443)	(8,268,263)
Annuity benefits	-	-	(56,949)	(57,163)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(273)	(3,213)	(8,551)	(10,752)	(3,209)	(5,403)
Adjustments to maintain reserves	(19)	4	9,136	8,164	(226)	(12)	(163)	(243)

Net equity transactions	56,249	(8,438)	(1,319,751)	(3,382,783)	(8,196,307)	(17,457,181)	(4,758,681)	(7,837,286)

Net change in contract owners’ equity	60,544	(8,461)	(938,490)	(3,166,809)	(4,415,440)	(17,887,021)	(2,465,861)	(8,397,162)
Contract owners’ equity beginning of period	15,203	23,664	10,280,155	13,446,964	43,142,885	61,029,906	20,501,163	28,898,325

Contract owners’ equity end of period	$75,747	15,203	9,341,665	10,280,155	38,727,445	43,142,885	18,035,302	20,501,163

CHANGES IN UNITS:
Beginning units	1,156	1,764	777,693	1,034,421	3,201,807	4,481,861	1,518,527	2,074,231
Units purchased	4,329	-	52,507	63,364	81,384	236,171	9,278	169,547
Units redeemed	(268)	(608)	(148,197)	(320,092)	(656,799)	(1,516,225)	(336,993)	(725,251)

Ending units	5,217	1,156	682,003	777,693	2,626,392	3,201,807	1,190,812	1,518,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMC		MCIF		MCIF2		SAM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$57,998	181,173	(1,258)	(2,451)	(8,966)	(17,876)	(210,914)	(223,318)
Realized gain (loss) on investments	(119,466)	(321,961)	23,915	34,404	(28,148)	40,576	-	-
Change in unrealized gain (loss) on investments	901,405	310,627	20,331	(47,611)	282,392	(172,809)	-	-
Reinvested capital gains	54,290	-	36,645	9,324	198,403	49,686	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	894,227	169,839	79,633	(6,334)	443,681	(100,423)	(210,914)	(223,318)

Equity transactions:
Purchase payments received from contract owners (note 3)	183,058	160,978	9,048	3,631	13,888	52,149	5,676,425	5,763,371
Transfers between funds	(292,376)	174,159	(55,335)	(10,786)	(23,388)	324,826	9,442,750	6,520,584
Redemptions (note 3)	(2,224,070)	(4,403,330)	(170,573)	(288,704)	(581,158)	(914,557)	(11,984,564)	(14,294,126)
Annuity benefits	(43,176)	(42,985)	-	-	-	-	(3,868)	(5,165)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,323)	(3,386)	(195)	-	(36)	(410)	(2,666)	(7,413)
Adjustments to maintain reserves	11,057	8,805	(20)	(7)	(137)	(137)	(3,165)	(798)

Net equity transactions	(2,366,830)	(4,105,759)	(217,075)	(295,866)	(590,831)	(538,129)	3,124,912	(2,023,547)

Net change in contract owners’ equity	(1,472,603)	(3,935,920)	(137,442)	(302,200)	(147,150)	(638,552)	2,913,998	(2,246,865)
Contract owners’ equity beginning of period	14,085,923	18,021,843	570,488	872,688	3,006,554	3,645,106	19,754,011	22,000,876

Contract owners’ equity end of period	$12,613,320	14,085,923	433,046	570,488	2,859,404	3,006,554	22,668,009	19,754,011

CHANGES IN UNITS:
Beginning units	1,025,896	1,326,730	34,406	50,797	194,704	227,723	1,866,040	2,057,422
Units purchased	34,840	74,140	1,280	9,767	7,866	40,764	1,680,480	1,806,057
Units redeemed	(200,914)	(374,974)	(13,166)	(26,158)	(42,958)	(73,783)	(1,384,215)	(1,997,439)

Ending units	859,822	1,025,896	22,520	34,406	159,612	194,704	2,162,305	1,866,040

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMIG6		GVDIV3		GVDIV6		NVMLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(61)	(55)	(393)	378	(6,897)	5,644	(270)	(557)
Realized gain (loss) on investments	199	1,743	(13,912)	(51,635)	(60,533)	(117,683)	4,767	6,983
Change in unrealized gain (loss) on investments	1,551	(3,960)	21,868	40,718	152,667	(59,924)	(2,912)	(7,460)
Reinvested capital gains	-	-	-	-	-	-	521	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,689	(2,272)	7,563	(10,539)	85,237	(171,963)	2,106	(1,034)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	4,666	8,971	3,580	-	-
Transfers between funds	10,738	(4,301)	62	(6,096)	(3,694)	(72,228)	(42,144)	(22,393)
Redemptions (note 3)	(1,245)	(11,403)	(11,416)	(63,336)	(260,613)	(221,516)	(7,206)	(11,159)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(166)	(44)	-	-
Adjustments to maintain reserves	2	(6)	(16)	(2)	(96)	(59)	35,818	(4)

Net equity transactions	9,495	(15,710)	(11,370)	(64,768)	(255,598)	(290,267)	(13,532)	(33,556)

Net change in contract owners’ equity	11,184	(17,982)	(3,807)	(75,307)	(170,361)	(462,230)	(11,426)	(34,590)
Contract owners’ equity beginning of period	7,475	25,457	60,018	135,325	806,984	1,269,214	31,051	65,641

Contract owners’ equity end of period	$18,659	7,475	56,211	60,018	636,623	806,984	19,625	31,051

CHANGES IN UNITS:
Beginning units	913	2,763	6,384	11,941	87,806	114,188	3,526	7,142
Units purchased	1,207	-	7	412	11,319	4,924	577	1,771
Units redeemed	(141)	(1,850)	(1,239)	(5,969)	(39,154)	(31,306)	(2,165)	(5,387)

Ending units	1,979	913	5,152	6,384	59,971	87,806	1,938	3,526

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV2		NVMMG2		NVMMV2		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,086)	(15,601)	(1,464)	(1,745)	24	(503)	(10,566)	(12,666)
Realized gain (loss) on investments	100,184	142,806	17,378	36,093	9,432	5,614	(26,824)	(24,142)
Change in unrealized gain (loss) on investments	369,806	(513,539)	(12,493)	(41,676)	(2,718)	(13,332)	151,321	11,260
Reinvested capital gains	-	111,346	14,506	-	13,627	643	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	465,904	(274,988)	17,927	(7,328)	20,365	(7,578)	113,931	(25,548)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,632	39,123	-	-	18	-	22,023	27,406
Transfers between funds	(55,123)	(205,079)	38,130	(29,157)	3,164	2,598	(114,576)	9,463
Redemptions (note 3)	(595,536)	(844,128)	(25,577)	(74,320)	(29,045)	(16,050)	(175,113)	(207,290)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(480)	(260)	-	-	-	-	-	(60)
Adjustments to maintain reserves	(149)	(160)	(18)	(13)	(14)	(5)	(57)	(129)

Net equity transactions	(622,656)	(1,010,504)	12,535	(103,490)	(25,877)	(13,457)	(267,723)	(170,610)

Net change in contract owners’ equity	(156,752)	(1,285,492)	30,462	(110,818)	(5,512)	(21,035)	(153,792)	(196,158)
Contract owners’ equity beginning of period	3,095,040	4,380,532	114,223	225,041	147,624	168,659	978,689	1,174,847

Contract owners’ equity end of period	$2,938,288	3,095,040	144,685	114,223	142,112	147,624	824,897	978,689

CHANGES IN UNITS:
Beginning units	377,522	496,336	12,359	23,044	14,918	16,464	97,338	114,677
Units purchased	5,913	24,153	8,905	3,164	1,438	2,029	2,807	25,044
Units redeemed	(75,131)	(142,967)	(7,379)	(13,849)	(3,871)	(3,575)	(26,663)	(42,383)

Ending units	308,304	377,522	13,885	12,359	12,485	14,918	73,482	97,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(550)	(823)	(8,361)	(14,791)	(3,767)	(2,461)	(19,553)	(15,209)
Realized gain (loss) on investments	22,991	13,576	66,519	(55,884)	(16,592)	(39,217)	66,922	(233,048)
Change in unrealized gain (loss) on investments	(6,696)	(21,094)	163,591	(63,635)	75,536	8,886	165,373	95,993
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,745	(8,341)	221,749	(134,310)	55,177	(32,792)	212,742	(152,264)

Equity transactions:
Purchase payments received from contract owners (note 3)	18	1,985	12,932	6,201	781	664	77,748	19,289
Transfers between funds	(1,348)	(575)	(120,399)	(157,599)	(6,896)	(27,824)	40,796	(53,139)
Redemptions (note 3)	(50,399)	(34,781)	(293,622)	(533,217)	(51,584)	(59,934)	(396,949)	(710,659)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(236)	-	(92)	(305)	-	-	(30)	(1,001)
Adjustments to maintain reserves	12	(17)	(142)	(138)	(27)	(54)	(120)	(105)

Net equity transactions	(51,953)	(33,388)	(401,323)	(685,058)	(57,726)	(87,148)	(278,555)	(745,615)

Net change in contract owners’ equity	(36,208)	(41,729)	(179,574)	(819,368)	(2,549)	(119,940)	(65,813)	(897,879)
Contract owners’ equity beginning of period	106,345	148,074	1,330,620	2,149,988	405,943	525,883	1,628,177	2,526,056

Contract owners’ equity end of period	$70,137	106,345	1,151,046	1,330,620	403,394	405,943	1,562,364	1,628,177

CHANGES IN UNITS:
Beginning units	7,164	9,500	99,821	150,741	25,567	30,919	103,697	149,418
Units purchased	17	1,043	7,494	6,469	91	1,358	11,406	2,051
Units redeemed	(3,219)	(3,379)	(34,659)	(57,389)	(3,418)	(6,710)	(27,930)	(47,772)

Ending units	3,962	7,164	72,656	99,821	22,240	25,567	87,173	103,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$456	1,670	(353,246)	(386,297)	(252,416)	(293,863)	507	873
Realized gain (loss) on investments	5,686	3,756	981,285	126,044	712,772	131,304	(5,881)	(2,177)
Change in unrealized gain (loss) on investments	936	(3,813)	7,206,624	(1,664,941)	5,879,815	(1,350,278)	9,478	(5,001)
Reinvested capital gains	-	-	-	191,262	-	154,548	289	60

Net increase (decrease) in contract owners’ equity resulting from operations	7,078	1,613	7,834,663	(1,733,932)	6,340,171	(1,358,289)	4,393	(6,245)

Equity transactions:
Purchase payments received from contract owners (note 3)	14,584	36,696	529,277	602,178	426,061	646,882	18	-
Transfers between funds	194,415	(115,144)	(2,026,594)	(1,673,966)	(1,592,288)	(1,794,690)	13,829	5,089
Redemptions (note 3)	(278,070)	(247,667)	(8,217,044)	(10,118,014)	(6,182,959)	(9,185,612)	(28,962)	(25,555)
Annuity benefits	-	-	(8,984)	(10,858)	-	(1,211)	-	-
Contract maintenance charges (note 2)	-	-	(14,587)	(16,078)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(105)	(2,595)	(1,260)	(1,554)	(5,418)	-	-
Adjustments to maintain reserves	(21)	(24)	13	(2,737)	(309)	(2,730)	13	(16)

Net equity transactions	(69,092)	(326,244)	(9,740,514)	(11,220,735)	(7,351,049)	(10,342,779)	(15,102)	(20,482)

Net change in contract owners’ equity	(62,014)	(324,631)	(1,905,851)	(12,954,667)	(1,010,878)	(11,701,068)	(10,709)	(26,727)
Contract owners’ equity beginning of period	321,544	646,175	48,107,476	61,062,143	38,612,912	50,313,980	44,939	71,666

Contract owners’ equity end of period	$259,530	321,544	46,201,625	48,107,476	37,602,034	38,612,912	34,230	44,939

CHANGES IN UNITS:
Beginning units	30,298	61,124	3,585,150	4,389,025	2,880,060	3,620,630	3,812	5,264
Units purchased	25,769	6,441	41,806	54,314	41,276	105,364	1,260	522
Units redeemed	(32,210)	(37,267)	(686,128)	(858,189)	(527,578)	(845,934)	(2,615)	(1,974)

Ending units	23,857	30,298	2,940,828	3,585,150	2,393,758	2,880,060	2,457	3,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVRE2		ALVGIB		ALVIVB		ALVPGB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5,220)	(9,114)	3,719	(2,147)	566	17,723	(9,791)	(10,424)
Realized gain (loss) on investments	201,048	191,491	(180,679)	(326,627)	(49,314)	(15,093)	21,089	24,418
Change in unrealized gain (loss) on investments	(134,501)	(84,462)	517,027	461,231	111,826	(165,516)	117,240	(49,990)
Reinvested capital gains	147,583	6,918	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	208,910	104,833	340,067	132,457	63,078	(162,886)	128,538	(35,996)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,144	7,407	17,177	23,655	-	-	10,425	4,986
Transfers between funds	61,826	14,671	(146,639)	(219,131)	-	(29,577)	(18,659)	27,659
Redemptions (note 3)	(370,142)	(413,884)	(284,431)	(649,215)	(76,435)	(254,507)	(201,475)	(244,941)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(290)	-	(483)	(93)	(393)	(30)	(35)
Adjustments to maintain reserves	(118)	(150)	(5,519)	(551)	(70)	(71)	(63)	(69)

Net equity transactions	(302,306)	(392,246)	(419,412)	(845,725)	(76,598)	(284,548)	(209,802)	(212,400)

Net change in contract owners’ equity	(93,396)	(287,413)	(79,345)	(713,268)	(13,520)	(447,434)	(81,264)	(248,396)
Contract owners’ equity beginning of period	1,601,293	1,888,706	2,238,762	2,952,030	546,682	994,116	876,226	1,124,622

Contract owners’ equity end of period	$1,507,897	1,601,293	2,159,417	2,238,762	533,162	546,682	794,962	876,226

CHANGES IN UNITS:
Beginning units	164,658	203,791	191,364	265,237	41,255	59,622	86,429	105,587
Units purchased	28,158	24,218	7,811	11,475	-	-	4,366	10,994
Units redeemed	(57,196)	(63,351)	(39,563)	(85,348)	(5,505)	(18,367)	(22,802)	(30,152)

Ending units	135,620	164,658	159,612	191,364	35,750	41,255	67,993	86,429

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ALVSVB		DVSCS		FCA2S		FHIBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(28,727)	(37,802)	(2,109)	(2,367)	(10,212)	(8,358)	282,096	425,198
Realized gain (loss) on investments	(106,888)	(100,127)	21,319	(86,546)	12,121	(19,929)	481,962	87,642
Change in unrealized gain (loss) on investments	533,345	(255,164)	17,283	74,775	32,383	(58,783)	(198,473)	(299,683)
Reinvested capital gains	102,230	-	13,768	1,321	67,044	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	499,960	(393,093)	50,261	(12,817)	101,336	(87,070)	565,585	213,157

Equity transactions:
Purchase payments received from contract owners (note 3)	108,193	24,077	2,341	6,627	12,153	16,611	38,006	27,994
Transfers between funds	56,917	(234,510)	(7,209)	36,027	(37,532)	28,399	143,409	114,454
Redemptions (note 3)	(536,608)	(1,395,847)	(168,411)	(180,669)	(166,890)	(504,958)	(1,218,213)	(1,707,761)
Annuity benefits	-	-	-	-	-	-	(10,300)	(3,614)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(663)	(435)	(3)	(2)	-	(137)	(256)	(980)
Adjustments to maintain reserves	(7,192)	(732)	(24)	(46)	(61)	(53)	(294)	(229)

Net equity transactions	(379,353)	(1,607,447)	(173,306)	(138,063)	(192,330)	(460,138)	(1,047,648)	(1,570,136)

Net change in contract owners’ equity	120,607	(2,000,540)	(123,045)	(150,880)	(90,994)	(547,208)	(482,063)	(1,356,979)
Contract owners’ equity beginning of period	3,090,455	5,090,995	420,530	571,410	1,178,941	1,726,149	4,773,288	6,130,267

Contract owners’ equity end of period	$3,211,062	3,090,455	297,485	420,530	1,087,947	1,178,941	4,291,225	4,773,288

CHANGES IN UNITS:
Beginning units	172,111	256,254	25,279	34,198	109,751	150,136	251,671	335,213
Units purchased	16,431	7,295	201	3,130	2,505	8,637	23,502	36,147
Units redeemed	(35,547)	(91,438)	(9,841)	(12,049)	(19,236)	(49,022)	(74,832)	(119,689)

Ending units	152,995	172,111	15,639	25,279	93,020	109,751	200,341	251,671

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVK2		FQB		FQBS		FEIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,921)	(278)	65,765	109,885	152,756	262,531	157,212	108,815
Realized gain (loss) on investments	16,785	5,926	9,113	25,493	103,551	32,585	(418,916)	(496,750)
Change in unrealized gain (loss) on investments	29,206	(62,910)	99,566	(103,898)	189,548	(226,153)	1,111,613	353,158
Reinvested capital gains	-	-	-	-	-	-	630,613	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,070	(57,262)	174,444	31,480	445,855	68,963	1,480,522	(34,777)

Equity transactions:
Purchase payments received from contract owners (note 3)	839	856	4,554	11,034	72,992	20,454	55,602	170,419
Transfers between funds	(4,813)	14,440	93,686	(183,929)	380,405	47,098	(21,126)	135,591
Redemptions (note 3)	(170,975)	(76,490)	(312,637)	(597,015)	(1,447,354)	(1,393,886)	(1,769,491)	(1,853,819)
Annuity benefits	(641)	(2,704)	-	-	-	-	-	(24)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(2,140)	(2,543)
Contingent deferred sales charges (note 2)	-	(18)	-	(25)	(123)	(978)	(582)	(76)
Adjustments to maintain reserves	(11)	56	(3)	(49)	(5,835)	(591)	(107)	202

Net equity transactions	(175,601)	(63,860)	(214,400)	(769,984)	(999,915)	(1,327,903)	(1,737,844)	(1,550,250)

Net change in contract owners’ equity	(132,531)	(121,122)	(39,956)	(738,504)	(554,060)	(1,258,940)	(257,322)	(1,585,027)
Contract owners’ equity beginning of period	312,932	434,054	2,131,367	2,869,871	5,965,539	7,224,479	9,962,584	11,547,611

Contract owners’ equity end of period	$180,401	312,932	2,091,411	2,131,367	5,411,479	5,965,539	9,705,262	9,962,584

CHANGES IN UNITS:
Beginning units	32,109	37,784	148,536	201,987	421,885	515,949	602,683	695,726
Units purchased	334	2,660	9,688	14,614	40,047	43,473	13,823	29,991
Units redeemed	(16,436)	(8,335)	(23,802)	(68,065)	(107,294)	(137,537)	(108,986)	(123,034)

Ending units	16,007	32,109	134,422	148,536	354,638	421,885	507,520	602,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS2		FHIP		FAMGP		FAMGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(13,506)	(10,466)	374,059	498,861	(2,493)	2,767	3,445	6,483
Realized gain (loss) on investments	35,597	(69,916)	(162,029)	(197,591)	66,866	48,896	34,272	50,601
Change in unrealized gain (loss) on investments	357,830	(104,534)	875,596	(38,710)	134,258	(179,506)	120,135	(150,944)
Reinvested capital gains	-	-	-	-	5,015	3,348	4,333	2,647

Net increase (decrease) in contract owners’ equity resulting from operations	379,921	(184,916)	1,087,626	262,560	203,646	(124,495)	162,185	(91,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	29,305	11,582	40,969	53,985	23,261	48,364	623	540
Transfers between funds	(95,486)	(17,550)	(87,972)	(149,692)	503	(1,996)	2,583	(17,649)
Redemptions (note 3)	(260,007)	(601,340)	(1,329,944)	(1,671,701)	(377,719)	(281,434)	(200,081)	(295,225)
Annuity benefits	-	-	(1,568)	(1,551)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,974)	(2,114)	(386)	(417)	-	-
Contingent deferred sales charges (note 2)	-	(227)	(47)	(92)	(27)	(111)	-	-
Adjustments to maintain reserves	(6,250)	(600)	106	80	(25)	(83)	(55)	(34)

Net equity transactions	(332,438)	(608,135)	(1,380,430)	(1,771,085)	(354,393)	(235,677)	(196,930)	(312,368)

Net change in contract owners’ equity	47,483	(793,051)	(292,804)	(1,508,525)	(150,747)	(360,172)	(34,745)	(403,581)
Contract owners’ equity beginning of period	1,624,252	2,417,303	9,155,642	10,664,167	1,552,401	1,912,573	1,232,632	1,636,213

Contract owners’ equity end of period	$1,671,735	1,624,252	8,862,838	9,155,642	1,401,654	1,552,401	1,197,887	1,232,632

CHANGES IN UNITS:
Beginning units	121,353	163,220	614,623	735,446	105,897	121,214	99,796	122,835
Units purchased	5,976	29,057	6,649	10,173	1,485	4,064	232	65
Units redeemed	(27,442)	(70,924)	(93,514)	(130,996)	(23,451)	(19,381)	(15,065)	(23,104)

Ending units	99,887	121,353	527,758	614,623	83,931	105,897	84,963	99,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAMG2		FAMP		FAMS		FAM2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$42	1,095	4,229	11,381	5,707	19,458	1,646	7,912
Realized gain (loss) on investments	13,199	18,373	(8,331)	2,685	6,065	(12)	2,961	1,502
Change in unrealized gain (loss) on investments	39,729	(54,099)	228,507	(117,078)	173,528	(103,402)	102,816	(56,996)
Reinvested capital gains	1,381	891	18,603	11,237	12,141	10,090	7,737	5,659

Net increase (decrease) in contract owners’ equity resulting from operations	54,351	(33,740)	243,008	(91,775)	197,441	(73,866)	115,160	(41,923)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,492	21,053	8,767	48,221	2,323	16,335	250	600
Transfers between funds	(3,783)	(35,198)	284,840	(111,416)	(76,381)	99,146	(32,711)	47,903
Redemptions (note 3)	(81,754)	(86,182)	(200,206)	(286,560)	(394,295)	(158,594)	(129,757)	(108,197)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(353)	(502)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(82)	(197)	(19)	-	-	(219)	-
Adjustments to maintain reserves	(31)	(46)	2	(35)	17	(52)	(49)	(40)

Net equity transactions	(78,076)	(100,455)	92,853	(350,311)	(468,336)	(43,165)	(162,486)	(59,734)

Net change in contract owners’ equity	(23,725)	(134,195)	335,861	(442,086)	(270,895)	(117,031)	(47,326)	(101,657)
Contract owners’ equity beginning of period	411,986	546,181	2,201,510	2,643,596	1,917,959	2,034,990	1,088,362	1,190,019

Contract owners’ equity end of period	$388,261	411,986	2,537,371	2,201,510	1,647,064	1,917,959	1,041,036	1,088,362

CHANGES IN UNITS:
Beginning units	43,368	53,307	130,380	150,460	129,981	132,822	92,437	97,159
Units purchased	733	2,084	16,871	6,141	179	10,116	616	4,759
Units redeemed	(8,245)	(12,023)	(11,746)	(26,221)	(29,885)	(12,957)	(13,523)	(9,481)

Ending units	35,856	43,368	135,505	130,380	100,275	129,981	79,530	92,437

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FBP		FBS		FB2		FDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$32,160	20,315	14,305	16,918	6,374	3,648	(5,979)	(12,838)
Realized gain (loss) on investments	655,462	543,304	86,750	132,783	23,063	40,929	3,523	(104,030)
Change in unrealized gain (loss) on investments	445,885	(1,450,853)	179,373	(337,270)	120,105	(160,608)	188,647	79,787
Reinvested capital gains	726,104	40,627	176,056	10,140	95,826	5,232	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,859,611	(846,607)	456,484	(177,429)	245,368	(110,799)	186,191	(37,081)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,272	368,780	16,554	9,204	681	17,630	3,037	14,496
Transfers between funds	(360,351)	(424,618)	(215,753)	(58,598)	9,810	30,131	78,515	(204,835)
Redemptions (note 3)	(2,080,582)	(2,938,873)	(665,868)	(930,932)	(235,164)	(590,785)	(131,814)	(237,838)
Annuity benefits	(11,403)	(11,467)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,930)	(3,171)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(891)	(28)	(15)	(198)	-	-	(341)	(362)
Adjustments to maintain reserves	141	77	(100)	(56)	(72)	(17)	(61)	(39)

Net equity transactions	(2,394,744)	(3,009,300)	(865,182)	(980,580)	(224,745)	(543,041)	(50,664)	(428,578)

Net change in contract owners’ equity	(535,133)	(3,855,907)	(408,698)	(1,158,009)	20,623	(653,840)	135,527	(465,659)
Contract owners’ equity beginning of period	14,388,106	18,244,013	3,570,124	4,728,133	1,829,491	2,483,331	903,412	1,369,071

Contract owners’ equity end of period	$13,852,973	14,388,106	3,161,426	3,570,124	1,850,114	1,829,491	1,038,939	903,412

CHANGES IN UNITS:
Beginning units	680,538	817,011	243,043	306,509	147,701	190,496	104,431	153,523
Units purchased	8,324	31,356	1,202	2,602	12,145	8,050	11,684	38,622
Units redeemed	(111,348)	(167,829)	(55,227)	(66,068)	(28,221)	(50,845)	(16,861)	(87,714)

Ending units	577,514	680,538	189,018	243,043	131,625	147,701	99,254	104,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FDCAS		FEIS		FEI2		FGIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(406)	(1,287)	154,895	117,609	195,042	133,155	36,890	18,624
Realized gain (loss) on investments	(853)	(7,849)	(342,430)	(480,838)	(694,047)	(1,059,164)	79,465	84,442
Change in unrealized gain (loss) on investments	31,638	2,609	915,418	368,269	1,511,676	911,417	707,966	(87,546)
Reinvested capital gains	-	-	527,837	-	773,172	-	2,346	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,379	(6,527)	1,255,720	5,040	1,785,843	(14,592)	826,667	15,520

Equity transactions:
Purchase payments received from contract owners (note 3)	14	-	48,098	34,121	150,456	202,067	40,200	69,118
Transfers between funds	28,969	(613)	(156,228)	(363,286)	(235,175)	(367,083)	(79,114)	(78,885)
Redemptions (note 3)	(27,305)	(32,600)	(1,360,187)	(1,474,747)	(2,245,264)	(3,059,524)	(944,080)	(825,122)
Annuity benefits	-	-	-	-	-	-	(28)	(48)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,229)	(1,283)
Contingent deferred sales charges (note 2)	-	-	(80)	(31)	(757)	(2,626)	(73)	(137)
Adjustments to maintain reserves	(26)	(20)	(84)	(967)	(203)	(188)	(55)	(106)

Net equity transactions	1,652	(33,233)	(1,468,481)	(1,804,910)	(2,330,943)	(3,227,354)	(984,379)	(836,463)

Net change in contract owners’ equity	32,031	(39,760)	(212,761)	(1,799,870)	(545,100)	(3,241,946)	(157,712)	(820,943)
Contract owners’ equity beginning of period	139,999	179,759	8,344,579	10,144,449	12,236,840	15,478,786	5,146,930	5,967,873

Contract owners’ equity end of period	$172,030	139,999	8,131,818	8,344,579	11,691,740	12,236,840	4,989,218	5,146,930

CHANGES IN UNITS:
Beginning units	15,677	19,399	626,632	760,681	1,021,229	1,286,076	318,592	369,824
Units purchased	2,906	22	8,914	8,695	34,907	49,219	6,499	10,857
Units redeemed	(2,710)	(3,744)	(107,983)	(142,744)	(212,382)	(314,066)	(61,444)	(62,089)

Ending units	15,873	15,677	527,563	626,632	843,754	1,021,229	263,647	318,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGIS		FGI2		FGP		FGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$71,557	43,060	31,881	15,023	(85,958)	(118,548)	(55,047)	(85,506)
Realized gain (loss) on investments	264,341	79,592	(72,819)	(123,463)	874,350	712,547	480,657	51,437
Change in unrealized gain (loss) on investments	681,799	(78,347)	637,122	123,753	519,985	(717,137)	913,388	(58,457)
Reinvested capital gains	3,040	-	1,783	-	-	39,241	-	39,695

Net increase (decrease) in contract owners’ equity resulting from operations	1,020,737	44,305	597,967	15,313	1,308,377	(83,897)	1,338,998	(52,831)

Equity transactions:
Purchase payments received from contract owners (note 3)	120,122	85,164	17,351	31,964	104,052	220,162	70,663	42,309
Transfers between funds	(270,357)	(91,727)	(30,546)	(38,010)	(414,282)	(219,016)	(114,527)	(139,251)
Redemptions (note 3)	(847,544)	(930,308)	(562,662)	(883,228)	(1,929,872)	(1,665,259)	(1,430,183)	(1,806,389)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2,941)	(3,068)	-	-
Contingent deferred sales charges (note 2)	(14)	(72)	(50)	(291)	(354)	(65)	(23)	(189)
Adjustments to maintain reserves	(68)	(96)	(137)	(137)	(117)	433	(109)	(125)

Net equity transactions	(997,861)	(937,039)	(576,044)	(889,702)	(2,243,514)	(1,666,813)	(1,474,179)	(1,903,645)

Net change in contract owners’ equity	22,876	(892,734)	21,923	(874,389)	(935,137)	(1,750,710)	(135,181)	(1,956,476)
Contract owners’ equity beginning of period	6,309,986	7,202,720	3,685,991	4,560,380	10,133,503	11,884,213	10,126,520	12,082,996

Contract owners’ equity end of period	$6,332,862	6,309,986	3,707,914	3,685,991	9,198,366	10,133,503	9,991,339	10,126,520

CHANGES IN UNITS:
Beginning units	474,746	545,122	369,941	460,031	657,852	762,754	758,980	897,310
Units purchased	12,127	11,439	15,872	26,151	17,807	32,210	14,261	9,429
Units redeemed	(80,588)	(81,815)	(67,224)	(116,241)	(149,118)	(137,112)	(113,952)	(147,759)

Ending units	406,285	474,746	318,589	369,941	526,541	657,852	659,289	758,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FG2		FHIPR		FHIS		FHI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(57,222)	(82,292)	43,666	66,776	183,538	248,641	133,852	192,185
Realized gain (loss) on investments	309,059	373,430	26,589	61,317	(54,734)	(108,079)	(77,695)	(123,183)
Change in unrealized gain (loss) on investments	693,199	(365,300)	65,541	(101,894)	387,763	(1,734)	330,708	39,004
Reinvested capital gains	-	29,315	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	945,036	(44,847)	135,796	26,199	516,567	138,828	386,865	108,006

Equity transactions:
Purchase payments received from contract owners (note 3)	41,146	101,416	10,678	217,418	-	(97)	-	-
Transfers between funds	(250,316)	(47,387)	81,011	120,192	(222,477)	(116,762)	(45,651)	(45,195)
Redemptions (note 3)	(1,273,237)	(1,760,162)	(422,870)	(242,420)	(558,391)	(722,521)	(685,005)	(964,185)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(880)	(733)	(4)	-	(37)	-	(110)	(220)
Adjustments to maintain reserves	(154)	(61)	(29)	(50)	(14,332)	(1,162)	(131)	(110)

Net equity transactions	(1,483,441)	(1,706,927)	(331,214)	95,140	(795,237)	(840,542)	(730,897)	(1,009,710)

Net change in contract owners’ equity	(538,405)	(1,751,774)	(195,418)	121,339	(278,670)	(701,714)	(344,032)	(901,704)
Contract owners’ equity beginning of period	7,361,637	9,113,411	1,221,721	1,100,382	4,292,660	4,994,374	3,339,952	4,241,656

Contract owners’ equity end of period	$6,823,232	7,361,637	1,026,303	1,221,721	4,013,990	4,292,660	2,995,920	3,339,952

CHANGES IN UNITS:
Beginning units	1,054,013	1,287,067	103,090	95,239	334,346	400,252	251,674	328,452
Units purchased	18,047	65,270	10,251	41,921	-	-	-	571
Units redeemed	(208,462)	(298,324)	(36,484)	(34,070)	(56,915)	(65,906)	(51,523)	(77,349)

Ending units	863,598	1,054,013	76,857	103,090	277,431	334,346	200,151	251,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHI2R		FHISR		FIP		FIGBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$65,752	75,032	20,623	26,902	168,946	169,788	202,471	348,268
Realized gain (loss) on investments	27,492	160,206	33,969	24,863	244,797	172,767	237,254	248,305
Change in unrealized gain (loss) on investments	71,557	(197,003)	224	(38,776)	2,272,204	(681,164)	(134,525)	(625)
Reinvested capital gains	-	-	-	-	283,788	554,148	465,030	501,520

Net increase (decrease) in contract owners’ equity resulting from operations	164,801	38,235	54,816	12,989	2,969,735	215,539	770,230	1,097,468

Equity transactions:
Purchase payments received from contract owners (note 3)	25,172	34,707	41,919	24,705	98,120	163,502	84,369	168,286
Transfers between funds	97,228	170,565	32,081	30	(670,283)	(177,592)	1,906,283	(408,120)
Redemptions (note 3)	(205,085)	(437,720)	(147,103)	(49,935)	(3,736,187)	(2,684,306)	(4,037,376)	(4,167,597)
Annuity benefits	-	-	-	-	-	(1,399)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,928)	(2,141)	(1,389)	(1,326)
Contingent deferred sales charges (note 2)	(65)	(114)	(60)	(14)	(261)	(169)	(334)	(166)
Adjustments to maintain reserves	(57)	(102)	(40)	(22)	(270)	(379)	(197)	(356)

Net equity transactions	(82,807)	(232,664)	(73,203)	(25,236)	(4,310,809)	(2,702,484)	(2,048,644)	(4,409,279)

Net change in contract owners’ equity	81,994	(194,429)	(18,387)	(12,247)	(1,341,074)	(2,486,945)	(1,278,414)	(3,311,811)
Contract owners’ equity beginning of period	1,349,359	1,543,788	459,157	471,404	21,473,723	23,960,668	17,381,579	20,693,390

Contract owners’ equity end of period	$1,431,353	1,349,359	440,770	459,157	20,132,649	21,473,723	16,103,165	17,381,579

CHANGES IN UNITS:
Beginning units	113,574	133,279	38,112	40,281	1,489,798	1,678,112	878,584	1,108,219
Units purchased	23,392	39,210	8,340	6,567	11,703	49,045	132,854	54,762
Units redeemed	(29,957)	(58,915)	(14,085)	(8,736)	(285,006)	(237,359)	(234,061)	(284,397)

Ending units	107,009	113,574	32,367	38,112	1,216,495	1,489,798	777,377	878,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FMCP		FMCS		FMC2		FMMP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(18,844)	(32,698)	(29,712)	(65,340)	(110,495)	(206,511)	(105,714)	(135,229)
Realized gain (loss) on investments	(15,920)	(14,552)	(45,649)	(71,225)	(70,508)	(109,636)	-	-
Change in unrealized gain (loss) on investments	169,851	(327,080)	396,975	(781,407)	921,874	(1,865,349)	-	-
Reinvested capital gains	201,943	5,087	464,956	11,618	1,151,935	29,169	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	337,030	(369,243)	786,570	(906,354)	1,892,806	(2,152,327)	(105,714)	(135,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	103,399	114,786	11,495	258,555	211,063	90,983	364,045	1,120,386
Transfers between funds	(175,676)	(81,535)	(180,103)	(402,978)	(538,824)	(618,852)	1,619,718	2,682,811
Redemptions (note 3)	(382,983)	(380,143)	(822,381)	(1,669,874)	(2,287,577)	(4,521,253)	(3,328,151)	(6,452,721)
Annuity benefits	-	-	-	-	-	(2,009)	-	-
Contract maintenance charges (note 2)	(2,449)	(2,718)	-	-	-	-	(1,148)	(1,680)
Contingent deferred sales charges (note 2)	(1,466)	(371)	-	(57)	(1,340)	(3,403)	(365)	(325)
Adjustments to maintain reserves	(28)	(67)	(8,203)	(665)	(264)	(56)	(221)	(74)

Net equity transactions	(459,203)	(350,048)	(999,192)	(1,815,019)	(2,616,942)	(5,054,590)	(1,346,122)	(2,651,603)

Net change in contract owners’ equity	(122,173)	(719,291)	(212,622)	(2,721,373)	(724,136)	(7,206,917)	(1,451,836)	(2,786,832)
Contract owners’ equity beginning of period	2,698,839	3,418,130	6,107,616	8,828,989	15,143,526	22,350,443	10,812,880	13,599,712

Contract owners’ equity end of period	$2,576,666	2,698,839	5,894,994	6,107,616	14,419,390	15,143,526	9,361,044	10,812,880

CHANGES IN UNITS:
Beginning units	71,033	79,372	156,767	200,317	692,031	891,471	832,065	1,033,965
Units purchased	3,584	3,166	3,192	6,939	22,835	76,820	215,454	358,760
Units redeemed	(14,779)	(11,505)	(26,915)	(50,489)	(133,375)	(276,260)	(320,451)	(560,660)

Ending units	59,838	71,033	133,044	156,767	581,491	692,031	727,068	832,065

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOP		FOS		FO2		FO2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$40,974	(7,130)	19,521	7,450	8,915	755	10,341	(1,445)
Realized gain (loss) on investments	(515,502)	(37,981)	94,994	187,848	(31,107)	(6,925)	(132,829)	(202,906)
Change in unrealized gain (loss) on investments	1,831,969	(1,769,528)	325,082	(776,189)	310,811	(384,554)	423,781	(202,609)
Reinvested capital gains	26,012	19,634	8,136	6,567	5,231	4,199	5,743	5,074

Net increase (decrease) in contract owners’ equity resulting from operations	1,383,453	(1,795,005)	447,733	(574,324)	293,850	(386,525)	307,036	(401,886)

Equity transactions:
Purchase payments received from contract owners (note 3)	122,859	113,295	-	-	-	-	34,419	23,119
Transfers between funds	(148,753)	24,476	(163,076)	(74,797)	(120,587)	(26,954)	16,801	(132,701)
Redemptions (note 3)	(1,121,896)	(1,813,490)	(334,519)	(507,856)	(249,478)	(255,094)	(358,036)	(609,703)
Annuity benefits	(792)	(890)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,060)	(2,347)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(201)	(185)	(15)	(31)	-	(28)	(141)	(341)
Adjustments to maintain reserves	335	628	(85)	(55)	(106)	(103)	(85)	(162)

Net equity transactions	(1,150,508)	(1,678,513)	(497,695)	(582,739)	(370,171)	(282,179)	(307,042)	(719,788)

Net change in contract owners’ equity	232,945	(3,473,518)	(49,962)	(1,157,063)	(76,321)	(668,704)	(6)	(1,121,674)
Contract owners’ equity beginning of period	7,780,968	11,254,486	2,559,186	3,716,249	1,680,184	2,348,888	1,730,600	2,852,274

Contract owners’ equity end of period	$8,013,913	7,780,968	2,509,224	2,559,186	1,603,863	1,680,184	1,730,594	1,730,600

CHANGES IN UNITS:
Beginning units	559,611	661,127	215,256	256,381	205,125	234,497	156,770	208,729
Units purchased	17,852	21,822	-	-	-	-	12,761	19,379
Units redeemed	(93,471)	(123,338)	(38,275)	(41,125)	(40,490)	(29,372)	(38,014)	(71,338)

Ending units	483,992	559,611	176,981	215,256	164,635	205,125	131,517	156,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOSR		FV2		FVSS		FVS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,124	866	1,038	(1,672)	(1,467)	(566)	1,303	(486)
Realized gain (loss) on investments	(59,358)	(61,525)	(26,840)	(42,384)	47,756	(3,864)	(2,922)	(13,293)
Change in unrealized gain (loss) on investments	125,926	(33,081)	97,035	27,170	(1,148)	(18,916)	36,895	3,148
Reinvested capital gains	1,370	1,046	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,062	(92,694)	71,233	(16,886)	45,141	(23,346)	35,276	(10,631)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,608	27,473	681	-	4,519	-	(3)	674
Transfers between funds	(2,414)	(1,368)	(9,815)	5,778	(16,607)	(21,982)	(1,710)	(18,210)
Redemptions (note 3)	(58,212)	(109,285)	(119,236)	(72,090)	(99,089)	(35,015)	(17,493)	(35,893)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(41)	(13)	-	(22)	(296)	-	-	-
Adjustments to maintain reserves	(4,627)	(368)	(39)	62	(12)	(16)	(7)	(29)

Net equity transactions	(59,686)	(83,561)	(128,409)	(66,272)	(111,485)	(57,013)	(19,213)	(53,458)

Net change in contract owners’ equity	11,376	(176,255)	(57,176)	(83,158)	(66,344)	(80,359)	16,063	(64,089)
Contract owners’ equity beginning of period	406,540	582,795	416,278	499,436	212,586	292,945	186,874	250,963

Contract owners’ equity end of period	$417,916	406,540	359,102	416,278	146,242	212,586	202,937	186,874

CHANGES IN UNITS:
Beginning units	35,920	42,123	37,024	42,696	14,663	18,259	16,148	20,918
Units purchased	4,564	2,841	892	5,905	1,078	401	428	3,205
Units redeemed	(9,234)	(9,044)	(11,130)	(11,577)	(7,752)	(3,997)	(1,920)	(7,975)

Ending units	31,250	35,920	26,786	37,024	7,989	14,663	14,656	16,148

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAGRS		FAGR2		FTVRDI		TIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(503)	(620)	(5,628)	(7,719)	7,961	6,883	4,146	2,643
Realized gain (loss) on investments	259	(1,881)	2,120	(23,020)	22,178	39,125	3,177	9,316
Change in unrealized gain (loss) on investments	5,320	(3,494)	52,265	(26,948)	83,345	20,076	22,942	(41,144)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,076	(5,995)	48,757	(57,687)	113,484	66,084	30,265	(29,185)

Equity transactions:
Purchase payments received from contract owners (note 3)	2	-	989	1,061	858	10,490	-	-
Transfers between funds	827	(11,312)	3,043	(13,604)	66,833	(81,449)	(17,167)	(23,510)
Redemptions (note 3)	(2,857)	(444)	(82,368)	(305,101)	(177,731)	(302,411)	(67,122)	(53,922)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(79)	(90)	(7)	(3)	-	-
Adjustments to maintain reserves	(2)	(8)	(54)	(68)	5	(18)	(26)	(5)

Net equity transactions	(2,030)	(11,764)	(78,469)	(317,802)	(110,042)	(373,391)	(84,315)	(77,437)

Net change in contract owners’ equity	3,046	(17,759)	(29,712)	(375,489)	3,442	(307,307)	(54,050)	(106,622)
Contract owners’ equity beginning of period	48,272	66,031	488,195	863,684	1,089,825	1,397,132	225,981	332,603

Contract owners’ equity end of period	$51,318	48,272	458,483	488,195	1,093,267	1,089,825	171,931	225,981

CHANGES IN UNITS:
Beginning units	4,903	6,048	51,949	82,434	73,800	99,592	16,370	21,610
Units purchased	112	263	423	4,757	7,147	10,878	-	2,279
Units redeemed	(300)	(1,408)	(8,055)	(35,242)	(14,235)	(36,670)	(5,741)	(7,519)

Ending units	4,715	4,903	44,317	51,949	66,712	73,800	10,629	16,370

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVFA2		AMSRS		OVGS3		OVGS4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,797	(3,921)	(1,982)	(2,339)	5,650	1,440	23,223	(1,294)
Realized gain (loss) on investments	4,608	21,182	31,302	44,683	(31,382)	(16,412)	(221,161)	(317,033)
Change in unrealized gain (loss) on investments	32,398	(22,564)	(8,366)	(49,868)	88,730	(31,887)	689,367	(26,002)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,803	(5,303)	20,954	(7,524)	62,998	(46,859)	491,429	(344,329)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,138	3,887	-	-	467	821	98,580	37,842
Transfers between funds	50,389	68,610	(19,574)	65,480	1,658	(18,821)	(239,865)	(226,984)
Redemptions (note 3)	(18,529)	(187,050)	(58,629)	(108,925)	(279,014)	(47,864)	(627,917)	(1,243,249)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(15)	(19)	(63)	(522)	(3)	(41)	(2,236)
Adjustments to maintain reserves	(29)	15	(46)	(40)	42	(52)	(9,656)	(845)

Net equity transactions	34,969	(114,553)	(78,268)	(43,548)	(277,369)	(65,919)	(778,899)	(1,435,472)

Net change in contract owners’ equity	76,772	(119,856)	(57,314)	(51,072)	(214,371)	(112,778)	(287,470)	(1,779,801)
Contract owners’ equity beginning of period	284,402	404,258	257,526	308,598	483,286	596,064	3,014,397	4,794,198

Contract owners’ equity end of period	$361,174	284,402	200,212	257,526	268,915	483,286	2,726,927	3,014,397

CHANGES IN UNITS:
Beginning units	31,538	43,505	19,928	22,926	35,421	39,528	226,068	324,505
Units purchased	7,771	10,024	2,341	8,588	1,125	1,896	13,980	20,891
Units redeemed	(4,208)	(21,991)	(8,216)	(11,586)	(20,079)	(6,003)	(68,564)	(119,328)

Ending units	35,101	31,538	14,053	19,928	16,467	35,421	171,484	226,068

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGS		OVGSS		OVGIS		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,778	569	15,360	(753)	(23,992)	(27,770)	(2,214)	(1,746)
Realized gain (loss) on investments	(6,276)	(3,538)	8,614	77,894	103,309	93,944	10,677	20,352
Change in unrealized gain (loss) on investments	29,767	(13,142)	328,908	(293,040)	620,865	(151,620)	51,368	(26,254)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,269	(16,111)	352,882	(215,899)	700,182	(85,446)	59,831	(7,648)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	71,557	96,573	2,866	2,857
Transfers between funds	(6,427)	(8,558)	(40,286)	(75,792)	(93,863)	(270,399)	7,836	(47,630)
Redemptions (note 3)	(31,221)	(38,552)	(318,683)	(536,706)	(699,299)	(1,194,107)	(172,640)	(116,827)
Annuity benefits	(774)	(3,281)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(13)	(241)	(289)	(1,219)	(216)	(9)
Adjustments to maintain reserves	(7)	37	(75)	(95)	(164)	(140)	26	(81)

Net equity transactions	(38,429)	(50,354)	(359,057)	(612,834)	(722,058)	(1,369,292)	(162,128)	(161,690)

Net change in contract owners’ equity	(13,160)	(66,465)	(6,175)	(828,733)	(21,876)	(1,454,738)	(102,297)	(169,338)
Contract owners’ equity beginning of period	147,779	214,244	1,982,792	2,811,525	4,768,340	6,223,078	437,380	606,718

Contract owners’ equity end of period	$134,619	147,779	1,976,617	1,982,792	4,746,464	4,768,340	335,083	437,380

CHANGES IN UNITS:
Beginning units	9,452	12,245	131,204	168,541	409,404	526,930	25,979	34,925
Units purchased	-	-	-	1,252	8,727	27,037	2,233	4,092
Units redeemed	(2,236)	(2,793)	(21,666)	(38,589)	(64,740)	(144,563)	(11,152)	(13,038)

Ending units	7,216	9,452	109,538	131,204	353,391	409,404	17,060	25,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSCS		OVSB		OVSBS		PMVFAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,850)	(1,997)	(465)	-	354,008	183,877	36,533	4,574
Realized gain (loss) on investments	45,482	24,882	36	-	(3,253)	60,354	16,281	14,470
Change in unrealized gain (loss) on investments	10,771	(30,481)	4,323	-	451,609	(369,289)	(36,170)	1,818
Reinvested capital gains	-	-	-	-	85,064	127,331	20,038	2,923

Net increase (decrease) in contract owners’ equity resulting from operations	53,403	(7,596)	3,894	-	887,428	2,273	36,682	23,785

Equity transactions:
Purchase payments received from contract owners (note 3)	5,774	4,951	73	-	52,821	116,652	-	3,301
Transfers between funds	(33,339)	143,177	254,206	-	100,071	(798,956)	42,275	585,358
Redemptions (note 3)	(43,719)	(52,830)	(13,074)	-	(1,492,280)	(2,817,244)	(122,568)	(112,602)
Annuity benefits	-	-	-	-	(19,536)	(7,199)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(291)	(2,407)	(26)	(112)
Adjustments to maintain reserves	(46)	(47)	(6)	-	(10,974)	(1,121)	27	(96)

Net equity transactions	(71,330)	95,251	241,199	-	(1,370,189)	(3,510,275)	(80,292)	475,849

Net change in contract owners’ equity	(17,927)	87,655	245,093	-	(482,761)	(3,508,002)	(43,610)	499,634
Contract owners’ equity beginning of period	351,946	264,291	-	-	8,102,756	11,610,758	930,403	430,769

Contract owners’ equity end of period	$334,019	351,946	245,093	-	7,619,995	8,102,756	886,793	930,403

CHANGES IN UNITS:
Beginning units	37,115	26,813	-	-	474,674	677,118	73,985	36,578
Units purchased	2,232	16,430	25,624	-	27,412	25,796	6,954	53,086
Units redeemed	(8,992)	(6,128)	(1,501)	-	(101,435)	(228,240)	(13,026)	(15,679)

Ending units	30,355	37,115	24,123	-	400,651	474,674	67,913	73,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLAD		PVGIB		PVTIGB		PVTSCB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$12,651	8,443	965	103	1,028	2,663	(808)	(798)
Realized gain (loss) on investments	16,915	20,007	9,225	1,991	(10,496)	(27,175)	1,812	(138)
Change in unrealized gain (loss) on investments	47,797	(28,435)	13,569	(10,228)	30,515	2,880	16,694	(5,225)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77,363	15	23,759	(8,134)	21,047	(21,632)	17,698	(6,161)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,217	1,954	-	-	-	-	-	3,499
Transfers between funds	681,512	721,834	-	(1,000)	8,383	2,107	(4,453)	(3,752)
Redemptions (note 3)	(632,482)	(923,908)	(63,767)	(26,828)	(9,253)	(50,248)	(10,431)	(20,421)
Annuity benefits	(17,564)	(6,536)	-	-	-	-	(716)	(2,861)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(76)	(207)	-	(3)	-	-	-	-
Adjustments to maintain reserves	(144)	(11)	(36)	(28)	(28)	(15)	(24)	(18)

Net equity transactions	54,463	(206,874)	(63,803)	(27,859)	(898)	(48,156)	(15,624)	(23,553)

Net change in contract owners’ equity	131,826	(206,859)	(40,044)	(35,993)	20,149	(69,788)	2,074	(29,714)
Contract owners’ equity beginning of period	1,559,059	1,765,918	140,967	176,960	105,068	174,856	117,979	147,693

Contract owners’ equity end of period	$1,690,885	1,559,059	100,923	140,967	125,217	105,068	120,053	117,979

CHANGES IN UNITS:
Beginning units	134,979	152,598	11,369	13,453	9,653	13,155	8,460	9,780
Units purchased	79,203	92,418	-	-	1,156	187	-	414
Units redeemed	(72,429)	(110,037)	(4,525)	(2,084)	(1,282)	(3,689)	(991)	(1,734)

Ending units	141,753	134,979	6,844	11,369	9,527	9,653	7,469	8,460

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG2		ACC2		AVGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(6,392)	(13,611)	(22,629)	(20,842)	13,763	14,128	(242)	(375)
Realized gain (loss) on investments	16,979	101,260	70,037	84,804	(151,765)	(210,114)	4,434	7,934
Change in unrealized gain (loss) on investments	86,042	(345,459)	84,182	(176,252)	950,271	33,422	18,749	(8,623)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,629	(257,810)	131,590	(112,290)	812,269	(162,564)	22,941	(1,064)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,912	14,896	12,938	11,887	14,274	18,605	77	86
Transfers between funds	3,388	(134,328)	767,427	(832)	(85,122)	(148,197)	(8,666)	(345)
Redemptions (note 3)	(154,558)	(287,188)	(259,262)	(431,804)	(1,053,254)	(1,412,064)	(26,561)	(88,740)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12)	(425)	(21)	(262)	(310)	(206)	-	-
Adjustments to maintain reserves	(50)	(84)	2	(115)	(5,888)	(569)	(6)	(12)

Net equity transactions	(118,320)	(407,129)	521,084	(421,126)	(1,130,300)	(1,542,431)	(35,156)	(89,011)

Net change in contract owners’ equity	(21,691)	(664,939)	652,674	(533,416)	(318,031)	(1,704,995)	(12,215)	(90,075)
Contract owners’ equity beginning of period	709,223	1,374,162	1,400,057	1,933,473	5,021,959	6,726,954	198,240	288,315

Contract owners’ equity end of period	$687,532	709,223	2,052,731	1,400,057	4,703,928	5,021,959	186,025	198,240

CHANGES IN UNITS:
Beginning units	60,756	96,300	135,448	173,486	409,076	531,183	18,185	26,149
Units purchased	7,576	20,337	72,262	12,301	12,141	24,389	7	8
Units redeemed	(16,007)	(55,881)	(30,391)	(50,339)	(95,157)	(146,496)	(3,035)	(7,972)

Ending units	52,325	60,756	177,319	135,448	326,060	409,076	15,157	18,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCE2		AVIE2		AVMCCI		VWHAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,309)	(3,394)	463	703	(1,966)	(2,300)	428	-
Realized gain (loss) on investments	11,318	5,463	8,265	64,807	(1,024)	(14,571)	2,140	-
Change in unrealized gain (loss) on investments	74,790	(15,466)	27,234	(89,272)	20,120	1,272	(2,670)	-
Reinvested capital gains	-	-	-	-	1,567	-	1,778	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,799	(13,397)	35,962	(23,762)	18,697	(15,599)	1,676	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,713	5,892	-	-	483	1,115	(202)	-
Transfers between funds	70,925	41,098	-	-	(555)	(4,893)	142,045	-
Redemptions (note 3)	(67,281)	(113,044)	(17,205)	(140,963)	(51,366)	(128,973)	(354)	-
Annuity benefits	(18,314)	(6,820)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(30)	(3)	(85)	(13)	-	-	-
Adjustments to maintain reserves	(6,309)	(471)	(49)	8	(7)	(20)	1	-

Net equity transactions	(17,271)	(73,375)	(17,257)	(141,040)	(51,458)	(132,771)	141,490	-

Net change in contract owners’ equity	66,528	(86,772)	18,705	(164,802)	(32,761)	(148,370)	143,166	-
Contract owners’ equity beginning of period	682,969	769,741	268,583	433,385	199,307	347,677	-	-

Contract owners’ equity end of period	$749,497	682,969	287,288	268,583	166,546	199,307	143,166	-

CHANGES IN UNITS:
Beginning units	61,899	68,359	15,150	22,521	13,539	21,857	-	-
Units purchased	14,593	10,932	-	368	325	255	18,000	-
Units redeemed	(14,119)	(17,392)	(922)	(7,739)	(3,545)	(8,573)	(3,167)	-

Ending units	62,373	61,899	14,228	15,150	10,319	13,539	14,833	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHA		WRASP		WFVSCG		VFMG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(748)	-	(358)	(3,091)	(1,483)	(1,971)	(26,327)	45,125
Realized gain (loss) on investments	(11,956)	-	32,301	48,264	5,794	7,432	(558,831)	(429,985)
Change in unrealized gain (loss) on investments	(19,601)	-	291,464	(164,047)	(3,020)	(20,896)	724,096	(358,830)
Reinvested capital gains	5,896	-	-	-	6,405	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,409)	-	323,407	(118,874)	7,696	(15,435)	138,938	(743,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	(14)	-	72,008	99,603	12,178	4,399	185,842	182,768
Transfers between funds	638,282	-	138,080	858,554	38,576	31,834	(7,894,964)	(248,860)
Redemptions (note 3)	(42,924)	-	(268,941)	(424,649)	(46,460)	(85,372)	(1,933,245)	(3,278,237)
Annuity benefits	-	-	-	-	(10,306)	(3,741)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(10)	-	(96)	(566)	(4,388)
Adjustments to maintain reserves	(15)	-	(37)	(107)	77	(15)	(19)	(17)

Net equity transactions	595,329	-	(58,890)	533,391	(5,935)	(52,991)	(9,642,952)	(3,348,734)

Net change in contract owners’ equity	568,920	-	264,517	414,517	1,761	(68,426)	(9,504,014)	(4,092,424)
Contract owners’ equity beginning of period	-	-	1,883,766	1,469,249	132,154	200,580	9,504,014	13,596,438

Contract owners’ equity end of period	$568,920	-	2,148,283	1,883,766	133,915	132,154	-	9,504,014

CHANGES IN UNITS:
Beginning units	-	-	161,057	115,062	7,872	11,321	796,216	1,066,389
Units purchased	73,743	-	32,561	90,035	3,438	4,784	15,479	64,485
Units redeemed	(15,388)	-	(37,634)	(44,040)	(3,227)	(8,233)	(811,695)	(334,658)

Ending units	58,355	-	155,984	161,057	8,083	7,872	-	796,216

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA2		AVCDI		AVCD2		VWHAR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,168)	(11,988)	(143)	(724)	(407)	(2,404)	(2,949)	(2,654)
Realized gain (loss) on investments	(12,138)	4,809	17,192	372	10,185	7,048	(163,192)	16,379
Change in unrealized gain (loss) on investments	124,397	(79,026)	(11,846)	(4,181)	4,720	(16,271)	149,627	(206,046)
Reinvested capital gains	-	-	-	-	-	-	53,970	6,685

Net increase (decrease) in contract owners’ equity resulting from operations	109,091	(86,205)	5,203	(4,533)	14,498	(11,627)	37,456	(185,636)

Equity transactions:
Purchase payments received from contract owners (note 3)	713	2,232	(3)	-	(845)	(364)	1,806	104,500
Transfers between funds	(800,497)	(70,314)	(39,439)	(4,569)	(118,880)	15,731	(764,718)	555,451
Redemptions (note 3)	(43,257)	(268,450)	(4,515)	(39,088)	(543)	(139,498)	(22,297)	(117,691)
Annuity benefits	-	-	-	-	(9,054)	(3,616)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(224)	-	-	-	-	-	-
Adjustments to maintain reserves	5	(100)	15	(36)	(2)	(12)	(6)	(30)

Net equity transactions	(843,036)	(336,856)	(43,942)	(43,693)	(129,324)	(127,759)	(785,215)	542,230

Net change in contract owners’ equity	(733,945)	(423,061)	(38,739)	(48,226)	(114,826)	(139,386)	(747,759)	356,594
Contract owners’ equity beginning of period	733,945	1,157,006	38,739	86,965	114,826	254,212	747,759	391,165

Contract owners’ equity end of period	$-	733,945	-	38,739	-	114,826	-	747,759

CHANGES IN UNITS:
Beginning units	82,622	118,430	2,986	6,135	8,950	18,466	76,485	33,086
Units purchased	263	4,216	-	12	1	5,332	1,058	80,392
Units redeemed	(82,885)	(40,024)	(2,986)	(3,161)	(8,951)	(14,848)	(77,543)	(36,993)

Ending units	-	82,622	-	2,986	-	8,950	-	76,485

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHI3		OVHI		NVAGF3		NVGWL6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$23,671	24,782	17,481	12,206	-	995	-	37
Realized gain (loss) on investments	(19,754)	28,529	(290,692)	(113,682)	-	(4,994)	-	(1,204)
Change in unrealized gain (loss) on investments	14,246	(60,994)	286,504	98,414	-	3,508	-	-
Reinvested capital gains	-	-	-	-	-	1,614	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,163	(7,683)	13,293	(3,062)	-	1,123	-	(1,167)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,389	296	-	-	-	-	-	-
Transfers between funds	(155,379)	113,559	(117,060)	(5,465)	-	(61,562)	-	1,166
Redemptions (note 3)	(44,338)	(129,313)	(14,809)	(32,440)	-	(4,194)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(8)	(11)	(23)	(32)	-	(4)	-	1

Net equity transactions	(190,336)	(15,469)	(131,892)	(37,937)	-	(65,760)	-	1,167

Net change in contract owners’ equity	(172,173)	(23,152)	(118,599)	(40,999)	-	(64,637)	-	-
Contract owners’ equity beginning of period	172,173	195,325	118,599	159,598	-	64,637	-	-

Contract owners’ equity end of period	$-	172,173	-	118,599	-	-	-	-

CHANGES IN UNITS:
Beginning units	62,185	68,583	29,987	39,017	-	5,329	-	-
Units purchased	5,463	44,036	-	1,258	-	1,329	-	1,582
Units redeemed	(67,648)	(50,434)	(29,987)	(10,288)	-	(6,658)	-	(1,582)

Ending units	-	62,185	-	29,987	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

INVESCO AIM INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class VI (GEM6)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2 (FC2)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP High Income Portfolio - Service Class 2R (FHI2R)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

VIP Growth Strategies Portfolio - Service Class (FAGRS)

VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares (OVCAFS)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. International Growth Fund - Series II (AVIE2)

Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

* At December 31, 2012, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship
(defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%	3.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2) For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

(3) For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

(4) For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

(5) Includes Sun Trust, M&T and Compass products.

The following table provides mortality and expense risk charges by asset fee rates for the period ended
December 31, 2012.

	Total	MLVGA3	DSIF	DSIFS	DSRG	IVKMG1	IVKMG2	MIGSC

0.95%	$1,309,314	$6,426	$2,003	$5,399	$235	$16	$105	$4,391
1.00%	498,827	2,973	-	312	-	-	72	30
1.05%	145,764	568	-	65	-	-	-	96
1.10%	859,512	5,212	5,634	4,415	822	191	-	2,293
1.15%	351,557	1,282	44	1,014	-	-	9	2,954
1.20%	144,129	432	124	476	-	-	573	1,560
1.25%	124,996	4,062	-	2,328	-	-	-	1,229
1.30%	492,113	1,981	-	850	-	-	-	580
1.35%	70,589	3,486	343	756	-	-	5	131
1.40%	1,840,173	1,535	-	329	-	-	-	1,723
1.45%	83,507	13	-	1,173	-	-	-	162
1.50%	66,649	171	470	-	-	-	-	98
1.55%	83,190	165	-	118	-	-	-	85
1.60%	149,723	113	-	3,462	-	-	-	926
1.65%	27,273	64	-	-	-	-	-	126
1.70%	27,075	182	-	3	-	-	-	1,334
1.75%	22,019	-	-	334	-	-	-	286
1.80%	18,630	-	-	43	-	-	-	-
1.85%	2,818	-	-	-	-	-	-	-
1.95%	2,446	-	-	-	-	-	-	-
2.00%	18,830	-	-	-	-	-	-	-
2.10%	2,561	-	-	-	-	-	-	-
2.15%	6,262	-	-	-	-	-	-	-

Totals	$6,347,957	$28,665	$8,618	$21,077	$1,057	$207	$764	$18,004

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2	GVAAA2	GVABD2

0.95%	$4,568	$3,763	$6,761	$1,529	$1,426	$-	$11,370	$8,425
1.00%	670	871	946	73	625	122	3,119	1,344
1.05%	-	169	532	-	-	-	765	190
1.10%	3,061	3,904	6,728	475	1,047	31	25,089	4,496
1.15%	1,535	3,463	3,816	348	700	35	2,324	1,425
1.20%	1,103	624	1,289	30	75	-	395	868
1.25%	965	545	389	-	-	-	-	144
1.30%	1,073	1,747	2,464	58	67	-	147	56
1.35%	591	50	604	-	-	-	1,847	534
1.40%	1,681	4,453	3,097	631	312	141	1,240	367
1.45%	160	-	871	-	-	-	-	-
1.50%	25	53	186	-	80	-	412	1,055
1.55%	1,491	742	962	30	-	-	-	163
1.60%	1,124	299	3,549	-	-	-	84	108
1.65%	281	266	850	-	-	-	32	-
1.70%	152	-	397	509	-	-	581	-
1.75%	297	-	764	-	8	-	-	-
1.80%	-	-	-	-	-	-	-	1,134
1.85%	126	-	52	-	-	-	-	-
1.95%	87	-	355	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$18,990	$20,949	$34,612	$3,683	$4,340	$329	$47,405	$20,309

	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2

0.95%	$7,216	$12,726	$3,166	$196	$2,511	$7,778	$387	$-
1.00%	3,215	1,590	727	-	-	2,221	41	16
1.05%	381	58	13	-	314	1,695	-	-
1.10%	4,161	7,254	2,038	1,345	132	2,932	476	362
1.15%	395	873	790	19	371	1,372	51	-
1.20%	241	230	35	12	119	2,324	44	-
1.25%	69	9	-	-	-	169	-	-
1.30%	1,199	218	138	-	-	944	-	-
1.35%	24	438	1	640	-	1,724	-	210
1.40%	2,086	1,988	223	-	475	7,018	524	-
1.45%	-	-	-	-	28	26	24	-
1.50%	-	35	-	-	-	37	-	-
1.55%	16	350	39	-	-	2,381	35	-
1.60%	-	-	-	-	274	328	-	-
1.65%	36	357	-	-	-	18	-	-
1.70%	84	38	-	-	-	35	-	-
1.75%	-	-	-	-	-	4	-	-
1.80%	324	743	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	923	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$19,447	$26,907	$7,170	$2,212	$4,224	$31,929	$1,582	$588

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$43	$65	$328	$3,037	$942	$343	$9,545	$423
1.00%	-	82	-	-	-	1,236	2,069	-
1.05%	-	-	-	-	-	-	219	-
1.10%	30	85	53	3,575	70	2,540	5,518	5,331
1.15%	-	-	-	1,807	3,843	401	5,014	-
1.20%	-	-	208	-	-	-	30	-
1.25%	-	-	-	-	-	1,256	192	-
1.30%	-	-	-	488	-	-	-	-
1.35%	-	-	-	-	-	20	-	-
1.40%	-	-	-	996	-	13	491	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	286	-	288	168	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	287	-	-	-	-
1.65%	-	-	-	-	912	-	-	-
1.70%	-	-	-	115	-	46	1,042	-
1.75%	-	-	-	-	-	-	156	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$73	$232	$875	$10,305	$6,055	$6,023	$24,276	$5,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2

0.95%	$2,164	$35	$2,961	$2,260	$356	$34,712	$13,333	$488
1.00%	1,352	-	1,217	184	-	5,808	127	-
1.05%	-	-	21	-	-	1,567	2,241	-
1.10%	5,472	328	232	1,795	290	23,876	13,031	3,918
1.15%	-	-	136	938	59	7,091	10,212	498
1.20%	-	19	24	31	167	3,401	1,728	-
1.25%	48	-	7	38	174	2,133	2,112	-
1.30%	-	-	223	838	34	3,034	1,686	-
1.35%	98	112	-	31	-	2,983	615	-
1.40%	-	-	220	524	80	10,133	12,667	-
1.45%	-	-	-	-	-	1,756	4,421	-
1.50%	-	-	130	131	-	1,272	579	-
1.55%	-	-	786	33	-	4,188	1,782	-
1.60%	3,919	-	-	-	89	3,990	2,924	-
1.65%	-	-	-	-	305	604	1,796	-
1.70%	45	-	254	176	-	137	446	878
1.75%	-	-	-	-	-	248	148	-
1.80%	-	-	-	-	-	110	535	-
1.85%	-	-	-	-	-	138	197	457
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$13,098	$494	$6,211	$6,979	$1,554	$107,181	$70,580	$6,239

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM

0.95%	$-	$18,095	$100,572	$50,013	$28,452	$1,077	$10,324	$82,702
1.00%	120	928	6,652	2,046	2,521	-	564	6,108
1.05%	-	1,386	1,691	731	1,369	-	2,408	5,389
1.10%	161	16,475	89,321	30,432	33,697	3,704	5,544	58,487
1.15%	76	12,092	74,861	23,054	23,921	415	2,843	21,219
1.20%	-	12,334	19,113	10,052	6,681	-	954	9,617
1.25%	-	969	16,830	26,340	3,790	-	1,228	5,385
1.30%	-	8,923	26,107	2,750	12,634	-	2,110	2,034
1.35%	-	1,746	6,560	4,009	676	257	720	2,642
1.40%	-	28,445	77,814	39,762	21,255	-	2,331	5,566
1.45%	-	19	10,465	8,474	1,714	-	591	2,364
1.50%	290	290	1,528	936	1,492	479	-	596
1.55%	-	11,265	10,838	5,738	2,636	-	939	1,096
1.60%	-	6,156	45,862	13,418	13,685	-	2,195	2,746
1.65%	-	2,539	3,226	3,198	1,439	-	42	494
1.70%	-	952	1,913	2,198	1,675	-	5	534
1.75%	-	-	428	7,299	379	-	608	335
1.80%	-	568	2,159	2,690	-	-	-	-
1.85%	-	-	508	248	98	-	174	122
1.95%	-	-	525	117	-	-	-	-
2.00%	-	-	-	-	-	-	-	3,368
2.10%	-	-	555	1,662	-	-	-	110
2.15%	-	625	-	-	694	-	350	-

	$647	$123,807	$497,528	$235,167	$158,808	$5,932	$33,930	$210,914

	NVMIG6	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2

0.95%	$46	$153	$1,724	$-	$10,275	$649	$473	$3,917
1.00%	8	-	497	79	1,796	126	1	375
1.05%	-	-	115	-	720	-	4	168
1.10%	-	450	2,420	224	4,474	230	784	1,642
1.15%	9	-	817	-	2,501	-	2	629
1.20%	-	-	480	-	1,568	118	-	285
1.25%	-	-	-	23	840	54	23	796
1.30%	-	-	588	-	712	-	-	255
1.35%	-	-	107	-	297	-	-	67
1.40%	59	-	753	-	4,804	-	273	835
1.45%	-	-	32	-	167	-	-	-
1.50%	-	-	11	-	119	-	-	-
1.55%	-	-	315	-	1,166	287	-	177
1.60%	-	-	-	-	5,145	-	-	562
1.65%	-	-	-	-	272	-	-	51
1.70%	-	-	-	-	639	-	-	102
1.75%	-	-	-	-	527	-	-	-
1.80%	-	-	-	-	140	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	705

	$122	$603	$7,859	$326	$36,162	$1,464	$1,560	$10,566

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.95%	$175	$3,088	$1,077	$4,324	$1,502	$7,938	$140,207	$28
1.00%	-	585	-	564	-	-	100,943	71
1.05%	-	377	-	55	-	-	22,799	4
1.10%	965	2,785	3,026	3,749	196	9,001	58,242	119
1.15%	-	1,049	-	3,265	698	-	16,560	2
1.20%	8	577	70	1,089	-	147	11,985	-
1.25%	-	372	-	209	-	-	6,851	9
1.30%	-	1,119	-	454	-	119,806	9,659	-
1.35%	-	462	79	65	-	757	5,336	-
1.40%	-	771	-	1,261	442	533,008	17,542	72
1.45%	-	48	-	123	-	7,825	5,338	-
1.50%	-	57	132	45	129	5,895	2,199	-
1.55%	-	1,102	-	1,030	29	-	5,857	-
1.60%	-	607	-	281	37	-	6,401	-
1.65%	-	13	-	18	-	-	2,708	-
1.70%	-	1,022	-	118	-	-	2,744	-
1.75%	-	436	-	149	-	-	879	-
1.80%	-	4	-	148	-	-	1,305	-
1.85%	-	-	-	-	-	-	69	-
1.95%	-	-	-	120	-	-	769	-
2.00%	-	-	-	2,486	-	-	3,487	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	642	-

	$1,148	$14,474	$4,384	$19,553	$3,033	$684,377	$422,522	$305

	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS

0.95%	$5,752	$6,345	$1,551	$2,695	$8,294	$708	$3,664	$11,052
1.00%	343	857	112	181	1,829	-	569	3,339
1.05%	1,498	79	28	37	1,222	-	93	278
1.10%	3,350	7,166	534	2,789	8,939	2,598	3,289	12,803
1.15%	864	1,931	773	1,142	2,385	28	2,489	6,431
1.20%	691	1,079	54	221	1,541	339	627	1,820
1.25%	539	1,706	62	-	1,029	-	315	947
1.30%	791	1,412	254	918	576	-	197	2,796
1.35%	872	418	27	2	514	211	352	610
1.40%	1,959	1,928	1,240	1,052	6,192	-	101	5,387
1.45%	5	61	-	19	71	-	-	433
1.50%	75	47	-	30	97	-	-	501
1.55%	420	609	334	211	2,306	-	-	1,793
1.60%	126	519	1,069	503	1,199	-	524	3,701
1.65%	20	260	28	113	31	-	242	208
1.70%	-	336	275	-	813	-	67	833
1.75%	5	644	-	142	103	-	-	4
1.80%	305	-	28	-	386	-	634	65
1.85%	-	131	-	-	5	-	-	-
1.95%	-	-	57	-	84	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	723	229	-	353	-	-	-

	$17,615	$26,251	$6,655	$10,055	$37,969	$3,884	$13,163	$53,001

	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS

0.95%	$685	$4,621	$11,380	$-	$4,761	$-	$-	$4,929
1.00%	-	-	9,358	-	1,947	-	-	6,301
1.05%	-	-	-	-	775	-	-	236
1.10%	1,476	16,297	18,802	-	2,379	-	-	130
1.15%	-	-	2,860	-	1,459	-	-	-
1.20%	83	220	1,915	-	1,374	-	-	34
1.25%	-	-	3,288	-	692	-	-	16
1.30%	38	-	6,314	20,942	1,570	19,556	3,615	-
1.35%	105	777	926	-	212	-	-	-
1.40%	-	410	3,521	113,743	986	102,493	18,242	272
1.45%	-	-	661	1,993	368	1,008	31	-
1.50%	534	664	825	5,161	46	4,388	118	-
1.55%	-	184	978	-	741	-	-	-
1.60%	-	-	1,231	-	293	-	-	-
1.65%	-	-	26	-	112	-	-	-
1.70%	-	-	592	-	170	-	-	-
1.75%	-	-	576	-	509	-	-	-
1.80%	-	-	75	-	947	-	-	-
1.85%	-	-	24	-	22	-	-	-
1.95%	-	-	-	-	29	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$2,921	$23,173	$63,352	$141,839	$19,392	$127,445	$22,006	$11,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FAMG2	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2

0.95%	$1,928	$-	$7,809	$3,459	$-	$16,482	$3,962	$3,201
1.00%	1,721	-	5,718	3,669	-	14,659	4,959	1,019
1.05%	1	-	4,081	-	-	2,811	142	339
1.10%	54	-	-	451	-	429	6,436	3,060
1.15%	-	-	-	2,201	-	22	1,117	389
1.20%	52	-	-	246	-	8	124	612
1.25%	35	-	-	272	-	-	1,111	1,016
1.30%	-	3,995	-	-	32,216	-	29	-
1.35%	-	-	-	-	-	-	575	76
1.40%	81	29,904	-	643	168,405	-	973	791
1.45%	92	435	-	75	1,451	-	105	-
1.50%	-	290	-	333	3,540	-	280	262
1.55%	81	-	-	-	-	-	275	36
1.60%	106	-	-	288	-	-	968	33
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	78
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$4,151	$34,624	$17,608	$11,637	$205,612	$34,411	$21,056	$10,912

	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2	FGP	FGS

0.95%	$1,457	$39,127	$35,553	$-	$25,260	$12,583	$-	$40,595
1.00%	59	20,590	8,178	-	24,251	5,226	-	50,640
1.05%	4	9,082	1,960	-	14,070	1,129	-	11,637
1.10%	-	12,082	29,153	-	-	10,285	-	519
1.15%	-	6	14,935	-	9	1,670	-	-
1.20%	41	369	5,315	-	49	2,548	-	329
1.25%	-	117	10,057	-	300	2,301	-	468
1.30%	-	91	4,092	11,291	12	1,084	28,475	79
1.35%	-	1,553	4,115	-	-	367	-	71
1.40%	-	858	10,104	57,231	-	2,262	101,565	116
1.45%	-	1,435	1,179	2,660	-	380	5,517	18
1.50%	-	729	676	1,534	-	4	6,182	514
1.55%	-	-	2,040	-	-	235	-	-
1.60%	-	-	2,748	-	-	1,698	-	78
1.65%	-	-	1,386	-	-	-	-	185
1.70%	-	-	1,559	-	-	-	-	-
1.75%	-	-	671	-	-	258	-	-
1.80%	-	-	1,037	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	3,516	-	-	-	-	-
2.10%	-	-	84	-	-	-	-	-
2.15%	-	-	257	-	-	241	-	-

	$1,561	$86,039	$138,615	$72,716	$63,951	$42,271	$141,739	$105,249

	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP	FIGBP

0.95%	$25,274	$-	$20,703	$11,230	$5,221	$2,534	$61,462	$34,930
1.00%	10,830	-	14,059	3,499	171	950	37,173	21,814
1.05%	1,387	-	4,894	1,312	-	849	10,095	13,915
1.10%	17,248	-	257	7,321	2,333	-	8,505	8,083
1.15%	7,120	-	14	4,831	1,564	4	1,123	3,124
1.20%	4,646	-	32	1,240	552	8	1,003	828
1.25%	1,988	-	-	1,290	162	-	517	274
1.30%	417	-	-	542	3,173	-	21,919	29,004
1.35%	1,349	-	-	166	25	-	668	51
1.40%	4,484	14,370	-	1,123	1,088	-	97,471	95,462
1.45%	488	444	1,058	303	-	-	4,670	2,055
1.50%	70	798	650	410	1	-	5,064	939
1.55%	2,558	-	-	930	1,548	-	457	375
1.60%	1,726	-	-	254	-	-	121	-
1.65%	364	-	-	44	-	-	407	1
1.70%	524	-	-	-	16	-	244	50
1.75%	269	-	-	12	-	-	-	-
1.80%	921	-	-	82	15	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$81,663	$15,612	$41,667	$34,589	$15,869	$4,345	$250,899	$210,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2	FO2R

0.95%	$-	$32,841	$55,248	$26,440	$-	$9,879	$5,745	$5,418
1.00%	-	20,010	17,734	5,929	-	13,326	4,484	2,001
1.05%	-	4,453	1,478	3,485	-	1,228	-	21
1.10%	-	582	38,210	2,760	-	136	2,933	4,630
1.15%	-	-	8,373	711	-	-	707	1,722
1.20%	-	348	6,060	399	-	51	950	949
1.25%	-	183	3,373	-	-	52	177	262
1.30%	35,005	-	3,840	13,948	19,625	10	72	1,514
1.35%	-	-	2,316	-	-	-	20	340
1.40%	-	-	11,572	59,209	88,651	-	797	1,018
1.45%	-	1,372	2,340	214	1,146	469	-	-
1.50%	-	77	1,763	5,976	769	-	203	169
1.55%	-	-	4,151	-	-	-	530	456
1.60%	-	-	1,916	-	-	-	205	62
1.65%	-	196	775	-	-	-	115	9
1.70%	-	-	745	-	-	-	77	77
1.75%	-	-	637	-	-	-	-	107
1.80%	-	-	2,819	-	-	-	-	-
1.85%	-	33	-	-	-	-	146	11
1.95%	-	-	57	-	-	-	-	-
2.00%	-	-	2,421	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	150
2.15%	-	-	399	-	-	-	276	-

	$35,005	$60,095	$166,227	$119,071	$110,191	$25,151	$17,437	$18,916

	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI	TIF

0.95%	$1,928	$810	$1,101	$1,149	$308	$1,255	$2,776	$296
1.00%	707	321	-	776	195	225	-	-
1.05%	232	568	-	29	-	-	-	57
1.10%	606	1,619	846	-	-	1,028	7,666	1,750
1.15%	-	144	217	-	-	857	12	-
1.20%	11	37	-	-	-	600	283	-
1.25%	-	-	-	-	-	11	-	-
1.30%	-	-	-	-	-	-	58	-
1.35%	17	81	-	-	-	160	525	78
1.40%	-	340	-	-	-	900	5	-
1.45%	924	142	-	-	-	67	-	-
1.50%	-	-	-	-	-	30	431	-
1.55%	-	-	-	-	-	44	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	5	-	-	-	56	-	-
1.80%	-	-	-	-	-	151	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	244	-	-

	$4,425	$4,067	$2,164	$1,954	$503	$5,628	$11,756	$2,181

	FTVFA2	AMSRS	OVGS3	OVGS4	OVGS	OVGSS	OVGIS	OVSC

0.95%	$442	$859	$1,164	$6,436	$203	$4,371	$15,322	$1,157
1.00%	227	320	-	3,005	-	643	732	-
1.05%	-	-	-	2,761	-	36	178	125
1.10%	776	264	2,833	4,994	1,345	6,578	14,912	2,892
1.15%	1,219	42	-	2,941	-	4,910	4,929	117
1.20%	152	26	6	909	-	419	3,434	18
1.25%	-	101	-	1,301	-	323	2,096	-
1.30%	46	140	-	2,310	-	1,207	1,810	-
1.35%	1	-	95	1,986	23	130	1,045	45
1.40%	816	261	-	1,968	-	1,955	4,624	-
1.45%	-	20	-	29	-	110	1,438	-
1.50%	-	124	400	59	-	8	276	-
1.55%	-	-	-	427	-	463	1,384	-
1.60%	-	-	-	927	-	1,167	2,767	-
1.65%	-	-	-	116	-	331	537	-
1.70%	-	200	-	200	-	-	97	-
1.75%	-	-	-	28	-	-	541	-
1.80%	-	-	-	-	-	-	193	-
1.85%	-	-	-	-	-	-	48	-
1.95%	-	-	-	125	-	121	-	-
2.00%	-	-	-	2,629	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	254	-

	$3,679	$2,357	$4,498	$33,151	$1,571	$22,772	$56,617	$4,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PVGIB	PVTIGB	PVTSCB

0.95%	$230	$155	$28,344	$761	$4,954	$532	$165	$398
1.00%	64	-	2,878	1,932	7,105	-	-	-
1.05%	246	-	1,039	80	82	-	-	-
1.10%	1,376	297	19,472	709	2,039	313	825	533
1.15%	122	-	12,067	137	953	37	-	-
1.20%	532	1	3,432	-	-	62	-	-
1.25%	-	-	2,684	38	399	-	-	-
1.30%	76	-	4,276	-	608	410	-	-
1.35%	953	3	1,058	912	702	10	177	56
1.40%	342	9	4,804	6,729	491	-	-	-
1.45%	-	-	864	-	12	-	-	-
1.50%	1	-	402	-	124	-	-	379
1.55%	-	-	640	-	44	120	-	-
1.60%	-	-	3,821	-	50	-	-	-
1.65%	-	-	979	-	63	154	-	-
1.70%	-	-	339	-	-	-	-	-
1.75%	-	-	571	336	345	-	-	-
1.80%	-	-	15	-	-	-	-	-
1.85%	-	-	48	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$3,942	$465	$87,733	$11,634	$17,971	$1,638	$1,167	$1,366

	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	VWHAS

0.95%	$1,645	$4,502	$13,797	$630	$2,411	$964	$352	$222
1.00%	147	364	2,422	-	407	-	-	6
1.05%	-	11	71	-	-	4	-	14
1.10%	2,542	3,288	15,579	1,210	2,110	449	1,564	78
1.15%	234	2,541	3,390	-	446	973	23	8
1.20%	238	1,072	1,612	189	197	88	26	-
1.25%	325	2,040	3,016	-	125	-	-	-
1.30%	1,108	1,111	2,219	-	113	201	-	-
1.35%	101	163	625	73	4	63	122	310
1.40%	2,252	4,450	8,169	-	1,321	30	-	-
1.45%	-	217	983	-	123	30	-	-
1.50%	56	52	44	-	-	-	-	-
1.55%	267	595	754	-	627	63	-	-
1.60%	41	813	1,454	-	348	142	-	-
1.65%	-	438	416	-	-	28	-	-
1.70%	-	137	872	-	159	41	-	-
1.75%	-	649	1,260	-	179	38	-	-
1.80%	-	53	800	-	171	4	-	-
1.85%	-	133	28	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	270	-	-	-	-	-

	$8,956	$22,629	$57,781	$2,102	$8,741	$3,118	$2,087	$638

	VWHA	WRASP	WFVSCG	VFMG2	AVCA2	AVCDI	AVCD2	VWHAR

0.95%	$1,238	$3,347	$639	$19,487	$371	$8	$75	$769
1.00%	652	2,558	171	-	42	-	36	361
1.05%	-	1,266	57	177	2	-	-	-
1.10%	1,154	4,528	178	39,750	638	135	-	656
1.15%	19	1,556	169	6,076	447	-	5	43
1.20%	-	360	25	1,768	343	-	280	-
1.25%	-	-	-	150	214	-	-	36
1.30%	286	325	-	1,153	94	-	8	166
1.35%	142	3,101	48	1,812	6	-	3	200
1.40%	530	5,003	-	516	381	-	-	593
1.45%	54	47	-	-	86	-	-	11
1.50%	-	598	-	272	-	-	-	-
1.55%	-	255	196	-	222	-	-	-
1.60%	-	111	-	-	143	-	-	-
1.65%	-	32	-	-	10	-	-	-
1.70%	-	183	-	-	35	-	-	-
1.75%	206	361	-	-	108	-	-	114
1.80%	-	-	-	-	26	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$4,281	$23,631	$1,483	$71,161	$3,168	$143	$407	$2,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVHI3	OVHI

0.95%	$472	$248
1.00%	-	-
1.05%	-	-
1.10%	973	618
1.15%	-	87
1.20%	-	12
1.25%	-	-
1.30%	-	-
1.35%	-	18
1.40%	-	40
1.45%	-	-
1.50%	-	-
1.55%	-	-
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.85%	-	-
1.95%	-	-
2.00%	-	-
2.10%	-	-
2.15%	-	-

	$1,445	$1,023

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $3,093,891 and $5,331,156, respectively, and total transfers from the Account to the fixed account were $12,162,642 and $15,530,100, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $751,085 and $1,186,519 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$507,834,647	$0	$0	$507,834,647

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$481,644	$1,203,825
Stock Index Fund, Inc. - Initial Shares (DSIF)	73,019	170,499
Stock Index Fund, Inc. - Service Shares (DSIFS)	385,483	735,324
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	850	23,763
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	39,452	10,513
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	115,675	10,437
Investors Growth Stock Series - Service Class (MIGSC)	157,748	243,586
Mid Cap Growth Series - Service Class (MMCGSC)	22,427	327,354
New Discovery Series - Service Class (MNDSC)	265,817	530,791
Value Series - Service Class (MVFSC)	197,027	805,082
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	201,948	145,383
Core Plus Fixed Income Portfolio - Class II (MSVF2)	45,902	134,935
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	28,897	9,688
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	879,236	1,595,351
American Funds NVIT Bond Fund - Class II (GVABD2)	385,374	618,799
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	229,795	419,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Funds NVIT Growth Fund - Class II (GVAGR2)	174,809	551,125
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	112,587	206,311
Federated NVIT High Income Bond Fund - Class III (HIBF3)	182,386	55,315
NVIT Emerging Markets Fund - Class II (GEM2)	768	136,131
NVIT Emerging Markets Fund - Class VI (GEM6)	581,766	1,294,004
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	8,524	26,607
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	5,802	39,103
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	6,758	11,014
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	617	21,681
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	54,936	6,870
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	740,255	112,338
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	61,593	19,243
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	203,072	166,948
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	606,712	355,091
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	20,202	8,091
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,031,138	304,757
NVIT Core Bond Fund - Class I (NVCBD1)	46,039	1,503
NVIT Core Bond Fund - Class II (NVCBD2)	234,381	171,257
NVIT Core Plus Bond Fund - Class II (NVLCP2)	283,860	227,781
NVIT Nationwide Fund - Class II (TRF2)	2,680	46,772
NVIT Government Bond Fund - Class I (GBF)	1,460,534	2,840,651
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	153,575	1,653,662
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	489,923	75,796
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	62,166	4,427
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	938,723	2,086,555
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,165,414	9,218,801
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	328,509	5,028,538
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	676,076	2,931,567
NVIT Mid Cap Index Fund - Class I (MCIF)	54,443	236,128
NVIT Mid Cap Index Fund - Class II (MCIF2)	345,228	746,591
NVIT Money Market Fund - Class I (SAM)	12,279,608	9,365,827
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	10,799	1,373
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	278	12,030
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	123,818	386,292
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	44,083	57,360
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	45,560	672,294
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	103,579	77,998
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	31,469	43,695
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	17,188	295,496
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	821	53,345
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	79,980	489,639
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,201	62,684
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	168,374	466,475
NVIT Short Term Bond Fund - Class II (NVSTB2)	275,960	344,593
NVIT Large Cap Growth Fund - Class I (NVOLG1)	585,866	10,679,579
NVIT Large Cap Growth Fund - Class II (NVOLG2)	284,527	7,888,015
Templeton NVIT International Value Fund - Class III (NVTIV3)	18,271	32,599
NVIT Real Estate Fund - Class II (NVRE2)	410,053	569,983
VPS Growth and Income Portfolio - Class B (ALVGIB)	93,573	509,273
VPS International Value Portfolio - Class B (ALVIVB)	7,221	83,240
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	47,029	266,618
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	392,183	697,730
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	16,435	178,076
Capital Appreciation Fund II - Service Shares (FCA2S)	75,099	210,598
High Income Bond Fund II - Service Shares (FHIBS)	720,413	1,485,956
Kaufmann Fund II - Primary Shares (FVK2)	2,970	181,501
Quality Bond Fund II - Primary Shares (FQB)	216,909	365,557
Quality Bond Fund II - Service Shares (FQBS)	720,923	1,568,154
Equity-Income Portfolio - Initial Class (FEIP)	1,123,789	2,073,790
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	85,988	431,697
High Income Portfolio - Initial Class (FHIP)	562,318	1,568,660
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	29,450	381,334
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	22,213	211,356
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	13,193	89,849
VIP Asset Manager Portfolio - Initial Class (FAMP)	351,185	235,549
VIP Asset Manager Portfolio - Service Class (FAMS)	35,808	486,349
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	28,110	181,200
VIP Balanced Portfolio - Initial Class (FBP)	1,051,811	2,688,294
VIP Balanced Portfolio - Service Class (FBS)	225,407	900,186
VIP Balanced Portfolio - Service Class 2 (FB2)	281,914	404,447
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	116,816	173,454
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	30,547	29,287
VIP Equity-Income Portfolio - Service Class (FEIS)	850,492	1,636,267
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	1,301,026	2,663,721
VIP Growth & Income Portfolio - Initial Class (FGIP)	165,796	1,110,963
VIP Growth & Income Portfolio - Service Class (FGIS)	293,166	1,216,441
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	212,284	754,642
VIP Growth Portfolio - Initial Class (FGP)	282,076	2,611,517
VIP Growth Portfolio - Service Class (FGS)	230,868	1,760,095
VIP Growth Portfolio - Service Class 2 (FG2)	73,450	1,614,102
VIP High Income Portfolio - Initial Class R (FHIPR)	168,944	456,487
VIP High Income Portfolio - Service Class (FHIS)	225,268	836,780
VIP High Income Portfolio - Service Class 2 (FHI2)	168,441	765,462
VIP High Income Portfolio - Service Class 2R (FHI2R)	339,829	356,888
VIP High Income Portfolio - Service Class R (FHISR)	123,282	175,854
VIP Index 500 Portfolio - Initial Class (FIP)	813,568	4,671,651
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	3,519,703	4,900,850
VIP Mid Cap Portfolio - Initial Class (FMCP)	312,110	588,212
VIP Mid Cap Portfolio - Service Class (FMCS)	616,425	1,180,287
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	1,512,832	3,088,249
VIP Money Market Portfolio - Initial Class (FMMP)	1,772,704	3,224,447
VIP Overseas Portfolio - Initial Class (FOP)	315,458	1,399,039
VIP Overseas Portfolio - Service Class (FOS)	52,812	522,829
VIP Overseas Portfolio - Service Class 2 (FO2)	31,583	387,585
VIP Overseas Portfolio - Service Class 2 R (FO2R)	122,249	413,246
VIP Overseas Portfolio - Service Class R (FOSR)	61,557	116,491
VIP Value Portfolio - Service Class 2 (FV2)	12,019	139,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Value Strategies Portfolio - Service Class (FVSS)		14,949	127,898
VIP Value Portfolio - Service Class (FVS)		8,552	26,470
VIP Growth Strategies Portfolio - Service Class (FAGRS)		1,097	3,634
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)		1,864	85,963
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)		123,768	225,876
Templeton Foreign Securities Fund - Class 1 (TIF)		6,327	86,482
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)		83,711	43,932
Socially Responsive Portfolio - I Class Shares (AMSRS)		33,699	113,932
Global Securities Fund/VA - Class 3 (OVGS3)		25,053	296,828
Global Securities Fund/VA - Class 4 (OVGS4)		229,322	984,451
Global Securities Fund/VA - Non-Service Shares (OVGS)		3,349	40,001
Global Securities Fund/VA - Service Class (OVGSS)		38,132	381,840
Main Street Fund(R)/VA - Service Class (OVGIS)		97,918	843,956
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)		42,327	206,717
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)		20,568	94,738
Global Strategic Income Fund/VA: Non-service Shares (OVSB)		256,217	15,469
Global Strategic Income Fund/VA: Service Shares (OVSBS)		894,461	1,825,464
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)		149,198	172,990
Low Duration Portfolio - Advisor Class (PMVLAD)		798,513	731,442
Putnam VT Growth and Income Fund - Class IB (PVGIB)		2,603	65,427
Putnam VT International Equity Fund - Class IB (PVTIGB)		16,733	16,591
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)		558	16,985
Putnam VT Voyager Fund - Class IB (PVTVB)		99,236	223,947
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)		845,113	346,662
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)		185,110	1,301,578
V.I. Core Equity Fund - Series I (AVGI)		1,864	37,266
V.I. Core Equity Fund - Series II (AVCE2)		173,825	193,418
V.I. International Growth Fund - Series II (AVIE2)		3,581	20,366
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)		5,890	57,752
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)		174,879	31,186
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		746,947	146,456
Variable Insurance Portfolios - Asset Strategy (WRASP)		418,979	478,255
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		64,902	65,938
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)		172,455	9,841,750
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)		1,782	847,993
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)		0	44,100
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)		14	129,752
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		64,806	798,993
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		31,626	198,292
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		18,504	132,912

	Total	$53,712,883	$140,365,796

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.95% to 1.70%	168,317	$ 13.68 to $ 13.30	$2,286,916	1.32%	8.92% to 8.09%
2011	0.95% to 1.70%	223,926	12.56 to 12.30	2,799,332	2.60%	-4.55% to -5.27%
2010	0.95% to 1.60%	140,639	13.16 to 13.01	1,845,529	1.47%	8.72% to 8.01%
2009	0.95% to 1.85%	101,563	12.10 to 12.03	1,227,427	2.97%	21.01% to 20.32%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95% to 1.50%	50,707	14.98 to 14.12	748,654	1.99%	14.64% to 14.00%
2011	0.95% to 1.55%	60,844	13.07 to 10.16	784,413	1.72%	0.91% to 0.36%
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
2009	0.95% to 1.55%	132,305	11.38 to 8.95	1,414,531	1.91%	25.13% to 24.21%
2008	0.95% to 1.65%	165,235	9.10 to 7.15	1,399,433	2.10%	-37.74% to -38.24%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2012	0.95% to 1.80%	104,351	16.52 to 15.20	1,684,440	1.77%	14.37% to 13.39%
2011	0.95% to 1.80%	133,351	14.44 to 13.40	1,891,826	1.56%	0.66% to -0.21%
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
2009	0.95% to 2.35%	201,886	12.65 to 11.53	2,505,612	1.85%	24.85% to 22.91%
2008	0.95% to 2.35%	225,035	10.13 to 9.38	2,239,942	1.70%	-37.92% to -38.86%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.95% to 1.10%	6,697	13.44 to 13.23	88,907	0.85%	10.91% to 10.74%
2011	0.95% to 1.10%	8,467	12.12 to 11.95	101,540	1.05%	-0.06% to -0.21%
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
2009	0.95% to 1.55%	28,301	10.67 to 7.67	275,271	0.93%	32.49% to 31.56%
2008	0.95% to 1.55%	29,659	8.05 to 5.83	218,296	0.76%	-35.05% to -35.49%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.95% to 1.10%	2,807	9.76 to 9.75	27,392	0.00%	-2.36% to -2.46%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.95% to 1.35%	10,573	9.76 to 9.74	103,100	0.00%	-2.36% to -2.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2012	0.95% to 1.75%	117,108	13.04 to 11.94	1,489,341	0.22%	15.57% to 14.64%
2011	0.95% to 1.75%	127,908	11.28 to 10.41	1,409,468	0.25%	-0.58% to -1.38%
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
2009	0.95% to 2.60%	217,516	10.22 to 8.94	2,150,679	0.46%	37.77% to 35.34%
2008	0.95% to 2.60%	296,075	7.42 to 6.61	2,125,271	0.30%	-37.58% to -38.67%
Mid Cap Growth Series - Service Class (MMCGSC)
2012	0.95% to 1.95%	154,064	10.05 to 9.00	1,507,545	0.00%	15.31% to 14.15%
2011	0.95% to 1.95%	184,236	8.72 to 7.89	1,569,063	0.00%	-7.05% to -7.99%
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
2009	0.95% to 2.35%	358,057	7.33 to 6.53	2,556,546	0.00%	39.91% to 37.60%
2008	0.95% to 2.35%	433,328	5.24 to 4.74	2,209,695	0.00%	-52.05% to -52.80%
New Discovery Series - Service Class (MNDSC)
2012	0.95% to 1.65%	107,570	16.39 to 15.17	1,721,451	0.00%	19.75% to 18.90%
2011	0.95% to 1.65%	134,957	13.69 to 12.76	1,808,690	0.00%	-11.34% to -11.97%
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
2009	0.95% to 2.05%	202,161	11.47 to 10.49	2,264,792	0.00%	61.37% to 59.45%
2008	0.95% to 2.05%	206,391	7.11 to 6.58	1,437,560	0.00%	-40.09% to -40.84%
Value Series - Service Class (MVFSC)
2012	0.95% to 1.95%	169,504	16.29 to 14.59	2,689,342	1.35%	14.78% to 13.62%
2011	0.95% to 1.95%	211,567	14.19 to 12.84	2,920,837	1.18%	-1.41% to -2.40%
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
2009	0.95% to 2.05%	386,745	13.07 to 11.97	4,924,645	1.25%	21.29% to 19.81%
2008	0.95% to 2.20%	450,686	10.77 to 9.89	4,737,336	1.12%	-33.38% to -34.28%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.95% to 1.70%	28,442	12.04 to 11.80	340,574	1.53%	14.83% to 13.96%
2011	0.95% to 1.70%	23,076	10.48 to 10.35	241,030	1.42%	-2.71% to -3.44%
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	0.95% to 1.75%	28,028	13.23 to 12.23	366,476	4.57%	8.15% to 7.28%
2011	0.95% to 1.75%	36,118	12.23 to 11.40	437,411	3.52%	4.40% to 3.56%
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
2009	0.95% to 2.10%	87,666	11.07 to 10.24	955,504	8.81%	8.34% to 7.08%
2008	0.95% to 2.15%	136,564	10.21 to 9.54	1,378,702	4.77%	-11.31% to -12.40%
U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95% to 2.10%	130,116	13.69 to 13.57	1,782,289	2.72%	-38.64% to -39.46%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	1.00% to 1.40%	2,136	15.74 to 15.51	33,462	1.00%	13.30% to 12.84%
2011	1.10% to 1.40%	896	13.86 to 13.75	12,333	1.49%	-0.62% to -0.92%
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.95% to 1.70%	349,039	11.92 to 11.33	4,121,963	1.30%	14.61% to 13.74%
2011	0.95% to 1.65%	412,268	10.40 to 9.99	4,258,036	1.43%	-0.03% to -0.73%
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
2009	0.95% to 2.10%	651,642	9.38 to 8.97	6,061,808	0.08%	22.24% to 20.72%
2008	0.95% to 2.10%	567,533	7.67 to 7.43	4,322,499	2.30%	-30.44% to -31.30%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.95% to 1.80%	145,295	12.11 to 11.43	1,741,630	2.07%	3.97% to 3.07%
2011	0.95% to 1.80%	166,344	11.65 to 11.09	1,921,571	2.36%	4.72% to 3.83%
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
2009	0.95% to 1.85%	273,839	10.59 to 10.25	2,876,845	0.36%	11.08% to 10.07%
2008	0.95% to 1.85%	227,907	9.54 to 9.31	2,155,354	5.12%	-10.73% to -11.55%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.95% to 1.80%	147,651	$ 12.46 to $ 11.76	$1,825,283	0.86%	20.92% to 19.88%
2011	0.95% to 1.80%	163,280	10.30 to 9.81	1,670,876	1.01%	-10.17% to -10.94%
2010	0.95% to 1.80%	210,497	11.47 to 11.02	2,400,484	0.85%	10.24% to 9.30%
2009	0.95% to 2.10%	265,398	10.40 to 9.96	2,741,327	0.00%	40.26% to 38.48%
2008	0.95% to 2.10%	283,306	7.42 to 7.19	2,089,363	2.49%	-39.22% to -39.98%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.95% to 1.80%	227,329	11.14 to 10.52	2,515,127	0.21%	16.28% to 15.28%
2011	0.95% to 1.80%	261,053	9.58 to 9.13	2,483,268	0.27%	-5.59% to -6.40%
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
2009	0.95% to 2.10%	296,662	8.67 to 8.29	2,550,130	0.00%	37.46% to 35.65%
2008	0.95% to 2.10%	276,634	6.31 to 6.11	1,732,572	2.01%	-44.74% to -45.45%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.95% to 1.55%	69,933	9.63 to 9.31	670,502	1.00%	15.95% to 15.24%
2011	0.95% to 1.55%	79,874	8.31 to 8.08	660,733	1.08%	-3.16% to -3.75%
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
2009	0.95% to 1.85%	128,907	7.81 to 7.60	1,001,949	0.00%	29.45% to 28.11%
2008	0.95% to 2.05%	86,788	6.03 to 5.91	520,920	2.80%	-38.65% to -39.41%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.95% to 1.35%	15,782	15.82 to 15.34	246,111	10.04%	13.62% to 13.16%
2011	0.95% to 1.35%	8,261	13.93 to 13.55	113,820	7.05%	2.82% to 2.41%
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
2009	0.95% to 1.55%	24,087	12.08 to 11.75	286,940	10.46%	44.69% to 43.77%
2008	1.10% to 1.55%	15,462	8.30 to 8.17	127,826	9.79%	-28.89% to -29.25%
NVIT Emerging Markets Fund - Class II (GEM2)
2012	0.95% to 1.60%	13,083	27.47 to 25.57	354,705	0.19%	15.88% to 15.11%
2011	0.95% to 1.60%	18,184	23.71 to 22.21	426,905	0.43%	-23.33% to -23.83%
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
2009	0.95% to 2.00%	32,278	26.93 to 24.78	856,908	1.14%	61.54% to 59.44%
2008	0.95% to 2.05%	40,444	16.67 to 15.49	660,491	0.75%	-58.33% to -58.85%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	0.95% to 2.00%	134,692	20.70 to 18.88	2,731,634	0.25%	15.80% to 14.57%
2011	0.95% to 2.00%	171,283	17.88 to 16.48	3,010,962	0.39%	-23.33% to -24.14%
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
2009	0.95% to 2.00%	313,458	20.31 to 19.12	6,246,312	1.16%	61.54% to 59.44%
2008	0.95% to 2.10%	337,634	12.58 to 11.94	4,165,503	0.97%	-58.26% to -58.81%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.95% to 1.55%	17,583	7.99 to 7.77	139,291	0.60%	14.13% to 13.44%
2011	0.95% to 1.55%	19,969	7.00 to 6.85	138,662	0.58%	-10.85% to -11.39%
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
2009	0.95% to 1.60%	29,502	7.02 to 6.94	205,684	0.94%	28.22% to 27.09%
2008	0.95% to 1.60%	18,797	5.47 to 5.44	102,676	1.61%	-45.27% to -45.57%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2012	1.00% to 1.35%	2,062	8.96 to 8.81	18,185	0.52%	15.66% to 15.25%
2011	1.00% to 1.35%	6,528	7.75 to 7.65	50,267	0.43%	-12.54% to -12.85%
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
2009	0.95% to 1.80%	14,452	7.76 to 7.62	111,575	0.00%	51.51% to 49.91%
2008	0.95% to 1.55%	3,251	5.12 to 5.09	16,613	0.00%	-48.79% to -49.05%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	1.10%	288	10.30	2,965	0.49%	10.27%
2011	0.95% to 1.10%	676	9.39 to 9.34	6,341	0.52%	-4.10% to -4.24%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.95% to 1.10%	1,429	10.32 to 10.25	14,690	6.25%	10.32% to 10.16%
2011	0.95% to 1.10%	3,525	9.36 to 9.31	32,885	0.63%	-4.18% to -4.33%
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
2009	0.95% to 1.40%	1,750	7.98 to 7.90	13,927	0.34%	30.02% to 29.24%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.95% to 1.50%	10,678	9.91 to 9.65	104,642	1.19%	15.05% to 14.41%
2011	0.95% to 1.20%	5,865	8.61 to 8.53	50,336	2.37%	-7.27% to -7.50%
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
2009	1.20% to 1.65%	2,949	8.12 to 8.04	23,819	0.84%	27.65% to 26.88%
2008	0.95% to 1.40%	1,264	6.37 to 6.35	8,024	0.25%	-36.28% to -36.52%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.95% to 1.70%	119,404	11.08 to 10.69	1,312,131	2.03%	10.00% to 9.17%
2011	0.95% to 1.70%	62,474	10.07 to 9.79	626,056	2.50%	-2.28% to -3.02%
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
2009	0.95% to 1.70%	91,943	9.42 to 9.30	861,990	1.98%	18.68% to 17.78%
2008	0.95% to 1.80%	38,787	7.94 to 7.89	306,815	1.71%	-20.62% to -21.10%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.95% to 1.65%	52,398	10.63 to 10.29	551,174	1.39%	12.56% to 11.76%
2011	0.95% to 1.65%	49,033	9.45 to 9.20	459,410	2.60%	-4.36% to -5.04%
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
2009	0.95% to 1.65%	61,751	8.87 to 8.77	544,765	1.75%	22.98% to 22.12%
2008	0.95% to 1.40%	21,071	7.21 to 7.19	151,976	1.50%	-27.86% to -28.11%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.95% to 1.70%	49,725	11.51 to 11.11	567,691	1.81%	6.48% to 5.67%
2011	0.95% to 1.70%	47,563	10.81 to 10.52	511,394	2.61%	0.45% to -0.31%
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
2009	0.95% to 1.70%	72,094	10.18 to 10.05	730,090	2.76%	11.95% to 11.10%
2008	0.95% to 1.55%	42,097	9.09 to 9.05	381,950	1.96%	-9.09% to -9.47%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.95% to 1.75%	243,547	$ 10.87 to $10.46	$2,635,425	1.52%	11.30% to 10.40%
2011	0.95% to 1.75%	213,213	9.76 to 9.48	2,072,373	2.40%	-3.26% to -4.04%
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
2009	0.95% to 1.75%	272,785	9.15 to 9.02	2,486,373	2.05%	20.79% to 19.81%
2008	0.95% to 1.40%	44,997	7.57 to 7.55	340,238	1.71%	-24.27% to -24.53%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.95% to 1.10%	53,785	10.33 to 10.26	552,039	1.22%	13.49% to 13.32%
2011	0.95% to 1.10%	54,021	9.10 to 9.05	489,225	2.35%	-5.58% to -5.72%
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
2009	0.95% to 1.55%	18,195	8.59 to 8.49	155,447	1.72%	25.38% to 24.48%
2008	0.95% to 1.65%	6,213	6.85 to 6.81	42,477	1.07%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.95% to 1.70%	140,692	11.28 to 10.88	1,571,383	2.13%	9.00% to 8.17%
2011	0.95% to 1.70%	77,901	10.35 to 10.06	798,137	2.60%	-1.22% to -1.96%
2010	0.95% to 1.70%	146,653	10.47 to 10.26	1,528,271	0.98%	8.00% to 7.18%
2009	0.95% to 1.65%	80,979	9.70 to 9.58	778,869	2.49%	16.56% to 15.70%
2008	1.30% to 1.55%	21,422	8.30 to 8.28	177,474	1.81%	-17.01% to -17.17%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.95% to 1.35%	4,978	12.72 to 12.49	62,811	4.30%	6.73% to 6.30%
2011	1.10% to 1.35%	1,463	11.86 to 11.75	17,258	3.05%	5.43% to 5.16%
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
2009	0.95% to 1.35%	945	10.65 to 10.58	10,002	2.11%	7.75% to 7.32%
NVIT Core Bond Fund - Class II (NVCBD2)
2012	0.95% to 1.70%	45,792	12.57 to 12.13	572,467	2.71%	6.46% to 5.65%
2011	0.95% to 1.70%	40,740	11.80 to 11.48	477,885	2.86%	5.23% to 4.44%
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
2009	0.95% to 1.70%	53,305	10.61 to 10.47	564,408	2.88%	7.56% to 6.75%
2008	0.95% to 1.55%	3,657	9.86 to 9.82	35,983	2.84%	-1.40% to -1.80%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.95% to 1.70%	46,546	13.58 to 13.11	627,263	2.14%	6.10% to 5.29%
2011	0.95% to 1.70%	43,614	12.80 to 12.45	554,956	2.40%	5.04% to 4.25%
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%
2009	0.95% to 2.00%	62,464	11.38 to 11.18	706,237	6.59%	15.33% to 14.15%
2008	0.95%	325	9.87	3,206	1.27%	-1.34%	****
NVIT Nationwide Fund - Class II (TRF2)
2012	0.95% to 1.65%	11,407	10.34 to 9.86	115,867	1.04%	12.76% to 11.96%
2011	0.95% to 1.65%	15,998	9.17 to 8.80	144,614	0.79%	-0.57% to -1.27%
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
2009	0.95% to 2.15%	28,643	8.22 to 9.10	246,948	1.03%	24.36% to 22.64%
2008	0.95% to 1.40%	5,793	6.61 to 7.63	39,012	1.02%	-42.17% to -42.49%
NVIT Government Bond Fund - Class I (GBF)
2012	0.95% to 1.85%	567,012	15.25 to 13.81	8,499,038	2.03%	2.08% to 1.15%
2011	0.95% to 1.85%	684,735	14.94 to 13.66	10,065,334	2.83%	6.24% to 5.28%
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
2009	0.95% to 2.35%	1,261,907	13.55 to 12.70	16,899,137	3.34%	1.71% to 0.30%
2008	0.95% to 2.35%	1,644,424	13.32 to 12.66	21,776,211	4.19%	6.70% to 5.22%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.95% to 1.85%	381,495	15.59 to 14.11	5,789,106	1.47%	14.80% to 13.75%
2011	0.95% to 1.85%	490,510	13.58 to 12.41	6,467,227	1.77%	-4.84% to -5.71%
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to 12.09%
2009	0.95% to 2.35%	862,813	12.57 to 11.14	10,513,670	1.07%	26.00% to 24.05%
2008	0.95% to 2.35%	1,027,805	9.97 to 8.98	9,923,501	2.00%	-37.44% to -38.39%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.95% to 1.85%	56,679	13.62 to 13.17	766,330	2.48%	8.34% to 7.36%
2011	0.95% to 1.85%	26,280	12.57 to 12.27	327,912	2.13%	-0.07% to -0.98%
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
2009	0.95% to 1.55%	8,765	11.57 to 11.52	101,349	0.88%	15.66% to 15.23%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	1.00% to 1.50%	5,217	14.65 to 14.38	75,747	2.42%	11.12% to 10.56%
2011	1.10%	1,156	13.15	15,203	1.90%	-2.02%
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
2009	1.55%	577	12.08	6,972	1.42%	20.82%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.95% to 2.15%	682,003	13.88 to 12.16	9,169,096	1.66%	4.17% to 2.91%
2011	0.95% to 2.15%	777,693	13.33 to 11.81	10,067,596	2.43%	1.95% to 0.72%
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
2009	0.95% to 2.15%	1,264,065	12.46 to 11.32	15,366,034	1.91%	8.05% to 6.74%
2008	0.95% to 2.15%	1,662,960	11.53 to 10.62	18,746,877	3.34%	-6.92% to -8.04%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 2.10%	2,626,392	15.14 to 13.33	38,727,445	1.54%	9.76% to 8.48%
2011	0.95% to 2.10%	3,201,807	13.79 to 12.29	43,142,885	2.11%	-0.99% to -2.14%
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
2009	0.95% to 2.55%	6,413,045	12.68 to 11.11	79,264,359	1.56%	18.00% to 16.03%
2008	0.95% to 2.55%	7,705,854	10.75 to 9.58	80,834,731	2.70%	-23.93% to -25.19%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.95% to 2.10%	1,190,812	15.60 to 13.74	18,035,302	1.53%	12.68% to 11.37%
2011	0.95% to 2.10%	1,518,527	13.84 to 12.33	20,501,163	1.99%	-3.05% to -4.18%
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
2009	0.95% to 2.70%	2,817,169	12.77 to 11.03	34,958,737	1.32%	23.21% to 20.91%
2008	0.95% to 2.70%	3,489,803	10.37 to 9.12	35,235,304	2.40%	-32.04% to -33.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.95% to 2.15%	859,822	$ 14.80 to $ 12.97	$12,403,575	1.63%	7.01% to 5.71%
2011	0.95% to 2.15%	1,025,896	13.83 to 12.27	13,858,823	2.31%	1.09% to -0.13%
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
2009	0.95% to 2.35%	1,915,167	12.73 to 11.37	23,782,611	1.76%	13.47% to 11.84%
2008	0.95% to 2.35%	2,425,833	11.22 to 10.16	26,585,963	3.02%	-15.85% to -17.06%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.95% to 1.50%	22,520	19.58 to 18.46	433,046	0.88%	16.35% to 15.71%
2011	0.95% to 1.50%	34,406	16.83 to 15.95	570,488	0.73%	-3.47% to -4.00%
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
2009	0.95% to 1.55%	66,192	13.94 to 12.97	910,047	0.60%	35.46% to 34.47%
2008	0.95% to 1.60%	71,732	10.29 to 9.61	727,927	1.26%	-37.07% to -37.54%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2012	0.95% to 2.15%	159,612	18.28 to 16.05	2,859,404	0.84%	16.16% to 14.75%
2011	0.95% to 2.15%	194,704	15.74 to 13.99	3,006,554	0.63%	-3.60% to -4.77%
2010	0.95% to 2.15%	227,723	16.33 to 14.69	3,645,106	1.00%	24.67% to 23.16%
2009	0.95% to 2.30%	305,639	13.10 to 11.79	3,910,375	0.72%	35.20% to 33.19%
2008	0.95% to 2.35%	388,437	9.69 to 8.82	3,685,520	1.05%	-37.22% to -38.17%
NVIT Money Market Fund - Class I (SAM)
2012	0.95% to 2.10%	2,162,305	10.61 to 9.34	22,651,527	0.00%	-0.95% to -2.11%
2011	0.95% to 2.10%	1,866,040	10.71 to 9.54	19,730,598	0.00%	-0.95% to -2.09%
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
2009	0.95% to 2.45%	2,836,313	10.92 to 9.78	30,483,569	0.05%	-0.91% to -2.41%
2008	0.95% to 2.45%	5,176,926	11.02 to 10.02	56,282,646	1.97%	1.08% to -0.43%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.95% to 1.40%	1,979	9.47 to 9.27	18,659	0.52%	14.42% to 13.90%
2011	0.95% to 1.40%	913	8.28 to 8.14	7,475	0.74%	-10.48% to -10.89%
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
2009	0.95% to 1.00%	1,163	8.20	9,533	1.20%	34.81% to 34.75%
2008	1.00%	2,205	6.08	13,414	0.00%	-39.17%	****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.95% to 1.10%	5,152	11.01 to 10.87	56,211	0.37%	16.12% to 15.94%
2011	0.95% to 1.10%	6,384	9.48 to 9.37	60,018	1.43%	-16.91% to -17.04%
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
2009	0.95% to 1.55%	12,901	10.86 to 14.87	146,023	2.02%	28.60% to 27.56%
2008	0.95% to 1.55%	17,385	8.44 to 11.66	153,858	1.79%	-46.84% to -47.25%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.95% to 1.55%	59,971	10.76 to 10.21	636,623	0.14%	15.83% to 15.13%
2011	0.95% to 1.55%	87,806	9.29 to 8.87	806,984	1.59%	-17.19% to -17.69%
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
2009	0.95% to 2.00%	159,390	10.70 to 10.06	1,683,311	1.85%	28.26% to 26.63%
2008	0.95% to 2.00%	238,492	8.34 to 7.94	1,962,480	1.51%	-46.96% to -47.61%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	1.00% to 1.10%	1,938	10.18 to 10.13	19,625	0.18%	14.98% to 14.86%
2011	1.10% to 1.25%	3,526	8.82 to 8.77	31,051	0.00%	-4.29% to -4.44%
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
2009	0.95% to 1.55%	9,045	8.10 to 8.00	72,920	0.41%	28.12% to 27.16%
2008	1.40%	2,403	6.30	15,139	0.21%	-36.99%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.95% to 1.80%	308,304	9.63 to 9.25	2,938,288	1.05%	16.47% to 15.47%
2011	0.95% to 1.80%	377,522	8.27 to 8.01	3,095,040	0.79%	-6.98% to -7.78%
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
2009	0.95% to 2.60%	657,221	7.96 to 7.72	5,202,609	1.13%	26.20% to 23.91%
2008	1.40%	1,504	6.29	9,456	0.73%	-37.11%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.95% to 1.55%	13,885	10.53 to 10.23	144,685	0.00%	13.55% to 12.86%
2011	0.95% to 1.25%	12,359	9.27 to 9.17	114,223	0.00%	-5.36% to -5.64%
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
2009	0.95% to 1.60%	19,388	7.82 to 7.73	150,882	0.00%	25.50% to 24.68%
2008	1.55%	1,033	6.20	6,405	0.00%	-37.99%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.95% to 1.40%	12,485	11.46 to 11.22	142,112	1.10%	15.24% to 14.71%
2011	0.95% to 1.40%	14,918	9.95 to 9.78	147,624	0.79%	-3.25% to -3.69%
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
2009	0.95% to 1.80%	29,701	8.68 to 8.54	257,047	1.15%	29.23% to 27.96%
2008	0.95%	1,408	6.71	9,455	1.08%	-32.85%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.95% to 2.15%	73,482	11.47 to 10.04	824,897	0.00%	12.02% to 10.66%
2011	0.95% to 2.15%	97,338	10.24 to 9.07	978,689	0.00%	-1.80% to -2.99%
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
2009	0.95% to 2.15%	142,093	8.41 to 7.62	1,171,990	0.00%	25.98% to 24.25%
2008	0.95% to 2.45%	181,123	6.68 to 6.01	1,183,345	0.00%	-47.04% to -47.94%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95% to 1.20%	3,962	17.92 to 17.45	70,137	0.57%	19.30% to 19.00%
2011	0.95% to 1.20%	7,164	15.02 to 14.67	106,345	0.45%	-5.97% to -6.21%
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
2009	0.95% to 1.55%	12,182	12.74 to 10.89	150,799	0.60%	25.02% to 24.10%
2008	0.95% to 1.55%	16,182	10.19 to 8.78	159,218	1.09%	-32.80% to -33.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.95% to 1.80%	72,656	$ 16.24 to $ 14.82	$1,151,046	0.50%	19.16% to 18.13%
2011	0.95% to 1.80%	99,821	13.63 to 12.54	1,330,620	0.34%	-6.35% to -7.15%
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
2009	0.95% to 2.15%	240,942	11.62 to 10.57	2,723,189	0.56%	24.66% to 22.99%
2008	0.95% to 2.20%	309,328	9.32 to 8.56	2,806,429	0.86%	-32.94% to -33.88%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.95% to 1.50%	22,240	18.38 to 17.33	403,394	0.15%	14.40% to 13.77%
2011	0.95% to 1.50%	25,567	16.06 to 15.23	405,943	0.54%	-6.45% to -6.97%
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
2009	0.95% to 1.65%	38,291	13.83 to 12.29	511,309	0.26%	33.42% to 32.31%
2008	0.95% to 1.65%	44,543	10.37 to 9.29	448,152	0.82%	-38.78% to -39.29%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.95% to 2.00%	87,173	18.39 to 16.38	1,562,364	0.00%	14.13% to 12.92%
2011	0.95% to 2.00%	103,697	16.12 to 14.51	1,628,177	0.48%	-6.70% to -7.68%
2010	0.95% to 2.00%	149,418	17.27 to 15.71	2,526,056	0.05%	23.79% to 22.48%
2009	0.95% to 2.00%	205,252	13.95 to 12.83	2,799,312	0.17%	33.15% to 31.74%
2008	0.95% to 2.10%	276,811	10.48 to 9.68	2,837,537	0.57%	-38.94% to -39.73%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.95% to 1.55%	23,857	10.94 to 10.63	259,530	1.22%	2.54% to 1.91%
2011	0.95% to 1.55%	30,298	10.67 to 10.43	321,544	1.49%	0.34% to -0.27%
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
2009	0.95% to 2.00%	72,229	10.48 to 10.30	753,304	1.97%	6.09% to 4.99%
2008	0.95% to 2.00%	40,233	9.88 to 9.81	396,696	1.99%	-1.20% to -1.89%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95% to 1.50%	2,940,828	15.92 to 15.60	46,090,841	0.67%	17.56% to 16.90%
2011	0.95% to 1.50%	3,585,150	13.54 to 13.34	48,005,287	0.66%	-3.16% to -3.70%
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
2009	1.30% to 1.40%	1,450	12.95 to 12.94	18,764	0.19%	29.46% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	0.95% to 2.15%	2,393,758	15.77 to 15.09	37,602,034	0.43%	17.29% to 15.87%
2011	0.95% to 2.15%	2,880,060	13.45 to 13.02	38,612,912	0.41%	-3.42% to -4.59%
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
2009	0.95% to 1.00%	2,535	12.96 to 12.95	32,841	0.05%	29.55% to 29.51%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 1.40%	2,457	14.01 to 13.78	34,230	2.82%	18.43% to 17.89%
2011	0.95% to 1.40%	3,812	11.83 to 11.69	44,939	2.44%	-13.26% to -13.65%
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
2009	0.95% to 1.25%	6,039	12.95 to 12.93	78,181	0.44%	29.52% to 29.25%	****
NVIT Real Estate Fund - Class II (NVRE2)
2012	0.95% to 1.80%	135,620	11.20 to 10.76	1,507,897	0.78%	14.48% to 13.50%
2011	0.95% to 1.80%	164,658	9.78 to 9.48	1,601,293	0.59%	5.13% to 4.23%
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
2009	0.95% to 2.10%	258,334	7.24 to 7.07	1,858,991	1.85%	29.27% to 27.39%
2008	0.95% to 1.70%	3,048	5.60 to 5.56	16,993	2.52%	-44.02% to -44.37%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	0.95% to 2.15%	159,612	13.84 to 12.12	2,159,417	1.32%	16.13% to 14.72%
2011	0.95% to 2.15%	191,364	11.92 to 10.57	2,234,144	1.06%	5.06% to 3.79%
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
2009	0.95% to 2.35%	347,388	10.15 to 9.07	3,440,485	3.51%	19.21% to 17.35%
2008	0.95% to 2.40%	448,444	8.52 to 7.70	3,717,863	1.79%	-41.26% to -42.20%
VPS International Value Portfolio - Class B (ALVIVB)
2012	0.95% to 2.15%	35,750	15.43 to 13.52	533,162	1.35%	13.11% to 11.73%
2011	0.95% to 2.15%	41,255	13.64 to 12.10	546,682	3.39%	-20.20% to -21.17%
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
2009	0.95% to 2.15%	104,992	16.55 to 15.04	1,693,489	1.00%	33.08% to 31.47%
2008	0.95% to 2.40%	151,300	12.44 to 11.26	1,839,874	0.93%	-53.73% to -54.49%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2012	0.95% to 1.75%	67,993	11.93 to 10.92	794,962	0.03%	15.59% to 14.66%
2011	0.95% to 1.75%	86,429	10.32 to 9.53	876,226	0.09%	-4.67% to -5.43%
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
2009	0.95% to 2.30%	159,972	9.95 to 8.92	1,552,934	0.00%	35.80% to 33.81%
2008	0.95% to 2.30%	194,058	7.33 to 6.67	1,385,302	0.00%	-40.39% to -41.26%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.95% to 2.15%	152,995	21.49 to 18.82	3,211,062	0.29%	17.34% to 15.92%
2011	0.95% to 2.15%	172,111	18.31 to 16.24	3,084,517	0.25%	-9.49% to -10.58%
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
2009	0.95% to 2.30%	380,442	16.14 to 14.49	5,992,758	0.85%	41.30% to 39.20%
2008	0.95% to 2.40%	469,478	11.42 to 10.34	5,244,615	0.46%	-36.36% to -37.36%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95% to 1.35%	15,639	19.32 to 18.52	297,485	0.50%	14.64% to 14.18%
2011	0.95% to 1.35%	25,279	16.86 to 16.22	420,530	0.62%	-0.39% to -0.79%
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
2009	0.95% to 1.65%	47,606	13.58 to 11.94	634,448	2.64%	23.84% to 22.81%
2008	0.95% to 1.65%	59,553	10.96 to 9.72	637,485	0.86%	-31.57% to -32.12%
Capital Appreciation Fund II - Service Shares (FCA2S)
2012	0.95% to 1.80%	93,020	11.90 to 10.86	1,087,947	0.25%	8.98% to 8.04%
2011	0.95% to 1.80%	109,751	10.92 to 10.05	1,178,941	0.50%	-6.40% to -7.21%
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%
2009	0.95% to 2.30%	117,030	10.42 to 9.38	1,188,552	0.73%	12.19% to 10.53%
2008	0.95% to 2.30%	136,194	9.29 to 8.48	1,240,660	0.02%	-30.34% to -31.33%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2012	0.95% to 1.80%	200,341	$21.91 to $ 19.95	$4,291,225	7.35%	13.22% to 12.24%
2011	0.95% to 1.80%	251,671	19.35 to 17.78	4,763,021	9.01%	3.93% to 3.04%
2010	0.95% to 1.90%	335,213	18.62 to 17.14	6,116,863	8.52%	13.30% to 12.33%
2009	0.95% to 2.10%	458,406	16.44 to 15.02	7,344,347	10.93%	51.03% to 49.26%
2008	0.95% to 2.10%	546,407	10.88 to 10.06	5,803,265	9.79%	-26.80% to -27.68%
Kaufmann Fund II - Primary Shares (FVK2)
2012	0.95% to 1.50%	16,007	11.33 to 11.16	180,401	0.00%	16.17% to 15.53%
2011	0.95% to 1.50%	32,109	9.76 to 9.66	312,341	1.04%	-14.11% to -14.58%
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	****
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95% to 1.55%	134,422	15.80 to 14.82	2,091,411	4.20%	8.68% to 8.02%
2011	0.95% to 1.55%	148,536	14.54 to 13.72	2,131,367	5.40%	1.30% to 0.69%
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
2009	0.95% to 1.65%	233,092	13.35 to 13.37	3,088,779	6.36%	19.29% to 18.46%
2008	0.95% to 1.65%	239,911	11.20 to 11.28	2,675,497	5.26%	-8.17% to -8.81%
Quality Bond Fund II - Service Shares (FQBS)
2012	0.95% to 1.85%	354,638	15.57 to 14.12	5,411,479	3.86%	8.40% to 7.42%
2011	0.95% to 1.85%	421,885	14.36 to 13.15	5,960,233	5.15%	1.02% to 0.11%
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
2009	0.95% to 2.20%	684,106	13.25 to 12.04	8,873,511	6.67%	19.01% to 17.53%
2008	0.95% to 2.20%	780,704	11.14 to 10.24	8,506,293	5.06%	-8.43% to -9.58%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 2.35%	2,136,017	11.74 to 11.38	24,958,340	1.12%	34.18% to 32.09%
2008	0.95% to 2.60%	2,684,930	8.75 to 8.41	23,636,516	0.66%	-43.24% to -44.24%
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.30% to 1.50%	507,520	19.57 to 16.00	9,705,262	2.96%	15.78% to 15.54%
2011	1.30% to 1.50%	602,683	16.90 to 13.85	9,962,584	2.37%	-0.34% to -0.54%
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
2009	1.30% to 1.50%	811,187	14.92 to 12.28	11,860,565	2.22%	28.52% to 28.25%
2008	1.30% to 1.50%	997,322	11.61 to 9.57	11,365,561	2.20%	-43.40% to -43.52%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	0.95% to 1.95%	99,887	17.12 to 15.37	1,671,735	0.35%	25.85% to 24.58%
2011	0.95% to 1.95%	121,353	13.61 to 12.34	1,619,389	0.65%	-9.90% to -10.81%
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
2009	0.95% to 2.25%	245,996	12.07 to 10.88	2,889,812	0.38%	55.66% to 53.30%
2008	0.95% to 2.40%	286,147	7.75 to 7.03	2,165,977	0.46%	-51.75% to -52.55%
High Income Portfolio - Initial Class (FHIP)
2012	1.30% to 1.50%	527,758	17.10 to 14.14	8,839,262	5.51%	12.74% to 12.51%
2011	1.30% to 1.50%	614,623	15.17 to 12.57	9,133,391	6.36%	2.68% to 2.47%
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
2009	1.30% to 1.50%	857,007	13.15 to 10.94	11,043,020	7.78%	42.09% to 41.80%
2008	1.30% to 1.50%	1,013,037	9.25 to 7.72	9,204,648	7.72%	-25.96% to -26.11%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2012	1.30% to 1.50%	83,931	16.94 to 14.07	1,401,654	1.25%	13.95% to 13.72%
2011	1.30% to 1.50%	105,897	14.86 to 12.38	1,552,401	1.53%	-7.39% to -7.57%
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
2009	1.30% to 1.50%	115,825	13.98 to 11.69	1,592,562	1.52%	31.18% to 30.91%
2008	1.30% to 1.50%	144,687	10.65 to 8.93	1,515,574	1.69%	-36.65% to -36.78%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2012	0.95% to 1.40%	84,963	14.26 to 11.31	1,197,887	1.28%	14.24% to 13.72%
2011	0.95% to 1.40%	99,796	12.48 to 9.94	1,232,632	1.43%	-7.15% to -7.57%
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
2009	0.95% to 1.40%	132,853	11.68 to 9.39	1,538,993	1.47%	31.53% to 30.93%
2008	0.95% to 1.40%	156,018	8.88 to 7.17	1,375,334	1.67%	-36.49% to -36.78%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2012	0.95% to 1.60%	35,856	10.91 to 10.04	388,261	1.02%	14.02% to 13.27%
2011	0.95% to 1.60%	43,368	9.57 to 8.86	411,986	1.23%	-7.35% to -7.95%
2010	0.95% to 1.60%	53,307	10.33 to 9.63	546,181	0.76%	14.92% to 14.17%
2009	0.95% to 1.60%	64,796	8.99 to 8.43	578,051	1.27%	31.15% to 30.29%
2008	0.95% to 1.60%	90,695	6.85 to 6.47	617,251	1.20%	-36.55% to -36.97%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	1.30% to 1.50%	135,505	19.05 to 16.18	2,537,371	1.58%	11.02% to 10.79%
2011	1.30% to 1.50%	130,380	17.16 to 14.60	2,201,510	1.84%	-3.82% to -4.02%
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%
2009	1.30% to 1.50%	182,047	15.82 to 13.52	2,831,492	2.42%	27.43% to 27.18%
2008	1.30% to 1.50%	205,903	12.42 to 10.63	2,518,978	2.34%	-29.65% to -29.79%
VIP Asset Manager Portfolio - Service Class (FAMS)
2012	0.95% to 1.05%	100,275	16.52 to 16.28	1,647,064	1.31%	11.36% to 11.24%
2011	0.95% to 1.05%	129,981	14.84 to 14.63	1,917,959	1.94%	-3.61% to -3.71%
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
2009	0.95% to 1.05%	159,093	13.62 to 13.45	2,156,813	2.96%	27.72% to 27.59%
2008	0.95% to 1.05%	176,253	10.66 to 10.54	1,872,306	2.23%	-29.50% to -29.57%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2012	0.95% to 1.60%	79,530	13.27 to 12.20	1,041,036	1.22%	11.17% to 10.44%
2011	0.95% to 1.60%	92,437	11.93 to 11.05	1,088,362	1.74%	-3.74% to -4.37%
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
2009	0.95% to 1.60%	125,832	10.98 to 10.30	1,367,108	2.15%	27.54% to 26.70%
2008	0.95% to 1.60%	147,880	8.61 to 8.13	1,261,176	1.87%	-29.58% to -30.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Balanced Portfolio - Initial Class (FBP)
2012	1.30% to 1.50%	577,514	$ 24.53 to $ 16.60	$ 13,811,869	1.62%	13.57% to 13.34%
2011	1.30% to 1.50%	680,538	21.60 to 14.65	14,341,563	1.50%	-4.87% to -5.06%
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
2009	1.30% to 1.50%	931,893	19.48 to 13.27	17,833,938	1.87%	36.80% to 36.52%
2008	1.30% to 1.50%	1,068,913	14.24 to 9.72	14,970,573	1.56%	-34.82% to -34.95%
VIP Balanced Portfolio - Service Class (FBS)
2012	0.95% to 1.20%	189,018	16.84 to 13.57	3,161,426	1.40%	13.86% to 13.57%
2011	0.95% to 1.20%	243,043	14.79 to 11.94	3,570,124	1.38%	-4.69% to -4.93%
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
2009	0.95% to 1.20%	390,093	13.28 to 10.78	5,151,599	2.43%	37.04% to 36.70%
2008	0.95% to 1.20%	420,979	9.69 to 7.88	4,058,636	1.41%	-34.65% to -34.82%
VIP Balanced Portfolio - Service Class 2 (FB2)
2012	0.95% to 1.60%	131,625	14.32 to 13.18	1,850,114	1.44%	13.73% to 12.98%
2011	0.95% to 1.60%	147,701	12.59 to 11.66	1,829,491	1.24%	-4.74% to -5.36%
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
2009	0.95% to 1.60%	231,984	11.34 to 10.64	2,598,242	1.69%	37.01% to 36.11%
2008	0.95% to 1.95%	270,359	8.27 to 7.25	2,202,965	1.07%	-34.77% to -35.48%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	1.30% to 1.50%	1,195,533	21.41 to 17.70	25,179,025	1.39%	33.95% to 33.67%
2008	1.30% to 1.50%	1,362,752	15.98 to 13.24	21,444,023	0.90%	-43.26% to -43.38%
VIP Contrafund Portfolio - Service Class (FCS)
2009	0.95% to 1.85%	1,018,989	18.33 to 12.22	17,850,384	1.29%	34.38% to 33.16%
2008	0.95% to 1.85%	1,165,290	13.64 to 9.18	15,220,038	0.80%	-43.16% to -43.68%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2012	0.95% to 1.70%	99,254	10.64 to 9.70	1,038,939	0.49%	21.08% to 20.17%
2011	0.95% to 1.70%	104,431	8.79 to 8.07	903,412	0.00%	-3.69% to -4.42%
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
2009	0.95% to 2.05%	178,282	7.81 to 6.85	1,365,100	0.01%	34.50% to 32.82%
2008	0.95% to 2.35%	250,249	5.81 to 5.03	1,416,520	0.39%	-41.91% to -42.81%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2012	0.95% to 1.20%	15,873	10.85 to 10.52	172,030	0.71%	21.44% to 21.13%
2011	0.95% to 1.20%	15,677	8.94 to 8.69	139,999	0.15%	-3.61% to -3.85%
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
2009	0.95% to 1.20%	26,109	7.93 to 7.75	206,920	0.14%	34.62% to 34.28%
2008	0.95% to 1.20%	33,398	5.89 to 5.77	196,635	0.51%	-41.75% to -41.89%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95% to 1.50%	527,563	16.15 to 12.37	8,131,818	2.85%	16.07% to 15.43%
2011	0.95% to 1.50%	626,632	13.92 to 10.72	8,344,579	2.26%	-0.10% to -0.65%
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
2009	0.95% to 1.80%	910,610	12.22 to 10.34	10,655,929	2.18%	28.80% to 27.47%
2008	0.95% to 1.80%	1,051,714	9.49 to 8.11	9,594,707	2.17%	-43.25% to -43.82%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.95% to 2.15%	843,754	14.20 to 12.17	11,691,740	2.76%	15.94% to 14.53%
2011	0.95% to 2.15%	1,021,229	12.25 to 10.62	12,236,840	2.07%	-0.30% to -1.50%
2010	0.95% to 2.60%	1,286,076	12.28 to 9.39	15,478,786	1.48%	13.83% to 12.03%
2009	0.95% to 2.60%	1,727,974	10.79 to 8.39	18,012,012	1.99%	28.65% to 26.28%
2008	0.95% to 2.60%	2,201,159	8.39 to 6.64	17,684,718	1.91%	-43.36% to -44.39%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2012	1.30% to 1.50%	263,647	19.35 to 15.79	4,988,925	2.11%	17.02% to 16.78%
2011	1.30% to 1.50%	318,592	16.53 to 13.52	5,146,659	1.71%	0.29% to 0.09%
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
2009	1.30% to 1.50%	435,060	14.54 to 11.94	6,202,757	1.06%	25.55% to 25.30%
2008	1.30% to 1.50%	508,815	11.58 to 9.53	5,786,705	1.10%	-42.46% to -42.58%
VIP Growth & Income Portfolio - Service Class (FGIS)
2012	0.95% to 1.30%	406,285	15.71 to 11.26	6,332,862	2.12%	17.27% to 16.86%
2011	0.95% to 1.30%	474,746	13.39 to 9.63	6,309,986	1.62%	0.61% to 0.26%
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%
2009	0.95% to 1.40%	656,856	11.72 to 8.40	7,645,855	1.32%	25.95% to 25.38%
2008	0.95% to 1.40%	757,698	9.31 to 6.70	7,005,801	1.01%	-42.33% to -42.59%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2012	0.95% to 2.15%	318,589	11.86 to 10.17	3,707,914	1.93%	17.12% to 15.70%
2011	0.95% to 2.15%	369,941	10.13 to 8.79	3,685,991	1.46%	0.40% to -0.82%
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
2009	0.95% to 2.60%	558,980	8.89 to 7.26	4,868,924	0.84%	25.81% to 23.51%
2008	0.95% to 2.60%	663,688	7.07 to 5.87	4,576,919	0.73%	-42.45% to -43.47%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30% to 1.50%	2,164,700	15.59 to 8.07	32,910,036	0.48%	43.96% to 43.66%
2008	1.30% to 1.50%	2,454,884	10.83 to 5.62	25,968,267	0.38%	-55.60% to -55.69%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95% to 1.50%	1,040,394	7.94 to 6.03	8,195,662	0.38%	44.33% to 43.53%
2008	0.95% to 1.50%	1,167,975	5.50 to 4.20	6,379,131	0.31%	-55.49% to -55.74%
VIP Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95% to 1.65%	223,840	6.59 to 6.15	1,463,152	0.23%	44.08% to 43.06%
2008	0.95% to 1.65%	260,162	4.57 to 4.30	1,178,992	0.10%	-55.56% to -55.88%
VIP Growth Portfolio - Initial Class (FGP)
2012	1.30% to 1.50%	526,541	17.89 to 14.97	9,198,366	0.55%	13.19% to 12.97%
2011	1.30% to 1.50%	657,852	15.80 to 13.25	10,133,503	0.35%	-1.10% to -1.30%
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
2009	1.30% to 1.50%	853,099	13.03 to 10.97	10,856,766	0.43%	26.62% to 26.36%
2008	1.30% to 1.50%	987,600	10.29 to 8.68	9,950,382	0.73%	-47.86% to -47.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class (FGS)
2012	0.95% to 1.65%	659,289	$ 15.36 to $ 9.57	$ 9,991,339	0.48%	13.45% to 12.65%
2011	0.95% to 1.65%	758,980	13.54 to 8.50	10,126,520	0.25%	-0.81% to -1.51%
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
2009	0.95% to 1.65%	1,042,498	11.11 to 7.07	11,397,677	0.34%	26.93% to 26.03%
2008	0.95% to 1.65%	1,178,043	8.75 to 5.61	10,160,222	0.66%	-47.74% to -48.11%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.95% to 1.85%	863,598	8.05 to 7.17	6,823,232	0.33%	13.31% to 12.28%
2011	0.95% to 1.85%	1,054,013	7.10 to 6.38	7,361,637	0.12%	-0.98% to -1.88%
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
2009	0.95% to 2.25%	1,659,007	5.85 to 6.51	9,746,477	0.20%	26.75% to 24.83%
2008	0.95% to 2.35%	1,957,567	4.61 to 5.16	9,226,547	0.47%	-47.81% to -48.60%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	1.40% to 1.50%	76,857	13.36 to 13.28	1,026,303	5.39%	12.70% to 12.58%
2011	1.40% to 1.50%	103,090	11.85 to 11.80	1,221,721	6.94%	2.59% to 2.49%
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
2009	1.40% to 1.45%	123,555	10.29 to 10.28	1,271,390	9.72%	41.80% to 41.73%
2008	1.40% to 1.45%	144,845	7.26 to 7.25	1,051,086	10.32%	-25.94% to -25.97%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.95% to 1.50%	277,431	14.57 to 13.30	4,013,990	5.40%	13.11% to 12.48%
2011	0.95% to 1.50%	334,346	12.88 to 11.83	4,280,118	6.32%	2.94% to 2.37%
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
2009	0.95% to 1.50%	490,276	11.10 to 10.31	5,417,043	7.62%	42.41% to 41.62%
2008	0.95% to 1.50%	577,479	7.80 to 7.28	4,483,080	7.59%	-25.78% to -26.19%
VIP High Income Portfolio - Service Class 2 (FHI2)
2012	0.95% to 1.85%	200,151	15.21 to 13.55	2,995,920	5.27%	12.89% to 11.86%
2011	0.95% to 1.85%	251,674	13.48 to 12.12	3,339,952	6.09%	2.73% to 1.80%
2010	0.95% to 1.85%	328,452	13.12 to 11.90	4,241,656	6.40%	12.59% to 11.57%
2009	0.95% to 2.00%	485,203	11.65 to 9.64	5,481,167	7.20%	42.10% to 40.57%
2008	0.95% to 2.00%	683,721	8.20 to 6.86	5,401,594	6.41%	-25.85% to -26.67%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2012	0.95% to 1.80%	107,009	13.52 to 12.87	1,431,353	5.85%	12.81% to 11.84%
2011	0.95% to 1.80%	113,574	11.98 to 11.51	1,349,359	6.15%	2.66% to 1.78%
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
2009	0.95% to 2.00%	195,840	10.36 to 10.06	2,014,679	7.65%	42.13% to 40.60%
2008	0.95% to 2.00%	204,856	7.29 to 7.15	1,484,566	8.72%	-25.89% to -26.71%
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.95% to 1.05%	32,367	13.64 to 13.56	440,770	5.63%	13.01% to 12.90%
2011	0.95% to 1.20%	38,112	12.07 to 11.93	459,157	6.65%	3.01% to 2.75%
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
2009	0.95% to 1.20%	48,313	10.41 to 10.34	502,388	7.21%	42.56% to 42.21%
2008	0.95% to 1.20%	51,824	7.30 to 7.27	378,158	9.25%	-25.69% to -25.88%
VIP Index 500 Portfolio - Initial Class (FIP)
2012	0.95% to 1.70%	1,216,495	15.72 to 10.56	20,132,649	1.96%	14.81% to 13.94%
2011	0.95% to 1.70%	1,489,798	13.70 to 9.26	21,473,723	1.89%	1.07% to 0.31%
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
2009	0.95% to 1.80%	1,943,775	11.89 to 8.08	24,461,730	2.52%	25.40% to 24.33%
2008	0.95% to 1.80%	2,303,589	9.48 to 6.50	23,084,333	1.91%	-37.60% to -38.13%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2012	0.95% to 1.70%	777,377	20.67 to 17.47	16,103,165	2.37%	4.89% to 4.09%
2011	0.95% to 1.70%	878,584	19.70 to 16.78	17,381,579	3.05%	6.32% to 5.51%
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%
2009	0.95% to 1.70%	1,257,159	17.36 to 15.01	22,031,226	8.95%	14.62% to 13.76%
2008	0.95% to 1.80%	1,487,483	15.14 to 13.00	22,802,056	4.56%	-4.17% to -4.98%
VIP Mid Cap Portfolio - Initial Class (FMCP)
2012	1.30%	59,838	43.06	2,576,666	0.61%	13.34%
2011	1.30%	71,033	37.99	2,698,839	0.25%	-11.77%
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
2009	1.30%	84,859	33.87	2,873,780	0.88%	38.27%
2008	1.30%	91,649	24.49	2,244,770	0.43%	-40.23%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95% to 1.85%	133,044	44.62 to 36.36	5,894,994	0.50%	13.66% to 12.62%
2011	0.95% to 1.85%	156,767	39.26 to 32.28	6,100,499	0.13%	-11.56% to -12.37%
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
2009	0.95% to 1.85%	239,781	34.82 to 29.16	8,285,227	0.59%	38.69% to 37.43%
2008	0.95% to 1.85%	270,595	25.11 to 21.22	6,749,304	0.33%	-40.08% to -40.63%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	0.95% to 2.15%	581,491	25.29 to 21.67	14,419,390	0.37%	13.47% to 12.09%
2011	0.95% to 2.15%	692,031	22.29 to 19.33	15,143,526	0.02%	-11.70% to -12.77%
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
2009	0.95% to 2.25%	1,178,982	19.82 to 27.75	24,350,810	0.44%	38.42% to 36.45%
2008	0.95% to 2.40%	1,462,630	14.32 to 20.04	22,665,119	0.24%	-40.18% to -41.11%
VIP Money Market Portfolio - Initial Class (FMMP)
2012	0.95% to 1.50%	727,068	13.09 to 12.15	9,361,044	0.14%	-0.82% to -1.37%
2011	0.95% to 1.50%	832,065	13.18 to 12.31	10,812,880	0.11%	-0.84% to -1.39%
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
2009	0.95% to 1.80%	1,254,704	13.38 to 11.58	16,665,180	0.82%	-0.24% to -1.09%
2008	0.95% to 1.80%	1,755,894	13.41 to 11.71	23,422,359	2.98%	2.05% to 1.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class (FOP)
2012	1.30% to 1.50%	483,992	$ 16.82 to$ 13.93	$ 8,008,247	1.91%	19.17% to 18.93%
2011	1.30% to 1.50%	559,611	14.11 to 11.72	7,775,840	1.30%	-18.24% to -18.41%
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
2009	1.30% to 1.50%	799,518	15.46 to 12.89	12,179,776	2.13%	24.88% to 24.63%
2008	1.30% to 1.50%	936,068	12.38 to 10.34	11,429,678	2.34%	-44.54% to-44.65%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.95% to 1.45%	176,981	14.31 to 11.73	2,509,224	1.77%	19.39% to 18.79%
2011	0.95% to 1.45%	215,256	11.98 to 9.88	2,559,186	1.20%	-18.01% to -18.43%
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
2009	0.95% to 1.45%	290,240	13.06 to 11.62	3,753,883	2.04%	25.24% to 24.60%
2008	0.95% to 1.45%	332,003	10.43 to 8.73	3,433,097	2.15%	-44.40% to -44.68%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	0.95% to 2.15%	164,635	9.90 to 8.48	1,603,863	1.62%	19.23% to 17.78%
2011	0.95% to 2.15%	205,125	8.30 to 7.20	1,680,184	1.08%	-18.12% to -19.12%
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
2009	0.95% to 2.15%	295,619	9.07 to 8.07	2,661,348	1.83%	25.02% to 23.51%
2008	0.95% to 2.30%	376,092	7.26 to 7.94	2,748,873	1.87%	-44.49% to -45.31%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.95% to 2.10%	131,517	13.33 to 12.05	1,730,594	1.70%	19.30% to 17.92%
2011	0.95% to 2.10%	156,770	11.17 to 10.22	1,730,600	1.03%	-18.17% to -19.12%
2010	0.95% to 2.10%	208,729	13.65 to 12.63	2,852,274	1.03%	11.75% to 10.46%
2009	0.95% to 2.55%	285,270	12.22 to 16.24	3,716,167	1.99%	25.00% to 22.74%
2008	0.95% to 2.55%	352,777	9.77 to 13.23	3,767,285	1.96%	-44.48% to -45.44%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95% to 1.45%	31,250	13.52 to 12.94	417,916	1.81%	19.52% to 18.92%
2011	0.95% to 1.45%	35,920	11.31 to 10.88	402,753	1.20%	-18.09% to -18.50%
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
2009	0.95% to 1.55%	52,089	12.33 to 17.56	643,937	2.21%	25.29% to 24.29%
2008	0.95% to 1.55%	64,461	9.84 to 14.13	639,820	2.34%	-44.41% to -44.81%
VIP Value Portfolio - Service Class 2 (FV2)
2012	0.95% to 1.75%	26,786	13.63 to 12.41	359,102	1.36%	19.40% to 18.43%
2011	0.95% to 1.75%	37,024	11.41 to 10.47	416,278	0.71%	-3.60% to -4.38%
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
2009	0.95% to 1.75%	50,426	10.17 to 9.49	507,519	0.68%	40.76% to 39.62%
2008	0.95% to 1.75%	55,361	7.23 to 6.80	393,801	0.49%	-47.11% to -47.54%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.95% to 1.10%	7,989	18.38 to 18.09	146,242	0.33%	25.89% to 25.70%
2011	0.95% to 1.15%	14,663	14.60 to 14.32	212,586	0.80%	-9.71% to -9.89%
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%
2009	0.95% to 1.40%	26,841	12.91 to 11.70	341,779	0.53%	55.90% to 54.88%
2008	0.95% to 1.55%	23,049	8.28 to 7.48	186,864	0.62%	-51.64% to -52.03%
VIP Value Portfolio - Service Class (FVS)
2012	0.95% to 1.05%	14,656	13.88 to 13.72	202,937	1.63%	19.65% to 19.53%
2011	0.95% to 1.05%	16,148	11.60 to 11.48	186,874	0.76%	-3.47% to -3.57%
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
2009	0.95% to 1.05%	23,767	10.30 to 10.22	244,577	0.77%	40.99% to 40.85%
2008	0.95% to 1.05%	29,534	7.31 to 7.25	215,504	0.70%	-47.04% to -47.09%
VIP Growth Strategies Portfolio - Service Class (FAGRS)
2012	0.95% to 1.00%	4,715	10.91 to 10.84	51,318	0.00%	10.55% to 10.49%
2011	0.95% to 1.00%	4,903	9.87 to 9.81	48,272	0.00%	-9.87% to -9.92%
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
2009	0.95% to 1.00%	8,266	8.87 to 8.83	73,146	0.00%	38.40% to 38.33%
2008	0.95% to 1.00%	6,455	6.41 to 6.38	41,320	0.00%	-49.36% to -49.39%
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2012	0.95% to 2.15%	44,317	10.64 to 9.19	458,483	0.00%	10.47% to 9.13%
2011	0.95% to 2.15%	51,949	9.63 to 8.42	488,195	0.00%	-10.08% to -11.16%
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
2009	0.95% to 2.25%	123,408	8.67 to 7.68	1,044,951	0.00%	38.00% to 35.98%
2008	0.95% to 2.35%	208,391	6.28 to 5.60	1,273,306	0.00%	-49.39% to -50.19%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.95% to 1.50%	66,712	16.63 to 15.67	1,093,267	1.82%	11.11% to 10.49%
2011	0.95% to 1.55%	73,800	14.96 to 14.14	1,089,825	1.63%	5.29% to 4.71%
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
2009	0.95% to 1.65%	125,910	11.86 to 11.24	1,472,972	1.88%	16.56% to 15.61%
2008	0.95% to 1.65%	151,231	10.18 to 9.72	1,520,486	2.07%	-27.64% to -28.21%
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	0.95% to 1.35%	10,629	16.42 to 15.73	171,931	3.14%	17.47% to 16.99%
2011	0.95% to 1.35%	16,370	13.98 to 13.45	225,981	1.96%	-11.29% to -11.65%
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
2009	0.95% to 1.55%	23,759	14.64 to 12.93	340,797	3.97%	36.04% to 35.04%
2008	0.95% to 1.55%	30,221	10.76 to 9.58	318,896	2.58%	-40.80% to -41.21%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.95% to 1.40%	35,101	10.38 to 10.16	361,174	2.65%	14.23% to 13.71%
2011	0.95% to 1.40%	31,538	9.09 to 8.94	284,402	0.01%	-2.48% to -2.92%
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
2009	0.95% to 2.00%	57,780	8.53 to 8.37	490,739	4.75%	29.01% to 27.50%
2008	0.95% to 1.60%	9,607	6.61 to 6.58	63,341	2.89%	-33.86% to -34.20%	****
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.95% to1.80%	31,830	5.58 to 6.74	181,638	1.25%	-46.46% to-47.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.95% to 1.70%	14,053	$ 14.41 to $ 13.49	$ 200,212	0.18%	9.92% to 9.09%
2011	0.95% to 1.70%	19,928	13.11 to 12.37	257,526	0.33%	-4.00% to -4.72%
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
2009	0.95% to 2.20%	22,205	11.22 to 12.58	258,250	1.41%	30.18% to 28.35%
2008	0.95% to 2.20%	26,570	8.62 to 9.80	239,704	1.99%	-40.02% to -40.83%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.35%	745,696	10.16 to 9.06	7,413,359	0.01%	42.78% to 40.55%
2008	0.95% to 2.60%	945,209	7.11 to 6.34	6,572,841	0.00%	-46.18% to -47.14%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95% to 1.50%	16,467	16.55 to 15.77	268,915	2.48%	20.07% to 19.40%
2011	0.95% to 1.50%	35,421	13.78 to 13.21	483,286	1.32%	-9.14% to -9.64%
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
2009	0.95% to 1.55%	41,001	13.21 to 18.45	556,408	2.30%	38.37% to 37.37%
2008	0.95% to 1.55%	49,473	9.54 to 13.43	499,279	1.47%	-40.76% to -41.20%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.95% to 2.00%	171,484	16.20 to 14.77	2,726,927	1.98%	19.80% to 18.53%
2011	0.95% to 2.00%	226,068	13.52 to 12.46	3,006,496	1.10%	-9.36% to -10.32%
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
2009	0.95% to 2.15%	435,440	13.02 to 12.15	5,596,606	2.01%	38.06% to 36.22%
2008	0.95% to 2.20%	525,504	9.43 to 8.90	4,888,798	1.30%	-40.91% to -41.74%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.95% to 1.35%	7,216	18.92 to 18.13	134,619	2.31%	20.11% to 19.62%
2011	0.95% to 1.35%	9,452	15.76 to 15.16	147,054	1.34%	-9.16% to -9.53%
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
2009	0.95% to 1.55%	31,161	15.10 to 13.14	459,225	1.68%	38.44% to 37.45%
2008	0.95% to 1.55%	33,904	10.91 to 9.56	361,882	1.58%	-40.76% to -41.19%
Global Securities Fund/VA - Service Class (OVGSS)
2012	0.95% to 1.95%	109,538	18.45 to 16.52	1,976,617	1.92%	19.80% to 18.59%
2011	0.95% to 1.95%	131,204	15.40 to 13.93	1,982,792	1.11%	-9.39% to -10.31%
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
2009	0.95% to 2.10%	254,036	14.83 to 13.53	3,690,668	2.11%	38.03% to 36.27%
2008	0.95% to 2.10%	356,893	10.75 to 9.93	3,753,280	1.30%	-40.90% to -41.66%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	0.95% to 2.15%	353,391	13.72 to 12.01	4,746,464	0.66%	15.50% to 14.10%
2011	0.95% to 2.15%	409,404	11.88 to 10.53	4,768,340	0.63%	-1.26% to -2.45%
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
2009	0.95% to 2.15%	726,603	10.48 to 9.52	7,439,741	1.73%	26.78% to 25.24%
2008	0.95% to 2.25%	910,823	8.27 to 7.55	7,362,822	1.35%	-39.21% to -40.08%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.95% to 1.35%	17,060	19.88 to 19.04	335,083	0.53%	16.86% to 16.39%
2011	0.95% to 1.35%	25,979	17.01 to 16.36	437,380	0.70%	-3.14% to -3.53%
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%
2009	0.95% to 1.55%	43,822	14.37 to 13.72	622,444	0.92%	35.89% to 34.90%
2008	0.95% to 1.55%	50,851	10.57 to 10.17	532,380	0.50%	-38.42% to -38.88%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	0.95% to 1.50%	30,355	11.18 to 10.77	334,019	0.32%	16.55% to 15.90%
2011	0.95% to 1.50%	37,115	9.59 to 9.30	351,946	0.38%	-3.31% to -3.84%
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
2009	0.95% to 1.75%	37,025	8.14 to 10.63	325,447	0.63%	35.58% to 34.32%
2008	0.95% to 1.80%	43,562	6.00 to 7.90	283,949	0.31%	-38.59% to -39.20%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.95% to 1.40%	24,123	10.16 to 10.15	245,093	0.00%	1.62% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	0.95% to 1.85%	400,651	19.36 to 17.53	7,619,995	5.61%	12.07% to 11.05%
2011	0.95% to 1.85%	474,674	17.28 to 15.79	8,073,718	2.97%	-0.30% to -1.21%
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
2009	0.95% to 2.30%	942,990	15.25 to 13.71	14,120,678	0.27%	17.28% to 15.65%
2008	0.95% to 2.30%	1,202,860	13.00 to 11.85	15,311,582	5.05%	-15.30% to -16.45%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.95% to 1.75%	67,913	13.21 to 12.83	886,793	5.20%	4.23% to 3.39%
2011	0.95% to 1.75%	73,985	12.68 to 12.41	930,403	1.94%	7.39% to 6.52%
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
2009	0.95% to 1.55%	10,695	10.90 to 10.86	116,428	0.72%	8.97% to 8.56%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.95% to 1.75%	141,753	11.98 to 11.63	1,690,885	1.78%	4.74% to 3.89%
2011	0.95% to 1.75%	134,979	11.44 to 11.20	1,540,847	1.59%	0.05% to -0.76%
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
2009	0.95% to 1.85%	161,276	10.98 to 10.91	1,767,434	1.29%	9.76% to 9.12%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	0.95% to 1.35%	6,844	14.92 to 14.35	100,923	1.84%	18.00% to 17.53%
2011	0.95% to 1.65%	11,369	12.64 to 11.89	140,967	1.21%	-5.55% to -6.21%
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
2009	0.95% to 1.80%	17,134	11.81 to 10.90	197,603	2.59%	28.58% to 27.31%
2008	0.95% to 2.15%	44,660	9.19 to 8.36	400,489	2.27%	-39.28% to -40.12%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	0.95% to 1.35%	9,527	13.34 to 12.79	125,217	2.04%	20.76% to 20.27%
2011	0.95% to 1.35%	9,653	11.05 to 10.63	105,068	3.04%	-17.72% to -18.05%
2010	0.95% to 1.35%	13,155	13.43 to 12.97	174,856	3.73%	8.98% to 8.54%
2009	0.95% to 1.55%	16,878	12.32 to 11.76	205,705	0.00%	23.45% to 22.46%
2008	0.95% to 1.55%	24,176	9.98 to 9.60	238,682	2.54%	-44.48% to -44.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2012	0.95% to 1.50%	7,469	$ 16.42 to $ 15.48	$ 120,053	0.47%	16.37% to 15.72%
2011	0.95% to 1.50%	8,460	14.11 to 13.38	117,309	0.48%	-5.63% to -6.15%
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
2009	0.95% to 1.50%	17,044	11.98 to 11.49	201,760	1.79%	30.28% to 29.56%
2008	0.95% to 1.50%	24,978	9.20 to 8.87	227,344	1.48%	-39.94% to -40.27%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.95% to 1.60%	52,325	13.49 to 12.58	687,532	0.34%	13.14% to 12.40%
2011	0.95% to 1.60%	60,756	11.92 to 11.19	709,223	0.00%	-18.63% to -19.16%
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
2009	0.95% to 2.25%	100,291	12.25 to 11.07	1,195,587	0.53%	62.34% to 60.14%
2008	0.95% to 2.25%	55,966	7.54 to 6.91	414,502	0.00%	-37.63% to -38.51%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.95% to 1.85%	177,319	11.91 to 10.78	2,052,731	0.00%	12.32% to 11.29%
2011	0.95% to 1.85%	135,448	10.60 to 9.69	1,400,057	0.00%	-7.28% to -8.12%
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
2009	0.95% to 2.05%	273,597	9.65 to 8.82	2,561,691	0.00%	64.07% to 62.03%
2008	0.95% to 2.30%	328,511	5.88 to 5.35	1,882,927	0.20%	-49.60% to -50.34%
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
2012	0.95% to 2.15%	326,060	14.75 to 12.92	4,703,928	1.44%	17.79% to 16.36%
2011	0.95% to 2.15%	409,076	12.52 to 11.10	5,017,124	1.39%	-3.04% to -4.21%
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%
2009	0.95% to 2.30%	745,932	11.27 to 10.11	8,205,438	4.29%	27.19% to 25.29%
2008	0.95% to 2.30%	930,104	8.86 to 8.07	8,056,470	2.44%	-36.41% to -37.36%
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2008	0.95% to 2.60%	708,705	6.39 to 5.69	4,419,408	0.44%	-52.36% to -53.25%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.95% to 1.35%	15,157	12.37 to 12.04	186,025	0.94%	12.80% to 12.34%
2011	0.95% to 1.35%	18,185	10.97 to 10.72	198,240	0.91%	-1.01% to -1.41%
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
2009	0.95% to 1.55%	46,564	10.21 to 11.33	478,210	1.88%	27.08% to 26.19%
2008	0.95% to 1.55%	49,846	8.04 to 8.98	403,209	2.08%	-30.81% to -31.27%
V.I. Core Equity Fund - Series II (AVCE2)
2012	0.95% to 1.80%	62,373	12.17 to 11.49	749,497	0.85%	12.53% to 11.56%
2011	0.95% to 1.80%	61,899	10.82 to 10.30	659,306	0.76%	-1.24% to -2.08%
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
2009	0.95% to 2.35%	123,027	10.12 to 9.60	1,229,072	1.55%	26.77% to 24.85%
2008	0.95% to 2.35%	136,524	7.99 to 7.69	1,078,893	1.81%	-30.98% to -32.00%
V.I. International Growth Fund - Series II (AVIE2)
2012	0.95% to 1.80%	14,228	20.59 to 18.74	287,288	1.28%	14.16% to 13.18%
2011	0.95% to 1.80%	15,150	18.03 to 16.56	268,583	1.30%	-7.87% to -8.66%
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
2009	0.95% to 2.10%	35,995	17.55 to 16.02	619,656	1.26%	33.63% to 31.92%
2008	0.95% to 2.10%	47,870	13.13 to 12.15	616,506	0.41%	-41.11% to -41.86%
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)
2012	0.95% to 1.35%	10,319	16.39 to 15.70	166,546	0.06%	9.90% to 9.45%
2011	0.95% to 1.35%	13,539	14.91 to 14.35	199,307	0.26%	-7.27% to -7.64%
2010	0.95% to 1.40%	21,857	16.08 to 15.49	347,677	0.45%	13.03% to 12.61%
2009	0.95% to 1.55%	40,559	14.23 to 13.60	572,187	1.33%	28.98% to 28.08%
2008	0.95% to 1.55%	48,207	11.03 to 10.62	527,777	1.53%	-29.20% to -29.66%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.95% to 1.35%	14,833	9.66 to 9.64	143,166	1.16%	-3.37% to -3.63%	****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.95% to 1.75%	58,355	9.76 to 9.71	568,920	0.60%	-2.41% to -2.94%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.95% to 1.75%	155,984	13.89 to 13.48	2,148,283	1.16%	18.04% to 17.09%
2011	0.95% to 1.75%	161,057	11.76 to 11.51	1,883,766	0.91%	-8.09% to -8.83%
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
2009	0.95% to 1.85%	115,948	11.89 to 8.97	1,238,557	0.00%	18.90% to 18.16%	****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.95% to 1.55%	8,083	16.63 to 16.26	133,915	0.00%	6.84% to 6.20%
2011	0.95% to 1.55%	7,872	15.57 to 15.32	122,000	0.00%	-5.50% to -6.07%
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
2009	1.00% to 1.40%	6,874	13.11 to 13.08	90,092	0.00%	31.13% to 30.78%	****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	0.95% to 1.80%	796,216	12.08 to 11.13	9,504,014	1.45%	-6.40% to -7.17%
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
2009	0.95% to 1.85%	1,286,972	11.78 to 11.00	14,978,687	0.01%	24.43% to 23.21%
2008	0.95% to 1.85%	1,828,065	9.47 to 8.92	17,103,103	1.25%	-29.75% to -30.43%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 1.80%	82,622	9.12 to 8.38	733,945	0.00%	-8.99% to -9.77%
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%
2009	0.95% to 2.60%	160,721	8.79 to 7.68	1,371,344	0.28%	19.57% to 17.38%
2008	0.95% to 2.60%	182,489	7.35 to 6.54	1,304,807	0.00%	-43.17% to -44.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95% to 1.10%	2,986	$ 13.16 to $ 12.97	$ 38,739	0.00%	-8.04% to -8.18%
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
2009	0.95% to 1.40%	9,758	12.16 to 11.74	117,307	0.00%	41.02% to 40.16%
2008	0.95% to 1.40%	11,561	8.62 to 8.37	98,659	0.00%	-47.53% to -47.85%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 1.35%	8,950	11.99 to 11.62	105,603	0.00%	-8.25% to -8.62%
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
2009	0.95% to 2.05%	21,689	11.13 to 13.72	252,525	0.00%	40.64% to 38.86%
2008	0.95% to 2.05%	26,173	7.92 to 9.88	217,628	0.00%	-47.63% to -48.29%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.95% to 1.75%	76,485	9.81 to 9.67	747,759	0.79%	-17.19% to -17.86%
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
2009	1.00% to 1.60%	6,049	11.34 to 11.30	68,498	4.96%	13.43% to 12.97%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.10%	119,548	8.78 to 8.01	1,030,537	2.32%	13.42% to 11.93%
2008	0.95% to 2.25%	144,291	7.74 to 7.08	1,096,433	1.53%	-34.59% to -35.54%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.10%	62,185	2.78 to 2.76	172,173	11.02%	-2.81% to -2.96%
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
2009	0.95% to 1.55%	79,552	2.52 to 2.44	199,631	0.00%	25.55% to 23.30%
2008	0.95% to 1.55%	48,947	2.01 to 1.98	98,043	7.38%	-79.09% to -79.28%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.40%	29,987	4.00 to 3.83	118,599	9.79%	-3.26% to -3.70%
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2009	0.95% to 1.65%	58,027	3.64 to 3.40	208,723	0.00%	24.13% to 21.80%
2008	0.95% to 1.65%	83,236	2.93 to 2.79	241,678	8.16%	-78.88% to -79.09%
International Equity Fund II (obsolete) (FVIE2)
2009	0.95% to 1.40%	8,430	11.88 to 11.47	99,267	3.07%	39.91% to 39.04%
2008	0.95% to 1.40%	10,516	8.49 to 8.25	88,622	0.63%	-46.24% to -46.56%
INTECH Risk-Managed Core Portfolio -Service Shares (obsolete) (JARLCS)
2008	0.95% to 2.25%	17,772	11.38 to 10.58	196,670	0.67%	-36.85% to -37.74%
Large Cap Core Equity Fund (obsolete) (STVGI)
2008	0.95% to 1.45%	2,608	11.44 to 11.09	29,393	1.01%	-38.49% to -38.81%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	0.95% to 1.55%	196,969	7.25 to 6.96	1,410,725	0.41%	-39.63% to -40.06%
Large Cap Growth Stock Fund (obsolete) (STVCA)
2008	1.10% to 1.85%	2,620	9.00 to 8.59	23,038	0.20%	-41.33% to -41.78%
Large Cap Value Equity Fund (obsolete) (STVVIS)
2008	1.10% to 1.90%	5,137	12.77 to 12.16	64,302	2.03%	-33.53% to -34.13%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	0.95% to 1.65%	157,175	8.78 to 8.38	1,362,445	1.26%	-39.98% to -40.49%
Mid Cap Growth Strategies Fund II (obsolete) (FVGS2)
2009	0.95% to 1.65%	36,281	13.08 to 12.39	466,497	0.00%	29.37% to 28.24%
2008	0.95% to 1.65%	44,308	10.11 to 9.66	442,313	0.00%	-44.03% to -44.48%
Mid Cap Core Equity Fund (obsolete) (STVMCE)
2008	0.95% to 1.85%	2,229	11.63 to 10.99	25,112	0.58%	-41.22% to -41.76%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 1.60%	19,280	5.68 to 5.58	110,752	0.00%	-46.79% to -47.14%
Small Cap Value Equity Fund (obsolete) (STVSCV)
2008	0.95% to 1.40%	4,565	15.62 to 15.23	70,692	1.68%	-33.78% to -34.15%

2012	Reserves for annuity contracts in payout phase:			580,219
2012	Contract owners equity:			$ 507,833,832
2011	Reserves for annuity contracts in payout phase:			869,225
2011	Contract owners equity:			$ 541,215,504
2010	Reserves for annuity contracts in payout phase:			1,133,318
2010	Contract owners equity:			$ 699,931,571
2009	Reserves for annuity contracts in payout phase:			427,890
2009	Contract owners equity:			$ 788,131,102
2008	Reserves for annuity contracts in payout phase:			444,798
2008	Contract owners equity:			$ 774,814,980

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.